                                        REGISTRATION NOS. -333-185792/811-08862

    As filed with the Securities and Exchange Commission on April 30, 2013

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Pre-Effective Amendment No.          [ ]
                 Post Effective Amendment No. 1       [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                 Amendment No. 3                      [X]

                               -----------------

                             AG SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                  2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-4954
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                           Jennifer P. Powell, Esq.
                            AIG Life and Retirement
                              2919 Allen Parkway
                               Houston, TX 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:
[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on [April 30, 2013] pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]   on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED:
Units of interests in AG Separate Account A of American General Life Insurance Company under ElitePlus Bonus Fixed and Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

AMERICAN GENERAL LIFE INSURANCE COMPANY             AG SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL            PROSPECTUS
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS                 MAY 1, 2013

                                ELITEPLUS BONUS

American General Life Insurance Company (the "Company" or "AGL") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

                           VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund
-- Series I Shares                     VALIC COMPANY I
Invesco V.I. American Franchise Fund,
Series I Shares                        Government Securities Fund
Janus Aspen Overseas Portfolio --
Service Shares                         Growth & Income Fund
Janus Aspen Portfolio -- Service
Shares                                 International Equities Fund
MFS VIT Core Equity Series, Initial
Class                                  Money Market I Fund
Oppenheimer Capital Appreciation
Fund/VA, Non-Service Shares            Science & Technology Fund
Oppenheimer Global Strategic Income
Fund/VA, Non-Service Shares            Stock Index Fund
Oppenheimer Main Street Fund/VA,
  Non-Service Shares
Oppenheimer Main Street Small Cap      VALIC COMPANY II
Fund/VA, Non-Service Shares            High Yield Bond Fund
Putnam VT Global Equity Fund -- Class
IB Shares                              Mid Cap Value Fund
Templeton Developing Markets
Securities Fund -- Class 2             Strategic Bond Fund
Templeton Foreign Securities Fund --
Class 2

The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

A Statement of Additional Information ("SAI"), dated May 1, 2013, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This SAI contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.

THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         PAGE
                                                                         ----
  GLOSSARY OF TERMS.....................................................   3
  FEE TABLES............................................................   4
  EXAMPLES..............................................................   5
  SELECTED PURCHASE UNIT DATA...........................................   5
  SUMMARY...............................................................   8
  GENERAL INFORMATION...................................................  10
     About the Contract.................................................  10
     The Merger.........................................................  10
     About the Company..................................................  10
     About AG Separate Account A........................................  11
     About the Fixed Account Options....................................  11
     Units of Interest..................................................  11
     Distribution of the Contracts......................................  11
  FIXED AND VARIABLE ACCOUNT OPTIONS....................................  12
     Fixed Account Options..............................................  12
     Variable Account Options...........................................  13
  PURCHASE PERIOD.......................................................  15
     Purchase Payments..................................................  15
     Right to Return....................................................  15
     1% Bonus...........................................................  15
     Purchase Units.....................................................  16
     Stopping Purchase Payments.........................................  17
  TRANSFERS BETWEEN INVESTMENT OPTIONS..................................  17
     During the Purchase Period.........................................  17
     Policy Against Market Timing and Frequent Transfers................  17
     Communicating Transfer or Reallocation Instructions................  18
     Sweep Account Program..............................................  18
     Effective Date of Transfer.........................................  19
     Reservation of Rights..............................................  19
     Dollar Cost Averaging Program......................................  19
     Portfolio Rebalancing Program......................................  19
     During the Payout Period...........................................  20
  FEES AND CHARGES......................................................  20
     Account Maintenance Fee............................................  20
     Surrender Charge...................................................  20
     Market Value Adjustment............................................  21
     Premium Tax Charge.................................................  22
     Separate Account Charges...........................................  22
     Optional Separate Account Charges..................................  22
     Fund Annual Expense Charges........................................  22
     Other Tax Charges..................................................  22
  PAYOUT PERIOD.........................................................  23
     Fixed Payout.......................................................  23
     Variable Payout....................................................  23
     Combination Fixed and Variable Payout..............................  23
     Payout Date........................................................  23
     Payout Options.....................................................  23
     Payout Information.................................................  24
  SURRENDER OF ACCOUNT VALUE............................................  24
     When Surrenders are Allowed........................................  24
     Amount That May Be Surrendered.....................................  24
     Surrender Restrictions.............................................  25
     Partial Surrender..................................................  25
     Systematic Withdrawal Program......................................  25
     Distributions Required By Federal Tax Law..........................  25
  DEATH BENEFITS........................................................  25
     Beneficiary Information............................................  25
     Proof of Death.....................................................  26
     Special Information for Nonqualified Contracts.....................  26
     Important Information for Beneficiaries who Elect to Defer Payment.  26
     Joint Owner Spousal Election Information...........................  26
     During the Purchase Period.........................................  26
     During the Payout Period...........................................  27
  OTHER CONTRACT FEATURES...............................................  27
     Change of Beneficiary..............................................  27
     Cancellation -- The 10 Day "Free Look".............................  27
     We Reserve Certain Rights..........................................  28
     Deferring Payments.................................................  28
  VOTING RIGHTS.........................................................  28
     Who May Give Voting Instructions...................................  28
     Determination of Fund Shares Attributable to Your Account..........  28
     How Fund Shares Are Voted..........................................  29
  FEDERAL TAX MATTERS...................................................  29
     Types of Plans.....................................................  29
     Tax Consequences in General........................................  29
  LEGAL PROCEEDINGS.....................................................  31
  FINANCIAL INFORMATION.................................................  32
  TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........  32

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," mean American General Life Insurance Company and the words "you" and "your," unless otherwise instructed in this prospectus, mean the contract owner, annuitant or beneficiary. Other specific terms we use in this prospectus are:

ACCOUNT VALUE - the total sum of your Fixed Account Options and/or Variable Account Options that have not yet been applied to your Payout Payments.

AG SEPARATE ACCOUNT A - a segregated asset account established by the Company under the Texas Insurance Code. The purpose of AG Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

ANNUITANT - the individual, (in most cases this person is you) to whom Payout Payments will be paid. The Annuitant is also the measuring life for the Contract.

ANNUITY SERVICE CENTER - our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101.

ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of Account Value in your Variable Account Option(s).

BENEFICIARY - the person designated to receive Payout Payments or the Account Value upon death of an Annuitant or the Owner.

BONUS - an additional amount paid by the Company, equal to 1% of the initial Purchase Payment and certain subsequent Purchase Payments.

CONTRACT ANNIVERSARY - the date that the Contract is issued and each yearly anniversary of that date thereafter.

CONTRACT YEAR - the first twelve month period and then each yearly anniversary of that period following the issue date of the Contract.

CONTRACT OWNER - the person entitled to the ownership rights as stated in this prospectus

FIXED ACCOUNT OPTIONS -- a particular subaccount into which your Purchase Payments and Account Value may be allocated to fixed investment options and are guaranteed to earn at least a minimum rate of interest.

MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in AG Separate Account A.

MVA BAND - the name given to a specific amount of Account Value allocated to the MVA Option for an MVA Term. SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS IN THIS PROSPECTUS.

MVA TERM - a period of time in which an amount of account Value is allocated to a guarantee period in the MVA Option. SEE THE "MVA OPTION" SECTION IN THE PROSPECTUS.

PAYOUT PAYMENTS - the payments made to you during the Payout Period. Payout Payments may be made on a fixed Variable, or combination of fixed and variable basis.

PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

PAYOUT UNIT a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the AG Separate Account A Division you have selected.

PURCHASE PAYMENTS - an amount of money you pay to the Company to receive the benefits offered by the Contract.

PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender).

PURCHASE UNIT - a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

VARIABLE ACCOUNT OPTIONS -- investment options that correspond to AG Separate Account A Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

VARIABLE PAYOUT - payments to you during the Payout Period that will vary based on your investments in the Variable Account Options of AG Separate Account A. Because the value of your Variable Account Options may vary, we cannot guarantee the amounts of the Variable Payout.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

       Maximum Surrender Charge
       (As a percentage of the Purchase Payment withdrawn)......... 5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

    YEARS                                    1   2   3   4   5   6   7   8+
    -----                                    -   -   -   -   -   -   -   --
                                             5%  5%  5%  4%  3%  2%  1%  0%

        Transfer Fee (1)............................................ $25

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE (2)................................. $30

SEPARATE ACCOUNT ANNUAL CHARGES (3)
(deducted daily as a percentage of your average Account Value)

       Mortality and Expense Risk Fee.............................. 1.25%
       Administration Fee.......................................... 0.15%
       Optional Enhanced Death Benefit Charge...................... 0.05%
       Optional Annual Step-Up Death Benefit Charge................ 0.10%
                                                                    ----
       TOTAL SEPARATE ACCOUNT ANNUAL CHARGES....................... 1.55%
                                                                    ====

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                  MINIMUM MAXIMUM
-------------------------------------------                  ------- -------
(Expenses that are deducted from the assets of a Mutual
  Fund, including management fees, distribution and/or
  service (12b-1) fees, and other expenses).................  0.37%   1.60%

--------
(1) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "TRANSFERS BETWEEN INVESTMENT OPTIONS" IN THIS PROSPECTUS.
(2) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "FEES AND CHARGES" in this prospectus.
(3) Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.

These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.60%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)If you surrender your Contract at the end of the applicable time period:

  1 YEAR                                             3 YEARS 5 YEARS 10 YEARS
  ------                                             ------- ------- --------
  $820                                               $1,453  $1,955   $3,476

(2)If you annuitize or do not surrender your Contract:

  1 YEAR                                             3 YEARS 5 YEARS 10 YEARS
  ------                                             ------- ------- --------
  $320                                                $977   $1,659   $3,476

Note: These examples should not be considered representative of past or future expenses for AG Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.

SELECTED PURCHASE UNIT DATA (1)
--------------------------------------------------------------------------------

                                              UNIT VALUE   UNIT     NUMBER OF
                                                  AT     VALUE AT     UNITS
FUND                                          BEGINNING   END OF  OUTSTANDING AT
NAME                                     YEAR  OF YEAR     YEAR    END OF YEAR
---------------------------------------  ---- ---------- -------- --------------
INVESCO V.I. DIVERSIFIED INCOME FUND, SERIES 1 (DIVISION 118)
                                         2012   12.007    13.106      26,324
                                         2011   11.378    12.007      36,397
                                         2010   10.486    11.378      42,245
                                         2009    9.574    10.486      42,667
                                         2008   11.523     9.574      51,222
                                         2007   11.489    11.523      85,970
                                         2006   11.152    11.489     156,162
                                         2005   10.991    11.152     196,861
                                         2004   10.613    10.991     231,712
                                         2003    9.853    10.613     265,111
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES 1 (DIVISION 136) (3)
                                         2012   21.290    23.873     157,207
                                         2011   23.013    21.290     150,742
                                         2010   19.475    23.013     168,863
                                         2009   11.893    19.475     193,808
                                         2008   23.646    11.893     234,985
                                         2007   20.506    23.646     296,684
                                         2006   20.219    20.506     389,055
                                         2005   18.998    20.219     494,999
                                         2004   18.001    18.998     600,653
                                         2003   14.336    18.001     690,881
JANUS ASPEN OVERSEAS PORTFOLIO, SERVICE SHARES (DIVISION 142) (5)
                                         2012   13.011    14.519      37,787
                                         2011   19.502    13.011      41,322
                                         2010   15.821    19.502      46,854
                                         2009    8.960    15.821      36,274
                                         2008   19.024     8.960      35,131
                                         2007   15.072    19.024      47,154
                                         2006   10.425    15.072      63,394
                                         2005    8.013    10.425      68,847
                                         2004    6.847     8.013      74,584
                                         2003    5.162     6.847      81,647
JANUS ASPEN PORTFOLIO, SERVICE SHARES (DIVISION 141) (5)
                                         2012    6.792     7.921      23,481
                                         2011    7.292     6.792      26,984
                                         2010    6.473     7.292      43,653
                                         2009    4.827     6.473      50,256
                                         2008    8.141     4.827      62,138
                                         2007    7.193     8.141      88,195
                                         2006    6.564     7.193     100,413
                                         2005    6.400     6.564     113,057
                                         2004    6.229     6.400     122,169

                                              UNIT VALUE   UNIT     NUMBER OF
                                                  AT     VALUE AT     UNITS
FUND                                          BEGINNING   END OF  OUTSTANDING AT
NAME                                     YEAR  OF YEAR     YEAR    END OF YEAR
---------------------------------------  ---- ---------- -------- --------------
                                         2003    4.804     6.229      171,826
MFS VIT CORE EQUITY SERIES, INITIAL CLASS (DIVISION 143)(4)
                                         2012    7.576     8.682      100,410
                                         2011    7.762     7.576      109,218
                                         2010    6.716     7.762      107,574
                                         2009    5.143     6.716       24,376
                                         2008    8.574     5.143       31,954
                                         2007    7.824     8.574       59.642
                                         2006    6.972     7.824       73,894
                                         2005    6.954     6.972       86,864
                                         2004    6.271     6.954       93,941
                                         2003    4.993     6.271      109,343
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, NON-SERVICE SHARES (DIVISION 112)
                                         2012   12.289    13.827      121,432
                                         2011   12.608    12.289      151,488
                                         2010   11.686    12.608      167,365
                                         2009    8.200    11.686      205,585
                                         2008   15.267     8.200      255,636
                                         2007   13.565    15.267      338,729
                                         2006   12.745    13.565      436,132
                                         2005   12.298    12.745      564,115
                                         2004   11.664    12.298      659,195
                                         2003    9.034    11.664      718,257
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, NON-SERVICE SHARES (DIVISION
  152)(7)
                                         2012    3.771    10.153       15,740
                                         2011    3.916     3.771       47,364
                                         2010    3.459     3.916       52,245
                                         2009    2.799     3.459       51,547
                                         2008   13.311     2.799       54,818
                                         2007   13.515    13.311      111,416
                                         2006   12.526    13.515      145,731
                                         2005   12.416    12.526      197,930
                                         2004   11.556    12.416      241,911
                                         2003    9.455    11.556      273,109
OPPENHEIMER MAIN STREET FUND/VA, NON-SERVICE SHARES (DIVISION 111)
                                         2012   11.454    13.199      203,605
                                         2011   11.618    11.454      234,671
                                         2010   10.148    11.618      276,391
                                         2009    8.023    10.148      299,430
                                         2008   13.225     8.023      356,636
                                         2007   12.845    13.225      508,846
                                         2006   11.326    12.845      720,347
                                         2005   10.838    11.326      971,523
                                         2004   10.042    10.838    1,139,814
                                         2003    8.037    10.042    1,233,050
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (DIVISION 113) (6)
                                         2012   20.631    24.000       29,615
                                         2011   21.397    20.631       36,304
                                         2010   17.584    21.397       37,148
                                         2009   12.999    17.584       44,335
                                         2008   21.206    12.999       64,136
                                         2007   21.772    21.206      104,824
                                         2006   19.201    21.772      147,076
                                         2005   17.715    19.201      188,711
                                         2004   15.045    17.715      237,948
                                         2003   10.569    15.045      252,075
PUTNAM VT GLOBAL EQUITY FUND, CLASS IB SHARES (DIVISION 149)
                                         2012    6.727     7.971        2,278
                                         2011    7.177     6.727        8,266
                                         2010    6.627     7.177        7.879
                                         2009    5.171     6.627        7,404
                                         2008    9.597     5.171        9,524
                                         2007    8.928     9.597       26,820
                                         2006    7.349     8.928       34,168
                                         2005    6.851     7.349       32,707
                                         2004    6.112     6.851       33,642
                                         2003    4.797     6.112       36,218
TEMPLETON DEVELOPING MARKETS SECURITIES FUND, CLASS 2 (DIVISION 115)
                                         2012   26.574    29.649       14,680
                                         2011   32.029    26.574       16,169
                                         2010   27.625    32.029       17,715
                                         2009   16.233    27.625       19,456
                                         2008   33.969    16.233       23,237
                                         2007   26.753    33.969       29,148
                                         2006   21.182    26.753       46,674
                                         2005   16.858    21.182       60,954
                                         2004   13.709    16.858       72,655
                                         2003    9.088    13.709       72,312
TEMPLETON FOREIGN SECURITIES FUND, CLASS 2 (DIVISION 116) (2)
                                         2012   13.403    15.624       22,968
                                         2011   15.210    13.403       27,651
                                         2010   14.230    15.210       29,959
                                         2009   10.531    14.230       34,275
                                         2008   17.864    10.531       40,349
                                         2007   15.693    17.864       73,921
                                         2006   13.105    15.693      104,437
                                         2005   12.064    13.105      137,142
                                         2004   10.323    12.064      166,088
                                         2003    7.918    10.323      174,369
VC I GOVERNMENT SECURITIES FUND (DIVISION 138)
                                         2012   18.778    19.201      121,481
                                         2011   17.347    18.778      158,586
                                         2010   16.923    17.347      178,715
                                         2009   17.839    16.923      204,045
                                         2008   16.483    17.839      276,074
                                         2007   15.528    16.483      361,884
                                         2006   15.284    15.528      484,453
                                         2005   15.106    15.284      686,443
                                         2004   14.810    15.106      890,027
                                         2003   14.850    14.810    1,066,805
VC I GROWTH & INCOME FUND (DIVISION 134)
                                         2012   13.468    15.053      165,358
                                         2011   14.280    13.468      186,545
                                         2010   12.901    14.280      206,858
                                         2009   10.741    12.901      250,731
                                         2008   17.223    10.741      297,861

                                              UNIT VALUE   UNIT     NUMBER OF
                                                  AT     VALUE AT     UNITS
FUND                                          BEGINNING   END OF  OUTSTANDING AT
NAME                                     YEAR  OF YEAR     YEAR    END OF YEAR
---------------------------------------  ---- ---------- -------- --------------
                                         2007   16.319    17.223     363,029
                                         2006   14.347    16.319     464,322
                                         2005   14.342    14.347     609,828
                                         2004   13.137    14.342     778,325
                                         2003   10.862    13.137     863,408
VC II HIGH YIELD BOND FUND (DIVISION 147)
                                         2012   18.452    20.695       7,572
                                         2011   17.924    18.452       8,367
                                         2010   16.013    17.924       8,992
                                         2009   11.317    16.013      11,605
                                         2008   16.706    11.317       8,022
                                         2007   16.699    16.706      32,979
                                         2006   15.076    16.699      41,956
                                         2005   14.257    15.076      38,517
                                         2004   12.477    14.257      38,303
                                         2003    9.736    12.477      45,204
VC I INTERNATIONAL EQUITIES FUND (DIVISION 135)
                                         2012   10.842    12.510      63,214
                                         2011   12.653    10.842      70,468
                                         2010   11.831    12.653      76,240
                                         2009    9.259    11.831      92,861
                                         2008   16.591     9.259     107,067
                                         2007   15.471    16.591     136,751
                                         2006   12.750    15.471     187,286
                                         2005   11.053    12.750     242,590
                                         2004    9.512    11.053     310,419
                                         2003    7.441     9.512     350,102
VC II MID CAP VALUE FUND (DIVISION 145)
                                         2012   15.856    19.038      89,357
                                         2011   17.630    15.856     108,400
                                         2010   14.631    17.630     110,467
                                         2009   10.849    14.631      87,106
                                         2008   17.949    10.849      98,969
                                         2007   17.709    17.949     133,726
                                         2006   15.384    17.709     158,363
                                         2005   14.260    15.384     177,297
                                         2004   12.440    14.260     194,500
                                         2003    8.801    12.440     185,518
VC I MONEY MARKET I FUND (DIVISION 132)
                                         2012   12.817    12.638     198,194
                                         2011   12.997    12.817     253,612
                                         2010   13.179    12.997     281,788
                                         2009   13.326    13.179      64,005
                                         2008   13.221    13.326      69,896
                                         2007   12.807    13.221     109.597
                                         2006   12.415    12.807     114,379
                                         2005   12.257    12.415     149,983
                                         2004   12.331    12.257     209,418
                                         2003   12.432    12.331     255,508
VC I STOCK INDEX FUND (DIVISION 133)
                                         2012   18.585    21.179     167,616
                                         2011   18.512    18.585     184,652
                                         2010   16.369    18.512     214,253
                                         2009   13.159    16.369     242,045
                                         2008   21.254    13.159     272,398
                                         2007   20.506    21.254     368,503
                                         2006   18.020    20.506     465,160
                                         2005   17.478    18.020     609,480
                                         2004   16.041    17.478     739,198
                                         2003   12.690    16.041     805,831
VC II STRATEGIC BOND FUND (DIVISION 146)
                                         2012   19.881    22.033      23,018
                                         2011   19.326    19.881      33,397
                                         2010   17.659    19.326      36,366
                                         2009   14.214    17.659      39,313
                                         2008   16.801    14.214      31,349
                                         2007   16.362    16.801      47,227
                                         2006   15.287    16.362      67,259
                                         2005   14.779    15.287      75,982
                                         2004   13.550    14.779      89,079
                                         2003   11.505    13.550     110,815
VC I SCIENCE & TECHNOLOGY FUND (DIVISION 144)
                                         2012    4.957     5.481       9,738
                                         2011    5.348     4.957      21,801
                                         2010    4.443     5.348      26,177
                                         2009    2.722     4.443      28,645
                                         2008    5.112     2.722      39,665
                                         2007    4.405     5.112      73,877
                                         2006    4.221     4.405      83,944
                                         2005    4.143     4.221     106,864
                                         2004    4.168     4.143     118,037
                                         2003    2.791     4.168     112,137

   (1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.
   (2) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund.
   (3) Van Kampen LIT Emerging Growth Fund changed its name to Van Kampen LIT Strategic Growth Fund on August 15, 2006 and then to the Van Kampen LIT Capital Growth Portfolio on May 1, 2008. On or about June 1, 2010, Van Kampen LIT Capital Growth Fund, Class I Shares was reorganized into the Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares. Effective April 30, 2012, the Fund changed its name to the Invesco V.I. American Franchise Fund.
   (4) On May 1, 2007, MFS VIT Capital Opportunities changed its name to MFS VIT Core Equity Series.
   (5) On May 1, 2009, Janus Aspen Large Cap Growth changed its name to Janus Aspen Portfolio, and Janus Aspen International Growth Portfolio changed to Janus Aspen Overseas Portfolio.
   (6) On April 30, 2011, Oppenheimer Main Street Small Cap Fund changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund and subsequently changed its name to the Oppenheimer Main Street Small Cap Fund
   (7) On October 28, 2012, the Oppenheimer High Income Fund was reorganized into the Oppenheimer Global Strategic Income Fund. The Unit Values reflected prior to such date are for the Oppenheimer High Income Fund.

Financial statements of AG Separate Account A are included in the SAI, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. Fixed Account Options are sub-accounts, that are part of the general account assets of the Company, into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are invested in accordance with applicable state regulations and guaranteed to earn at least a minimum rate of interest. Variable Account Options are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. SEE THE "FIXED AND VARIABLE ACCOUNT OPTIONS" AND "DOLLAR COST AVERAGING PROGRAM" SECTIONS OF THIS PROSPECTUS.

DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. SEE THE "DEATH BENEFIT" SECTION AND THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:

    . You may transfer your Account Value among the Variable Account Options; . You may transfer your Account Value from the One Year Fixed Account
       Option to one or more Variable Account Options; and . You may transfer your Account Value from one or more Variable Account
       Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS OF THIS PROSPECTUS. Transfers can be made by calling the Annuity Service Center at 1-800-424-499. FOR MORE INFORMATION ON ACCOUNT TRANSFERS, SEE THE "TRANSFERS BETWEEN INVESTMENT OPTIONS" SECTION IN THIS PROSPECTUS.

FEES AND CHARGES

Account Maintenance Fee

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year. MORE INFORMATION ON FEES MAY BE FOUND IN THIS PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

Surrender Charge

Under some circumstances a surrender charge is deducted from your account. THESE SITUATIONS ARE DISCUSSED IN DETAIL IN THE SECTION OF THIS PROSPECTUS ENTITLED "FEES AND

CHARGES -- SURRENDER CHARGE." When this happens, the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS OF THIS PROSPECTUS FOR MORE INFORMATION.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

Premium Tax Charge

Premium taxes ranging from zero to 3.5% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. FOR A DETAILED DISCUSSION ON TIMING AND DEDUCTION OF PREMIUM TAXES SEE THE SECTION OF THIS PROSPECTUS ENTITLED "FEES AND CHARGES -- PREMIUM TAX CHARGE."

Separate Account Charges

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

Optional Separate Account Charges

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. MORE INFORMATION ON THE OPTIONAL SEPARATE ACCOUNT CHARGES CAN BE FOUND IN THE "FEE TABLE" AND THE "FEES AND CHARGES" SECTIONS IN THIS PROSPECTUS.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. MORE INFORMATION ON PAYOUT OPTIONS CAN BE FOUND IN THE "PAYOUT PERIOD" SECTION OF THIS PROSPECTUS.

COMMUNICATIONS TO THE COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center or call the toll-free number shown on the first page of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. SEE "TRANSFERS BETWEEN INVESTMENT OPTIONS -- COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS" IN THIS PROSPECTUS.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. SEPARATE ACCOUNT FEES ARE CHARGED FOR THESE BENEFITS, AS DESCRIBED IN THE "FEES AND CHARGES" SECTION OF THIS PROSPECTUS. FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTIONS OF THIS PROSPECTUS AND OF THE SAI.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Nonqualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. MORE INFORMATION ABOUT THE AUTOMATIC CHECK OPTION CAN BE FOUND IN THE "PURCHASE PERIOD" SECTION OF THIS PROSPECTUS.

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Nonqualified Contracts and $2,000 for

Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). FOR MORE INFORMATION ON THE 1% BONUS AND ON PURCHASE PAYMENTS, SEE THE "PURCHASE PERIOD" SECTION IN THIS PROSPECTUS.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). FOR MORE INFORMATION ON THE MVA BAND, SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS IN THIS PROSPECTUS.

Right to Return

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

    . Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

    .  In certain states, your entire Purchase Payment as required by state law.

SEE THE "PURCHASE PERIOD -- RIGHT TO RETURN" AND "PURCHASE PERIOD -- 1% BONUS" SECTIONS IN THIS PROSPECTUS FOR INFORMATION ON HOW THE 1% BONUS IS IMPACTED BY THE RIGHT TO RETURN.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. FOR MORE INFORMATION, SEE "PURCHASE PERIOD" AND "PAYOUT PERIOD" SECTIONS IN THIS PROSPECTUS.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

THE MERGER

Effective December 31, 2012, Western National Life Insurance Company ("WNL"), an affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts were issued by WNL. Upon the Merger, all contract obligations of WNL became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the company that provides your contract benefits from WNL to AGL. You will receive a contract endorsement from AGL that reflects the change from WNL to AGL. The Merger also did not result in any adverse tax consequences for any Contract Owners.

Until we update all the forms to reflect the WNL merger into AGL, we may provide you with forms, statements or reports that still reflect WNL as the issuer. You may also contact AGL.

You can contact AGL at its Annuity Service Center located at 205 E. 10th Avenue, Amarillo, Texas 7910, 1-800-424-4990.

ABOUT THE COMPANY

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of Contract Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG Common Stock, and the Department of the Treasury became AIG's majority shareholder, with approximately 92 percent of outstanding AIG Common Stock at that time. The Department of the Treasury, as selling shareholder, sold all of its shares of AIG Common Stock through six registered public offerings completed in 2011 and 2012, with the sale of the Department of the Treasury's last remaining AIG shares on December 14, 2012.

These transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

ABOUT AG SEPARATE ACCOUNT A

Before December 31, 2012, AG Separate Account A ("Separate Account") was a separate account of WNL, named AG Separate Account A and originally established under Texas law on November 9, 1994. On December 31, 2012, and in conjunction with the merger of AGL and WNL, AG Separate Account A was transferred to and became a separate account of AGL under Texas law. It may be used to support the Contract and other variable annuity contracts, and used for other permitted purposes. AG Separate Account A is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Units of interest in AG Separate Account A are registered as securities under the Securities Act of 1933, as amended ("1933 Act").

When you direct money to the Contract's Variable Account Options, you will be sending that money through AG Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. AG Separate Account A invests in the Mutual Funds on behalf of your account. AG Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of AG Separate Account A.

AG Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of AG Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, AG Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of AG Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG has no legal obligation to back those commitments.

ABOUT THE FIXED ACCOUNT OPTIONS

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). These assets are invested in accordance with applicable state regulations and our obligations for the Fixed Account Options are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. SEE THE "PURCHASE PERIOD -- CHOOSING INVESTMENT OPTIONS" SECTION IN THIS PROSPECTUS.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

UNITS OF INTEREST

Your investment in a Division of AG Separate Account A is represented by units of interest issued by AG Separate Account A. On a daily basis, the units of interest issued by AG Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to AG Separate Account A.

DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers who are members of the Financial Industry Regulatory Authority ("FINRA"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act").

As of the date of this prospectus, the principal underwriter and distributor for AG Separate Account A is American General Distributors, Inc. ("AGDI" or "Distributor"). AGDI, an affiliate of the Company, is located at 2929 Allen Parkway, Houston, Texas 77019. On February 4, 2013, AGDI entered into an agreement of merger with SunAmerica Capital Services, Inc. ("SACS"), which provides that upon the occurrence of certain conditions AGDI will merge with and into SACS (the "Merger"). It is anticipated that the closing date of the Merger will be on or after May 31, 2013. Upon the closing date, SACS will become the Distributor for AG Separate Account A. SACS, also an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4922. FOR MORE INFORMATION ABOUT THE DISTRIBUTOR, SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE SAI.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. THESE COMMISSIONS ARE PAID BY THE COMPANY AND DO NOT RESULT IN ANY CHARGE TO CONTRACT OWNERS OR TO AG SEPARATE ACCOUNT A IN ADDITION TO THE CHARGES DESCRIBED UNDER THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. THESE ARRANGEMENTS DO NOT RESULT IN ANY CHARGE TO CONTRACT OWNERS OR TO AG SEPARATE ACCOUNT A IN ADDITION TO THE CHARGES DESCRIBED UNDER THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

FIXED AND VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

There are several fixed and variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options is part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. YOU MAY ALLOCATE ALL OR A PORTION OF YOUR PURCHASE PAYMENT TO THE FIXED ACCOUNT OPTIONS LISTED IN THE "SUMMARY" SECTION APPEARING IN THIS PROSPECTUS. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Fixed Account Options

 One Year Guarantee Period ("One Year   Guaranteed current interest income
 Fixed Account")
 DCA One Year Guarantee Period ("DCA    Guaranteed current interest income
 One Year Fixed Account")
 DCA Six Month Guarantee Period ("DCA   Guaranteed current interest income
 Six Month Fixed Account")
 Market Value Adjustment Guarantee      Multi-year guaranteed interest income
 Period ("MVA Option")                  (May not be available in all states)

Non-MVA Fixed Account Options

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. SEE THE "DOLLAR COST AVERAGING PROGRAM" SECTION OF THIS PROSPECTUS.

MVA Option

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2012, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2012, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. SEE THE "MARKET VALUE ADJUSTMENT" SECTION IN THIS PROSPECTUS.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of AG Separate Account A charges. SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

The Variable Annuity Life Insurance Company ("VALIC"), the Adviser to the VALIC Company I and II funds, and SunAmerica Asset Management Corp. ("Sun America"), a sub-adviser, are affiliated with the Company due to common ownership.

           FUND NAME                                  INVESTMENT OBJECTIVE                      ADVISER            SUB-ADVISER
--------------------------------- ------------------------------------------------------------- ------------------ --------------
Invesco V.I. Diversified Income   Total return comprised of current income and capital          Invesco Advisers,  --
Fund Series I (1)                 appreciation.                                                 Inc.

Government Securities Fund (4)    Seeks high current income and protection of capital           VALIC              SunAmerica
                                  through investments in intermediate and long-term U.S.
                                  Government debt securities.

Growth & Income Fund (4)          Seeks to provide long-term growth of capital and              VALIC              SunAmerica
                                  secondarily, current income through investments in
                                  common stocks and equity-related securities.

High Yield Bond Fund (5)          Seeks the highest possible total return and income            VALIC              Wellington
                                  consistent with conservation of capital through investment                       Management
                                  in a diversified portfolio of high yielding, high risk fixed-                    Company,
                                  income securities.                                                               LLP
                                                                                                                   ("Wellington")

International Equities Fund (4)   Seeks to provide long-term growth of capital through          VALIC              PineBridge
                                  investments primarily in a diversified portfolio of equity                       Investments,
                                  and equity related securities of foreign issuers.                                LLC

Janus Aspen Portfolio - Service   Seeks long-term growth of capital.                            Janus Capital      --
Shares (2)                                                                                      Management, LLC

Janus Aspen Overseas Portfolio -  Seeks long-term growth of capital.                            Janus Capital      --
Service Shares (2)                                                                              Management, LLC

MFS(R) VIT Core Equity Series,    Seeks capital appreciation.                                   Massachusetts      --
Initial Class (3)                                                                               Financial Services
                                                                                                Company

Mid Cap Value Fund (5)            Seeks capital growth through investment in equity             VALIC              Wellington
                                  securities of medium capitalization companies using a
                                  value-oriented investment approach.

Money Market I Fund (4)           Seeks liquidity, protection of capital and current income     VALIC              SunAmerica
                                  through investments in short-term money market
                                  instruments.

Oppenheimer Capital Appreciation  Seeks to achieve capital appreciation by investing in         OppenheimerFunds,  --
Fund/VA, Non-Service Shares (6)   securities of well-known established companies.               Inc.

             FUND NAME                                  INVESTMENT OBJECTIVE                      ADVISER           SUB-ADVISER
------------------------------------ -----------------------------------------------------------  ----------------- ------------

Oppenheimer Global Strategic         Seeks total return.                                          OppenheimerFunds, --
Income Fund/VA, Non-Service                                                                       Inc.
Shares (6)

Oppenheimer Main Street Fund/VA,     Seeks high total return from equity and debt securities.     OppenheimerFunds, --
Non-Service Shares (6)                                                                            Inc.

Oppenheimer Main Street Small Cap    Seeks to provide capital appreciation primarily through      OppenheimerFunds, --
Fund/VA, Non-Service Shares (6)      investments in common stocks of small-cap companies.         Inc.

Putnam VT Global Equity Fund -       Seeks capital appreciation.                                  Putnam Investment --
Class IB Shares (7)                                                                               Management, LLC

Science & Technology Fund (4)        Seeks long-term capital appreciation.                        VALIC             T. Rowe
                                                                                                                    Price
                                                                                                                    Associates,
                                                                                                                    Inc., RCM
                                                                                                                    Capital
                                                                                                                    Management
                                                                                                                    LLC and
                                                                                                                    Wellington

Stock Index Fund (4)                 Seeks long-term capital growth through investments in        VALIC             SunAmerica
                                     common stocks that, as a group, are expected to provide
                                     investment results closely corresponding to the performance of the Standard & Poor's 500(R) Index.

Strategic Bond Fund (5)              Seeks the highest possible total return and income           VALIC             PineBridge
                                     consistent with conservation of capital through investment                     Investments,
                                     in a diversified portfolio of income producing securities.                     LLC

Templeton Developing Markets         Seeks long-term capital appreciation. Under normal market    Templeton Asset   --
Securities Fund - Class 2 (8)        conditions, the Fund invests at least 80% of its net assets  Management Ltd.
                                     in emerging market investments.

Templeton Foreign Securities Fund -  Seeks long-term capital growth. Under normal market          Templeton         --
Class 2 (8)                          conditions the Fund normally invests at least 80% of its     Investment
                                     net assets in investments of issuers located outside the     Counsel, LLC
                                     United States, including emerging markets.

Invesco V.I.                         Capital appreciation by investing in common                  Invesco Advisers, --
American Franchise Fund - Series I   stocks of strategic growth companies.                        Inc.
Shares (1)

--------
(1) A series of AIM Variable Insurance Funds.
(2) A series of Janus Aspen Series -- Service Shares.
(3) A series of MFS(R) Variable Insurance Trust.
(4) A series of VALIC Company I.
(5) A series of VALIC Company II.
(6) A series of Oppenheimer Variable Account Funds.
(7) A series of Putnam Variable Trust.
(8) A series of Franklin Templeton Variable Insurance Products Trust.

Each of the Funds are registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each Fund, including a detailed description of a fund's principal investment objective, strategies and risks and its fees and expenses, you should refer to the prospectus for that Fund. There can be no assurance that investment objectives will be achieved. Additional copies of the Funds' prospectuses are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

Some of these Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund-related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.25% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves and are disclosed in a Fund's prospectus. These fees are designed to help pay for our direct and indirect distribution costs. These fees are 0.00% to 0.25% of the daily market value of the assets invested in the underlying Fund. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or participants.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: American General Life Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                          INITIAL  SUBSEQUENT
                                          PURCHASE  PURCHASE
                   CONTRACT TYPE PAYMENT  PAYMENT   PAYMENT
                   ---------------------  -------   -------
                   Nonqualified Contract   $5,000    $1,000
                   Qualified Contract      $2,000    $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

    . Accept the Application -- credit the Purchase Payment and issue a Contract;
    .  Reject the Application -- return the Purchase Payment; or
    . Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market I Fund (Division 132) (the "Money Market I Division") from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. SEE "RIGHT TO RETURN" BELOW.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. PLEASE SEE THE "1% BONUS" SECTION BELOW FOR INFORMATION ON HOW THE 1% BONUS IS IMPACTED BY THE RIGHT TO RETURN.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the

States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

    . IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

    . IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

    . IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

Important Notes: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.

SEE THE SECTION ON "FEDERAL TAX MATTERS" IN THIS PROSPECTUS FOR INFORMATION ON HOW THE BONUS IS TREATED BY FEDERAL TAX LAWS.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated following the close of regular trading of the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time ("Market Close"). Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

   Value of Your Variable Account Option
=  (EQUALS)
   Total Number of Purchase Units
X  (MULTIPLIED BY)
   Current Purchase Unit Value

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I Fund will lose value.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

   Value of Your Fixed Account Options*
=  (EQUALS)
   all Purchase Payments made to the Fixed Account Options
+  (PLUS)
   Amounts transferred from Variable Account Options to the Fixed Account
   Options
+  (PLUS)
   All interest earned

-  (MINUS)
   Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)
    -----------
   * Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

    . You may transfer your Account Value among the Variable Account Options; . You may transfer your Account Value from the One Year Fixed Account
       Option to one or more Variable Account Options; and/or
    . You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. SEE THE "DOLLAR COST AVERAGING PROGRAM" SECTION OF THIS PROSPECTUS.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. TO LEARN MORE ABOUT THE MVA OPTION, SEE THE "MVA OPTION" AND "MARKET VALUE ADJUSTMENT" SECTIONS IN THIS PROSPECTUS.

POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts and Accounts Options are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:

    .  the dollar amount of the transfer;
    . the total assets of the Variable Account Option involved in the transfer; . the number of transfers completed in the current calendar quarter; or . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling the Annuity Service Center. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

    . The date of receipt, if all required information is received at our Annuity Service Center before the Market Close on a day values are calculated; otherwise
    .  The next date values are calculated.

RESERVATION OF RIGHTS

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

ACCOUNT OPTION               FREQUENCY OF TRANSFERS  OTHER RESTRICTIONS
---------------------------- ----------------------- -----------------------------------------------
DCA One Year Fixed Account   Monthly, for a 12 month You may only participate at the time that
                             period                  Purchase Payments are made
DCA Six Month Fixed Account  Monthly, for a 6 month  You may only participate at the time that
Option                       period                  Purchase Payments are made
Money Market I Division      Monthly                 You must remain in this account option for the
                                                     Dollar Cost Averaging Program for at least a
                                                     12 month period.

    (1)You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.
    (2)The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250. Transfers during the Payout Period are permitted subject to the following limitations:

 ACCOUNT   % OF ACCOUNT
 OPTION       VALUE                      FREQUENCY                                     OTHER RESTRICTIONS (2)
 -------   ------------- ------------------------------------------- -----------------------------------------------------------
Variable:  Up to 100%    Unlimited among Variable Account            The minimum amount to be transferred is $250 or the entire
                         Options (1). Once per year if the transfer  amount in the Variable Account Option if less. The
                         is made to the One Year Fixed Account       minimum amount which must remain in the Variable
                         Option                                      Account Option after transfer is $500 or $0 if the entire
                                                                     amount of the Variable Account Option is transferred.
Fixed:     Not permitted --                                          --

    (1)The Company may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.
    (2)The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to these basic types of fees and charges:

    .  Account Maintenance Fee
    .  Surrender Charge
    .  Premium Tax Charge
    .  Separate Account Charges
    .  Optional Separate Account Charges
    .  Fund Annual Expense Charges
    .  Other Tax Charges

These fees and charges are explained below. FOR ADDITIONAL INFORMATION ABOUT THESE FEES AND CHARGES, SEE THE "FEE TABLES." MORE DETAIL REGARDING MUTUAL FUND FEES AND EXPENSES MAY BE FOUND IN THE PROSPECTUS FOR EACH MUTUAL FUND.

IN ADDITION TO THE CHARGES LISTED ABOVE, CERTAIN CHARGES WHICH MAY APPLY TO THE MVA OPTION ARE DISCUSSED AT THE END OF THIS SECTION UNDER "MARKET VALUE ADJUSTMENT."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. FOR INFORMATION ABOUT YOUR RIGHT TO SURRENDER, SEE THE "SURRENDER OF ACCOUNT VALUE" IN THIS PROSPECTUS.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

                 NUMBER OF YEARS SINCE  CHARGE AS PERCENTAGE OF
                   DATE OF PURCHASE        PURCHASE PAYMENT
                       PAYMENTS                WITHDRAWN
                 ---------------------  -----------------------
                          1                        5%
                          2                        5%
                          3                        5%
                          4                        4%
                          5                        3%
                          6                        2%
                          7                        1%
                          8+                       0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

    .  To death benefits;
    .  To Payout Payments;
    . To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and
    . To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

UNDER THE MVA OPTION YOU MAY ESTABLISH ONE OR MORE MVA BANDS WITH A MINIMUM AMOUNT REQUIRED TO BE INVESTED IN EACH MVA BAND, AS DESCRIBED IN THE "MVA OPTION" SECTION OF THIS PROSPECTUS. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. SEE THE "SYSTEMATIC WITHDRAWAL PROGRAM" UNDER THE "SURRENDER OF ACCOUNT VALUE" SECTION OF THIS PROSPECTUS. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

    .  receipt of the Purchase Payments;
    .  the commencement of Payout Payments;
    .  surrender (full or partial); or
    .  the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to AG Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of AG Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. FOR MORE INFORMATION ABOUT THE DEATH BENEFIT SEE THE "DEATH BENEFIT" SECTION OF THIS PROSPECTUS. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee. The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education). FOR MORE INFORMATION ABOUT THE MORTALITY AND EXPENSE RISK FEE AND ADMINISTRATION FEE, SEE THE "FEE TABLES" SECTION IN THIS PROSPECTUS.

OPTIONAL SEPARATE ACCOUNT CHARGES

OPTIONAL DEATH BENEFIT CHARGES

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. FOR MORE INFORMATION ABOUT THE OPTIONAL DEATH BENEFITS, SEE THE "DEATH BENEFIT" SECTION OF THIS PROSPECTUS.

The Company may make a profit on the optional death benefit charges. FOR MORE INFORMATION ON THE OPTIONAL DEATH BENEFIT CHARGES, SEE THE "FEE TABLE" SECTION IN THIS PROSPECTUS.

FUND ANNUAL EXPENSE CHARGES

Investment advisory fees and other Fund expenses based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the fees and charges will be paid by each Fund to its investment adviser, other affiliates, and vendors. These Fund charges and expenses are described in the prospectuses and statements of additional information for the Funds.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than the Company or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Such withdrawals will be identified on applicable participant account reports.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

    .  Type and duration of Payout Option chosen;

    .  Your age or your age and the age of your survivor(1);

    .  Your gender or your gender and the gender of your survivor(1,2);

    .  The portion of your Account Value being applied; and

    .  The payout rate being applied and the frequency of the payments.
    ----
    (1)This applies only to joint and survivor payouts.
    (2)Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. FOR ADDITIONAL INFORMATION ON HOW PAYOUT PAYMENTS AND PAYOUT UNIT VALUES ARE CALCULATED, SEE THE SAI.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

    .  From your existing Variable Account Options (payments will vary); with a

    .  Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. FOR ADDITIONAL INFORMATION ON THE MINIMUM DISTRIBUTION RULES THAT APPLY TO PAYMENTS UNDER IRA OR 403(B) PLANS, SEE THE "FEDERAL TAX MATTERS" SECTION IN THIS PROSPECTUS AND IN THE SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

    . Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

    . Life with Period Certain -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

    . Joint and Survivor Life -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE SAI.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. SEE THE "FEDERAL TAX MATTERS" SECTION IN THIS PROSPECTUS.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

    .  Payments will be made under the Life with Period Certain Option;

    .  The payments will be guaranteed for a 10 year period;

    .  The payments will be based on the allocation used for your Account Value;

    . The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and

    . Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

    .  allowed under federal and state law; and

    .  allowed under your retirement plan.

FOR AN EXPLANATION OF CHARGES THAT MAY APPLY IF YOU SURRENDER YOUR ACCOUNT VALUE, SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2. SEE THE "FEDERAL TAX MATTERS" SECTION IN THIS PROSPECTUS. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

              Allowed  =(EQUALS)       Your Account Value(1)
             Surrender                        -(minus)
               Value              Any Applicable Surrender Charge,
                                  any applicable taxes and Account
                                          Maintenance Fee.

(1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. SEE YOUR CURRENT FUND PROSPECTUSES FOR A DISCUSSION OF THE REASONS WHY THE REDEMPTION OF SHARES MAY BE SUSPENDED OR POSTPONED.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. SEE THE "PURCHASE PERIOD" SECTION IN THIS PROSPECTUS.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

    .  Payments to be made to you;
    .  Payments over a stated period of time;
    .  Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL LAW

SEE THE "FEDERAL TAX MATTERS" SECTION IN THIS PROSPECTUS AND IN THE SAI FOR MORE INFORMATION ABOUT REQUIRED DISTRIBUTIONS IMPOSED BY FEDERAL TAX LAW. FOR AN EXPLANATION OF POSSIBLE ADVERSE TAX CONSEQUENCES OF A SURRENDER, SEE THE "FEDERAL TAX MATTERS" SECTION IN THIS PROSPECTUS AND IN THE SAI.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

    .  In a lump sum; or
    .  Payment of the entire death benefit within 5 years of the date of death;
       or
    . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

    .  a certified death certificate;
    . a certified decree of a court of competent jurisdiction as to the finding of death;
    . a written statement by a medical doctor who attended the deceased at the time of death; or
    .  any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

    . commencing within 5 years of the date of death; or . beginning within 1 year of the date of death under:
       . a life annuity with or without a period certain, or . an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT

The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

    . the Contract Owner dies before the Payout Date, or . the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

Standard Death Benefit

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

    . Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

    . 100% of Purchase Payments (to Fixed and/or Variable Account Options) - (MINUS) Amount of all prior withdrawals and charges; or

    . The greatest Account Value on any prior seventh Contract Anniversary plus any Purchase Payments made after such Contract Anniversary - (MINUS) Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

    . Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center.

Enhanced Death Benefit

You will be charged a fee for choosing the Enhanced Death Benefit. SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

    . Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

    .  100% of Purchase Payments (to Fixed and/or Variable Account Options)
       - (MINUS)

       Amount of all prior withdrawals and charges;

    . The greatest Account Value on any prior seventh Contract Anniversary plus any purchase Payments made after such Contract Anniversary
       - (MINUS)

       Amount of all prior withdrawals and charges made after such Contract Anniversary; or

    . The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
       - (MINUS)
       Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

Annual Step-Up Death Benefit

You will be charged a fee for choosing the Annual Step-Up Death Benefit. SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

    . Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;

    .  100% of Purchase Payments (to Fixed and/or Variable Account Options)
       - (MINUS)

       Amount of all prior withdrawals and charges; OR

    . The greatest Account Value on any prior Contract Anniversary plus any purchase Payments made after such Contract Anniversary.
       - (MINUS)
       Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. THE PAYOUT OPTIONS AVAILABLE IN THE CONTRACT ARE DESCRIBED IN THE "PAYOUT PERIOD" SECTION OF THIS PROSPECTUS.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.

If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION - THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

    .  amend the Contract to conform with substitutions of investments;
    .  amend the Contract to comply with tax or other laws;
    . operate AG Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;
    . deregister AG Separate Account A under the 1940 Act, if registration is no longer required;
    .  reflect a change in AG Separate Account A or any Division;
    .  create new separate accounts;
    . transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;
    . add, combine or remove Divisions in AG Separate Account A, or combine AG Separate Account A with another separate account;
    .  add additional Fixed Account Options;
    .  make any new Division available to you on a basis we determine;
    . change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;
    . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or
    .  make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

    . the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;
    . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or
    .  the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About AG Separate Account A" section of this prospectus, AG Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how AG Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct AG Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

AG Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. AG Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of AG Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge."

Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

    . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;
    . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);
    .  Section 408(b) traditional IRAs;
    .  Section 408A Roth IRAs;
    . Section 457 deferred compensation plans of governmental and tax-exempt employers;
    .  Section 408(k) SEPs and SARSEPs; and
    .  Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b), 401(k) and eligible 457(b) Roth accounts, pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. PLEASE REFER TO THE DETAILED EXPLANATION IN THE SAI, THE DOCUMENTS (IF ANY) CONTROLLING THE RETIREMENT ARRANGEMENT

THROUGH WHICH THE CONTRACT IS OFFERED, AND YOUR PERSONAL TAX ADVISOR.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. SEE THE SAI FOR A DISCUSSION OF THE TAXATION OF DISTRIBUTIONS, INCLUDING UPON DEATH, AND SPECIAL RULES, INCLUDING THOSE APPLICABLE TO TAXABLE, NON-NATURAL OWNERS OF NONQUALIFIED CONTRACTS.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments made directly to an insurer up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Nonqualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (SEE FINAL PARAGRAPH IN THIS SECTION). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of the Company and its tax counsel, confirmed by IRS Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the opinion of the Company and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

IMPORTANT INFORMATION REGARDING 403(B) REGULATIONS

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers were made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Company has received industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In the three months ended September 30, 2012, the Company, together with its life insurance company affiliates, worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the Social Security Administration Death Master File ("SSDMF") to identify death claims that have not been submitted to the Company or its insurance company affiliates, as the case may be, in the normal course of business. The final settlement of these examinations was announced on October 22, 2012. The Company is taking enhanced measures to, among other things, routinely match policyholder records with the SSDMF to determine if its insured parties, annuitants, or retained account holders have died and locate beneficiaries when a claim is payable.

Although the Company has reached final settlement on the multi-state examinations, it is possible that the settlement remediation requirements and/or remaining inquiries and other regulatory activity could result in the payment of additional death claims and additional escheatment of funds deemed abandoned under state laws. The Company believes that it has adequately reserved for such claims as of December 31, 2012, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by its affiliate American General Life and Accident Insurance Company. The State of West Virginia has also filed similar lawsuits against other insurers.

In addition, the Company invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. The Company received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and

WG Trading Investors, L.P. were operated as a "ponzi" scheme.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of AGL and AG Separate Account A can be found in this registration statement.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at (800) 424-4990. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

--------------------------------------------------------------------------------
         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                             PAGE
               General Information..........................   2
               Types of Variable Annuity Contracts..........   2
               Variable Annuity Contract General Provisions.   2
               Federal Tax Matters..........................   3
               Calculation of Surrender Charge..............  13
               Calculation of MVA Option....................  14
               Purchase Unit Value..........................  15
               Payout Payments..............................  16
               Distribution of Variable Annuity Contracts...  18
               Financial Statements.........................  19

(C) 2013 American International Group, Inc.
All Rights Reserved.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             AG SEPARATE ACCOUNT A
                   UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
           INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                                FORM N-4 PART B
                                  MAY 1, 2013

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2013 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing American General Life Insurance Company, at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                               TABLE OF CONTENTS

General Information.............................................................  2
Types of Variable Annuity Contracts.............................................  2
Variable Annuity Contract General Provisions....................................  2
Federal Tax Matters.............................................................  3
Calculation of Surrender Charge................................................. 13
Calculation of MVA Option....................................................... 14
Purchase Unit Value............................................................. 15
Payout Payments................................................................. 16
Distribution of Variable Annuity Contracts...................................... 18
Financial Statements............................................................ 19

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

   We are American General Life Insurance Company ("AGL" or The "Company"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

   American General Life Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including AGL. The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

   On December 31, 2012, Western National Life Insurance Company ("WNL"), an affiliate of AGL, merged with and into AGL. Prior to this date, the Contracts were issued by WNL.

--------------------------------------------------------------------------------
                      TYPES OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

   The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

   Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

   The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

   The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                 VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS
--------------------------------------------------------------------------------

   THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

   MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

   MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

   NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

   EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

   PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.

   PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

   REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

   TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

   REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

--------------------------------------------------------------------------------
                              FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

   This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

   It is the opinion of the Company and its tax counsel, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds.

   It is also the opinion of the Company and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

   For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

TAX CONSEQUENCES OF PURCHASE PAYMENTS

   403(B) ANNUITIES. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions and meet certain other conditions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

   For 2013, your elective deferrals are generally limited to $175000, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $51,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

   408(B) INDIVIDUAL RETIREMENT ANNUITIES ("408(B) IRAS" OR "TRADITIONAL IRAS"). For 2013, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and are generally fully deductible in 2013 only by individuals who:

       (i)are not active Participants in another retirement plan, and are not married;

      (ii)are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $173,000;

     (iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $58,000; or

      (iv)are active Participants in another retirement plan, are married, and have adjusted gross income of less than $92,000 .

   Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible

Purchase Payments for both spouses' Contracts cannot exceed the lesser of $11,000 or 100% of the working spouse's earned income, and no more than $5,500 may be contributed to either spouse's IRA for any year. The $11,000 limit increases to $13,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

   You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

      (i) the lesser of $5,500 ($6,500 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $13,000 if you are both age 50 or older) or 100% of compensation, over

      (ii) your applicable IRA deduction limit.

   You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

   408A ROTH INDIVIDUAL RETIREMENT ANNUITIES ("408A ROTH IRAS" OR "ROTH IRAS"). For 2013, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

      (i)  are unmarried and have adjusted gross income of less than $112,000;
           or

      (ii) are married and filing jointly, and have adjusted gross income of less than $178,000.

   The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $178,000 and $188,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $188,000. Similarly, the contribution is reduced for those who are single with modified AGI between $112,000 and $127,000, with no contribution for singles with modified AGI over $127,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

   All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

   457(B) PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and
(ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.

   This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2013, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $17,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

   The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

   SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2013, the employer may contribute up to 25% of your compensation or $51,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

   Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2013, these salary reductions may not exceed $17,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

   SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2013, employee salary reduction contributions cannot exceed $12,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

   NONQUALIFIED CONTRACTS. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of AG Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

   UNFUNDED DEFERRED COMPENSATION PLANS. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

   An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

   403(B) ANNUITIES. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

       (1)attainment of age 59  1/2;

       (2)severance from employment;

       (3)death;

       (4)disability, or

       (5)qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

   Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

   As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

       (1)distributions of Roth 403(b) contributions;

       (2)qualified distributions of earnings on Roth 403(b) contributions; and,

       (3)other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) made upon attainment of age 59 1/2, or upon death or disability are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

   408A ROTH IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

   457(B) PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

   UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

   NONQUALIFIED CONTRACTS. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from the Company (or an affiliated company) by a Contract Owner within the same calendar year, after

October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

   When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

   The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments made directly to an insurer up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

   403(B) ANNUITIES, 401(A)/(K) AND 403(A) QUALIFIED PLANS, 408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

       (1)death;

       (2)disability;

       (3)separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

       (4)separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2; and

       (4)distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

   Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

   Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

       (1)distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

       (2)distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

       (3)distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

   408A ROTH IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

   457(B) PLANS. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

   NONQUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

       (1)to a Beneficiary on or after the Contract Owner's death;

       (2)upon the Contract Owner's disability;

       (3)part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

       (4)made under an immediate annuity contract; or

       (5)allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

   403(B) ANNUITIES. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

   Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

       (i)must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

      (ii)the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

   The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b) (10).

   At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

   A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

       (1)there is no exception for pre-1987 amounts; and

       (2)there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

   A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   408A ROTH IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

   A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   457(B) PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

   NONQUALIFIED CONTRACTS. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

   At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

   403(B) ANNUITIES. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

   408(B) TRADITIONAL IRAS AND SEPS. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

   408A ROTH IRAS. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

       (i)have adjusted gross income of $100,000 or less, whether single or married filing jointly;

      (ii)are not married filing separately.

   Beginning 2010, this income limit on rollovers to Roth IRAs was lifted. Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. Rollovers from pre-tax retirement plans into Roth IRA made in 2010 are also subject to ratable recognition of income in 2011 and 2013 in the absence of a contrary election by the taxpayer. You should consult your tax advisor regarding the application of these rules.

   408(P) SIMPLE IRAS. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

   457(B) PLANS. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

   NONQUALIFIED CONTRACTS. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

   The chart below compares the results from contributions made to:

    . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
    . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

    .  Taxable accounts such as savings accounts.

                                  [BAR GRAPH]

   This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and
   (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                          TAX-FAVORED RETIREMENT PROGRAM TAXABLE ACCOUNT
                                                          ------------------------------ ---------------
Annual amount available for savings before federal taxes              $2,400                 $2,400
Current federal income tax due on Purchase Payments                        0                 $ (600)
Net retirement plan Purchase Payments                                 $2,400                 $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

--------------------------------------------------------------------------------
                        CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

   The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                             Transaction History
              DATE               TRANSACTION              AMOUNT
              ----    ----------------------------------- -------
              2/1/06  Purchase Payment                    $10,000
              2/1/07  Purchase Payment                      5,000
              2/1/08  Purchase Payment                     15,000
              2/1/09  Purchase Payment                      2,000
              2/1/10  Purchase Payment                      3,000
              2/1/11  Purchase Payment                      4,000
              2/1/11  Purchase Payment                      1,000
              7/1/11  Total Purchase Payments              40,000
                      (Assumes Account Value is $50,000)

   Assume the Account Value at the time of full withdrawal is $50,000 (7/1/11), and the Account Value on the previous anniversary (2/1/08) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

   The total Surrender Charge is:

   (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 * 5%
   + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                       Transaction History (Assumes No Interest Earned)
                       DATE            TRANSACTION          AMOUNT
                           ----        -----------------      -------
                       2/1/06        Purchase Payment       $10,000

               Transaction History (Assumes No Interest Earned)
               --------------------------------------------------
               DATE               TRANSACTION              AMOUNT
               ----    ----------------------------------- ------
               2/1/07  Purchase Payment                     5,000
               2/1/08  Purchase Payment                    15,000
               2/1/09  Purchase Payment                     2,000
               2/1/10  Purchase Payment                     3,000
               2/1/11  Purchase Payment                     4,000
               2/1/11  Purchase Payment                     1,000
                                                           ------
               7/1/11  10% Partial Surrender                4,000
                       (Assumes Account Value is $40,000)
               8/1/11  Full Surrender

    a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/11).

          10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

    b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

    c. The Surrender Charge is

          (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% +
          3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

    d. Assume that the $30 Account Maintenance Charge does not apply.

    e. Assume that the 1% Bonus has not been credited to any Purchase Payments.
--------
*  These calculations refer to the following surrender charge table:

               NUMBER OF YEARS SINCE     CHARGE AS PERCENTAGE OF
              DATE OF PURCHASE PAYMENT  PURCHASE PAYMENT WITHDRAWN
              ------------------------  --------------------------
                        1                           5%
                        2                           5%
                        3                           5%
                        4                           4%
                        5                           3%
                        6                           2%
                        7                           1%
                        8+                          0%

--------------------------------------------------------------------------------
                           CALCULATION OF MVA OPTION
--------------------------------------------------------------------------------

   The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

   The market value adjustment is determined by the formula below, using the following factors:

    (1)A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

    (2)B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

    (3)N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

    (4)The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

   The market value adjustment will equal:

   The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                        [(1+A)/(1+B+0.005)]/(N/12)/--1

   The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

   Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

   We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

--------------------------------------------------------------------------------
                              PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

   Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

   Gross Investment Rate
=  (EQUALS)
   The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/  (DIVIDED BY)
   The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

STEP 2: Calculate net investment rate for any day as follows:

   Net Investment Rate
=  (EQUALS)
   Gross Investment Rate (calculated in Step 1)

-  (MINUS)
   Separate Account charges.

STEP 3: Determine Purchase Unit Value for that day.

   Purchase Unit Value for that day.
=  (EQUALS)
   Purchase Unit Value for immediate preceding day.
X  (MULTIPLIED BY)
   Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

    1. Purchase Unit value, beginning of period                  $ 1.800000
    2. Value of Fund share, beginning of period                  $21.200000
    3. Change in value of Fund share                             $  .500000
    4. Gross investment return (3)/(2)                              .023585
    5. Daily separate account fee*                                  .000025
                                                                 ----------
    *Mortality and expense risk fee and administration and
      distribution fee of
    0.90% per annum used for illustrative purposes (assumes
      that no optional separate account charges are deducted).
    6. Net investment return (4)--(5)                               .023560
                                                                 ----------
    7. Net investment factor 1.000000+(6)                          1.023560
                                                                 ----------
    8. Purchase Unit value, end of period (1)x(7)                  1.842408

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

     1. First Periodic Purchase Payment                           $  100.00
     2. Purchase Unit value on effective date of purchase (see
       Example 3)                                                 $1.800000
     3. Number of Purchase Units purchased (1)/ (2)                  55.556
     4. Purchase Unit value for valuation date following
       purchase (see Example 3)                                   $1.842408
                                                                  ---------
     5. Value of Purchase Units in account for valuation date
       following purchase (3)x(4)                                 $  102.36
                                                                  ---------

--------------------------------------------------------------------------------
                                PAYOUT PAYMENTS
--------------------------------------------------------------------------------

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of AG Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

   The portion of the first monthly variable Payout Payment derived from a Division of AG Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

   In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

   Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

   Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     1. Payout Unit value, beginning of period                    $ .980000
     2. Net investment factor for Period (see Example 3)           1.023558
     3. Daily adjustment for 3% Assumed Investment Rate             .999906
     4. (2)x(3)                                                    1.023462
     5. Payout Unit value, end of period (1)x(4)                  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

    1. Number of Purchase Units at Payout Date                    10,000.00
    2. Purchase Unit value (see Example 3)                       $ 1.800000
    3. Account Value of Contract (1)x(2)                         $18,000.00
    4. First monthly Payout Payment per $1,000 of Account Value  $     5.63
    5. First monthly Payout Payment (3)x(4)/ 1,000               $   101.34
    6. Payout Unit value (see Example 10)                        $  .980000
    7. Number of Payout Units (5)/(6)                               103.408
    8. Assume Payout Unit value for second month equal to        $  .997000
    9. Second monthly Payout Payment (7)x(8)                     $   103.10
    10. Assume Payout Unit value for third month equal to        $  .953000
    11. Third monthly Payout Payment (7)x(10)                    $    98.55

--------------------------------------------------------------------------------
                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

   The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

   The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). In some cases the broker-dealers are exempt from registration. As of the date of this SAI, the principal underwriter for the AG Separate Account A is American General Distributors, Inc. ("AGDI" or the "Distributor"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. and, in the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI is located at 2929 Allen Parkway, Houston, Texas 77019.

   On February 4, 2013, AGDI entered into an agreement of merger with SunAmerica Capital Services, Inc. ("SACS"), which provides that upon the occurrence of certain conditions AGDI will merge with and into SACS (the "Merger"). It is anticipated that the closing date of the Merger will be on or after May 31, 2013. Upon such date, SACS will become the distributor for AG Separate Account A. SACS, also an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AGDI and SACS are both Delaware corporations and members of FINRA.

   The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to AG Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

   Pursuant to its underwriting agreement with Distributor and AG Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2010, 2011 and 2012 were, $37,749, $20,949 and $19,854 respectively. The Distributor retained $0 in Commissions for these same years.

--------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for AG Separate Account A, the Company and American International Group, Inc.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

   The financial statements of AG Separate Account A as of December 31, 2012 and the results of its operations and the changes in its net assets for each of the periods indicated included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AGL FINANCIAL STATEMENTS

   The financial statements of AGL as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

   On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any Contracts referenced herein.

   The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

   - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012.

   The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:

   - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012.

(C) 2013 American International Group, Inc. All Rights Reserved.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2012

                                   CONTENTS

         Report of Independent Registered Public Accounting Firm ..  1
         Statements of Assets and Liabilities and of Operations....  2
         Schedules of Portfolio Investments........................ 11
         Statements of Changes in Net Assets....................... 12
         Notes to Financial Statements............................. 25

[LOGO OF PRICEWATERHOUSECOOPERS]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
American General Life Insurance Company and Contract Owners of
American General Life Insurance Company AG Separate Account A

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of American General Life Insurance Company AG Separate Account A at December 31, 2012, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2012 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 26, 2013

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                           STATEMENTS OF OPERATIONS


                                                                              JP MORGAN        JP MORGAN       JP MORGAN
                                                                           INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST
                                                                                 U.S.           EQUITY          INTREPID
                                                                           EQUITY PORTFOLIO INDEX PORTFOLIO GROWTH PORTFOLIO
                                                                           ---------------- --------------- ----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2012                                                       DIVISION 1      DIVISION 2       DIVISION 3
------------------------------------                                       ---------------- --------------- ----------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value                      $  2,221,719     $   567,010     $  2,400,635
                                                                             ------------     -----------     ------------
Net Assets                                                                   $  2,221,719     $   567,010     $  2,400,635
                                                                             ============     ===========     ============
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of Applicable Contract
     Loans - Partial Withdrawals with Right of Reinvestment)                 $  2,221,719     $   567,010     $  2,400,635
                                                                             ------------     -----------     ------------
Total Contract Owner Reserves                                                $  2,221,719     $   567,010     $  2,400,635
                                                                             ============     ===========     ============
TOTAL UNITS OUTSTANDING                                                       186,845.777      50,772.565      282,381.742
                                                                             ============     ===========     ============

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                                               $     36,140     $    12,769     $     18,854
EXPENSES:
   Mortality And Expense Risk Charge                                               27,481           7,599           30,417
                                                                             ------------     -----------     ------------
Net Investment Income (Loss)                                                 $      8,659     $     5,170     $    (11,563)
                                                                             ------------     -----------     ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale of Fund Shares                        $     21,659     $    16,187     $    264,745
   Realized Gain Distributions From Mutual Funds                                       --              --               --
                                                                             ------------     -----------     ------------
   Net Realized Gains (Losses) On Investments                                      21,659          16,187          264,745
                                                                             ------------     -----------     ------------
Net Change in Unrealized Appreciation (Depreciation) During The Period            341,664          66,761          133,962
                                                                             ------------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                            $    371,982     $    88,118     $    387,144
                                                                             ============     ===========     ============

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                                                                 JP MORGAN          JP MORGAN          JP MORGAN
                                                              INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST
                                                                  MID CAP      DIVERSIFIED MID CAP     INTREPID
                                                              VALUE PORTFOLIO   GROWTH PORTFOLIO   MID CAP PORTFOLIO
                                                             ----------------- ------------------- -----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2012                                      DIVISION 4 AND 10     DIVISION 5         DIVISION 6
------------------------------------                         ----------------- ------------------- -----------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value         $ 2,166,742        $ 1,498,764        $   519,603
                                                                -----------        -----------        -----------
Net Assets                                                      $ 2,166,742        $ 1,498,764        $   519,603
                                                                ===========        ===========        ===========
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with
     Right of Reinvestment)                                     $ 2,166,742        $ 1,498,764        $   519,603
                                                                -----------        -----------        -----------
Total Contract Owner Reserves                                   $ 2,166,742        $ 1,498,764        $   519,603
                                                                ===========        ===========        ===========
TOTAL UNITS OUTSTANDING                                          88,430.584         81,885.059         25,891.785
                                                                ===========        ===========        ===========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                                  $    25,126        $        --        $     4,467
EXPENSES:
   Mortality And Expense Risk Charge                                 26,949             19,666              6,401
                                                                -----------        -----------        -----------
Net Investment Income (Loss)                                    $    (1,823)       $   (19,666)       $    (1,934)
                                                                -----------        -----------        -----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale of Fund Shares           $   323,247        $     9,833        $   (12,134)
   Realized Gain Distributions From Mutual Funds                         --             21,277                 --
                                                                -----------        -----------        -----------
   Net Realized Gains (Losses) On Investments                       323,247             31,110            (12,134)
                                                                -----------        -----------        -----------
Net Change in Unrealized Appreciation (Depreciation) During
  The Period                                                         92,554            232,219             93,392
                                                                -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS               $   413,978        $   243,663        $    79,324
                                                                ===========        ===========        ===========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                            JP MORGAN                  INVESCO VAN KAMPEN
                                         INSURANCE TRUST INVESCO V.I.         V.I.             FRANKLIN
                                            CORE BOND    INTERNATIONAL   CAPITAL GROWTH      SMALL-MID CAP
                                            PORTFOLIO     GROWTH FUND       PORTFOLIO      GROWTH SECURITIES
                                         --------------- ------------- ------------------- -----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2012                    DIVISION 8     DIVISION 21  DIVISION 22 AND 136    DIVISION 23
------------------------------------     --------------- ------------- ------------------- -----------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                 $  8,819,012    $ 1,445,509     $  5,307,218        $   320,638
                                          ------------    -----------     ------------        -----------
Net Assets                                $  8,819,012    $ 1,445,509     $  5,307,218        $   320,638
                                          ============    ===========     ============        ===========
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                        $  8,819,012    $ 1,445,509     $  5,307,218        $   320,638
                                          ------------    -----------     ------------        -----------
Total Contract Owner Reserves             $  8,819,012    $ 1,445,509     $  5,307,218        $   320,638
                                          ============    ===========     ============        ===========
TOTAL UNITS OUTSTANDING                    453,837.534     89,345.389      273,562.170         23,090.491
                                          ============    ===========     ============        ===========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds            $    432,432    $    21,302     $         --        $        --
EXPENSES:
   Mortality And Expense Risk Charge           108,705         17,579           73,262              4,457
                                          ------------    -----------     ------------        -----------
Net Investment Income (Loss)              $    323,727    $     3,723     $    (73,262)       $    (4,457)
                                          ------------    -----------     ------------        -----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                       $    215,486    $   180,707     $    277,708        $   (10,374)
   Realized Gain Distributions From
     Mutual Funds                                   --             --               --             27,560
                                          ------------    -----------     ------------        -----------
   Net Realized Gains (Losses) On
     Investments                               215,486        180,707          277,708             17,186
                                          ------------    -----------     ------------        -----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period            (156,593)        22,644          324,987             23,606
                                          ------------    -----------     ------------        -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $    382,620    $   207,074     $    529,433        $    36,335
                                          ============    ===========     ============        ===========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                              TEMPLETON
                                             DEVELOPING          OPPENHEIMER       VALIC COMPANY I        PUTNAM VT
                                         MARKETS SECURITIES      HIGH INCOME       MONEY MARKET I       GLOBAL EQUITY
                                                FUND              FUND /VA            PORTFOLIO             FUND
STATEMENTS OF ASSETS AND LIABILITIES     ------------------- ------------------- ------------------- -------------------
AS OF DECEMBER 31, 2012                  DIVISION 24 AND 115 DIVISION 25 AND 114 DIVISION 26 AND 132 DIVISION 29 AND 149
-----------------------                  ------------------- ------------------- ------------------- -------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                    $   735,741          $      --         $  3,406,263         $   71,010
                                             -----------          ---------         ------------         ----------
Net Assets                                   $   735,741          $      --         $  3,406,263         $   71,010
                                             ===========          =========         ============         ==========
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                           $   735,741          $      --         $  3,406,263         $   71,010
                                             -----------          ---------         ------------         ----------
Total Contract Owner Reserves                $   735,741          $      --         $  3,406,263         $   71,010
                                             ===========          =========         ============         ==========
TOTAL UNITS OUTSTANDING                       27,455.651                 --          276,198.045          8,689.290
                                             ===========          =========         ============         ==========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds               $    11,471          $  91,923         $        386         $    1,158
EXPENSES:
   Mortality And Expense Risk Charge              10,647              5,851               53,540              1,050
                                             -----------          ---------         ------------         ----------
Net Investment Income (Loss)                 $       824          $  86,072         $    (53,154)        $      108
                                             -----------          ---------         ------------         ----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                          $   (51,293)         $(822,402)        $         --         $   (8,008)
   Realized Gain Distributions From
     Mutual Funds                                     --                 --                   --                 --
                                             -----------          ---------         ------------         ----------
   Net Realized Gains (Losses) On
     Investments                                 (51,293)          (822,402)                  --             (8,008)
                                             -----------          ---------         ------------         ----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period               138,053            800,082                   --             22,110
                                             -----------          ---------         ------------         ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                 $    87,584          $  63,752         $    (53,154)        $   14,210
                                             ===========          =========         ============         ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                         INVESCO V.I.     OPPENHEIMER    OPPENHEIMER       OPPENHEIMER
                                         CORE EQUITY   GLOBAL STRATEGIC  MAIN STREET   CAPITAL APPREICATION
                                             FUND       INCOME FUND/VA       FUND              FUND
STATEMENTS OF ASSETS AND LIABILITIES     ------------  ----------------- ------------  --------------------
AS OF DECEMBER 31, 2012                  DIVISION 30   DIVISION 31 & 152 DIVISION 111      DIVISION 112
-----------------------                  ------------  ----------------- ------------  --------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                $  2,502,498     $   550,751    $  3,433,179      $  2,087,180
                                         ------------     -----------    ------------      ------------
Net Assets                               $  2,502,498     $   550,751    $  3,433,179      $  2,087,180
                                         ============     ===========    ============      ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                       $  2,502,498     $   550,751    $  3,433,179      $  2,087,180
                                         ------------     -----------    ------------      ------------
Total Contract Owner Reserves            $  2,502,498     $   550,751    $  3,433,179      $  2,087,180
                                         ============     ===========    ============      ============
TOTAL UNITS OUTSTANDING                   204,090.570      54,228.718     264,918.094       151,470.870
                                         ============     ===========    ============      ============

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds           $     25,273     $        --    $     33,977      $     15,040
EXPENSES:
   Mortality And Expense Risk Charge           31,668           1,224          51,124            32,504
                                         ------------     -----------    ------------      ------------
Net Investment Income (Loss)             $     (6,395)    $    (1,224)   $    (17,147)     $    (17,464)
                                         ------------     -----------    ------------      ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                      $    113,274     $       276    $    105,611      $    194,680
   Realized Gain Distributions From
     Mutual Funds                                  --              --              --                --
                                         ------------     -----------    ------------      ------------
   Net Realized Gains (Losses) On
     Investments                              113,274             276         105,611           194,680
                                         ------------     -----------    ------------      ------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period            232,166           9,195         420,355           100,711
                                         ------------     -----------    ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $    339,045     $     8,247    $    508,819      $    277,927
                                         ============     ===========    ============      ============

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                              OPPENHEIMER         TEMPLETON    INVESCO V.I. CAPITAL INVESCO V.I. DIVERSIFIED
                                         MAIN STREET SMALL CAP     FOREIGN         APPRECIATION              INCOME
                                                 FUND          SECURITIES FUND         FUND                   FUND
STATEMENTS OF ASSETS AND LIABILITIES     --------------------- --------------- -------------------- ------------------------
AS OF DECEMBER 31, 2012                      DIVISION 113       DIVISION 116       DIVISION 117           DIVISION 118
-----------------------                  --------------------- --------------- -------------------- ------------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                     $   996,743        $   468,920         $     --             $   482,190
                                              -----------        -----------         --------             -----------
Net Assets                                    $   996,743        $   468,920         $     --             $   482,190
                                              ===========        ===========         ========             ===========
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                            $   996,743        $   468,920         $     --             $   482,190
                                              -----------        -----------         --------             -----------
Total Contract Owner Reserves                 $   996,743        $   468,920         $     --             $   482,190
                                              ===========        ===========         ========             ===========
TOTAL UNITS OUTSTANDING                        42,525.783         30,435.010               --              36,894.910
                                              ===========        ===========         ========             ===========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                $     5,955        $    14,879         $     --             $    22,494
EXPENSES:
   Mortality And Expense Risk Charge               14,859              7,098            4,612                   7,350
                                              -----------        -----------         --------             -----------
Net Investment Income (Loss)                  $    (8,904)       $     7,781         $ (4,612)            $    15,144
                                              -----------        -----------         --------             -----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                           $    20,357        $   (29,961)        $111,888             $   (56,821)
   Realized Gain Distributions From
     Mutual Funds                                      --                 --               --                      --
                                              -----------        -----------         --------             -----------
   Net Realized Gains (Losses) On
     Investments                                   20,357            (29,961)         111,888                 (56,821)
                                              -----------        -----------         --------             -----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period                145,371             98,276           25,714                  87,514
                                              -----------        -----------         --------             -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $   156,824        $    76,096         $132,990             $    45,837
                                              ===========        ===========         ========             ===========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                                                                         VALIC COMPANY I VALIC COMPANY I
                                         VALIC COMPANY I VALIC COMPANY I  INTERNATIONAL    GOVERNMENT
                                           STOCK INDEX   GROWTH & INCOME    EQUITIES       SECURITIES
                                              FUND            FUND            FUND            FUND
STATEMENTS OF ASSETS AND LIABILITIES     --------------- --------------- --------------- ---------------
AS OF DECEMBER 31, 2012                   DIVISION 133    DIVISION 134    DIVISION 135    DIVISION 138
-----------------------                  --------------- --------------- --------------- ---------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                 $  3,946,776    $  2,746,546     $   869,107    $  2,735,662
                                          ------------    ------------     -----------    ------------
Net Assets                                $  3,946,776    $  2,746,546     $   869,107    $  2,735,662
                                          ============    ============     ===========    ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                        $  3,946,776    $  2,746,546     $   869,107    $  2,735,662
                                          ------------    ------------     -----------    ------------
Total Contract Owner Reserves             $  3,946,776    $  2,746,546     $   869,107    $  2,735,662
                                          ============    ============     ===========    ============
TOTAL UNITS OUTSTANDING                    198,570.489     189,088.547      70,617.449     144,248.521
                                          ============    ============     ===========    ============

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds            $     67,634    $     25,303     $    22,911    $     68,142
EXPENSES:
   Mortality And Expense Risk Charge            56,350          40,414          11,886          42,276
                                          ------------    ------------     -----------    ------------
Net Investment Income (Loss)              $     11,284    $    (15,111)    $    11,025    $     25,866
                                          ------------    ------------     -----------    ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                       $    (61,791)   $      4,420     $   (38,905)   $     95,740
   Realized Gain Distributions From
     Mutual Funds                               60,059              --              --          14,375
                                          ------------    ------------     -----------    ------------
   Net Realized Gains (Losses) On
     Investments                                (1,732)          4,420         (38,905)        110,115
                                          ------------    ------------     -----------    ------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period             506,780         331,381         150,856         (70,552)
                                          ------------    ------------     -----------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $    516,332    $    320,690     $   122,976    $     65,429
                                          ============    ============     ===========    ============

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                 VALIC COMPANY I
                                                      JANUS ASPEN      MFS           SCIENCE
                                         JANUS ASPEN    OVERSEAS   CORE EQUITY    & TECHNOLOGY
                                          PORTFOLIO    PORTFOLIO      SERIES          FUND
STATEMENTS OF ASSETS AND LIABILITIES     ------------ ------------ ------------  ---------------
AS OF DECEMBER 31, 2012                  DIVISION 141 DIVISION 142 DIVISION 143   DIVISION 144
-----------------------                  ------------ ------------ ------------  ---------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                $   221,715  $   617,286  $    932,829    $    64,664
                                         -----------  -----------  ------------    -----------
Net Assets                               $   221,715  $   617,286  $    932,829    $    64,664
                                         ===========  ===========  ============    ===========
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                       $   221,715  $   617,286  $    932,829    $    64,664
                                         -----------  -----------  ------------    -----------
Total Contract Owner Reserves            $   221,715  $   617,286  $    932,829    $    64,664
                                         ===========  ===========  ============    ===========
TOTAL UNITS OUTSTANDING                   28,045.582   42,572.553   107,527.580     11,812.169
                                         ===========  ===========  ============    ===========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds           $     1,001  $     3,741  $      6,993    $        --
EXPENSES:
   Mortality And Expense Risk Charge           3,280        8,805        12,789          1,149
                                         -----------  -----------  ------------    -----------
Net Investment Income (Loss)             $    (2,279) $    (5,064) $     (5,796)   $    (1,149)
                                         -----------  -----------  ------------    -----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net Realized Gains (Losses) on Sale
     of Fund Shares                      $     9,300  $   (15,301) $     15,594    $    22,349
   Realized Gain Distributions From
     Mutual Funds                              3,969       66,256            --             --
                                         -----------  -----------  ------------    -----------
   Net Realized Gains (Losses) On
     Investments                              13,269       50,955        15,594         22,349
                                         -----------  -----------  ------------    -----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period            24,384       22,970       113,089         (9,602)
                                         -----------  -----------  ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $    35,374  $    68,861  $    122,887    $    11,598
                                         ===========  ===========  ============    ===========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                                       VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
                                           MID CAP       STRATEGIC BOND  HIGH YIELD BOND
                                          VALUE FUND          FUND             FUND
STATEMENTS OF ASSETS AND LIABILITIES   ---------------- ---------------- ----------------
AS OF DECEMBER 31, 2012                  DIVISION 145     DIVISION 146     DIVISION 147
-----------------------                ---------------- ---------------- ----------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
     Funds, at Fair Value                $  1,904,045     $   576,715       $  187,632
                                         ------------     -----------       ----------
Net Assets                               $  1,904,045     $   576,715       $  187,632
                                         ============     ===========       ==========
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)                       $  1,904,045     $   576,715       $  187,632
                                         ------------     -----------       ----------
Total Contract Owner Reserves and
  Capital Surplus                        $  1,904,045     $   576,715       $  187,632
                                         ============     ===========       ==========
TOTAL UNITS OUTSTANDING                   100,128.715      26,203.753        9,083.029
                                         ============     ===========       ==========

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds           $      7,645     $    21,890       $    9,915
EXPENSES:
   Mortality And Expense Risk Charge           27,053           8,699            2,745
                                         ------------     -----------       ----------
Net Investment Income (Loss)             $    (19,408)    $    13,191       $    7,170
                                         ------------     -----------       ----------
REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                 $    (28,140)    $    58,253       $    4,096
   Realized Gain Distributions From
     Mutual Funds                                  --           5,311               --
                                         ------------     -----------       ----------
   Net Realized Gains (Losses) On
     Investments                              (28,140)         63,564            4,096
                                         ------------     -----------       ----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period            405,718         (12,375)          10,755
                                         ------------     -----------       ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $    358,170     $    64,380       $   22,021
                                         ============     ===========       ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2012


                                                                 NET ASSET VALUE NET ASSET
UNDERLYING FUND                          DIVISION     SHARES        PER SHARE      VALUE       COST    LEVEL /(1)/
---------------                          --------- ------------- --------------- ---------- ---------- ----------
JPMIT US Equity Portfolio                   1        125,947.789     $17.64      $2,221,719 $1,912,039     1
JPMIT Equity Index Portfolio                2         45,726.613      12.40         567,010    520,674     1
JPMIT Intrepid Growth Portfolio             3        136,399.716      17.60       2,400,635  1,750,593     1
JPMIT Mid Cap Value Portfolio               10       265,207.099       8.17       2,166,742  1,185,749     1
JPMIT Diversified Mid Cap Growth
  Portfolio                                 5         82,304.448      18.21       1,498,764  1,188,213     1
JPMIT Intrepid Mid Cap Portfolio            6         29,556.485      17.58         519,603    457,780     1
JPMIT Core Bond Portfolio                   8        748,642.784      11.78       8,819,012  7,874,804     1
Invesco V.I. International Growth Fund      21        48,135.498      30.03       1,445,509  1,122,067     1
Invesco Van Kampen V.I. Capital Growth
  Portfolio                              22 & 136    146,284.950      36.28       5,307,218  3,979,946     1
Franklin Small-Mid Cap Growth
  Securities Fund                           23        15,239.448      21.04         320,638    303,068     1
Templeton Developing Markets Securities
  Fund                                   24 & 115     70,070.571      10.50         735,741    689,350     1
VALIC Company I Money Market I Fund      26 & 132  3,406,263.000       1.00       3,406,263  3,406,266     1
Putnam VT Global Equity Fund             29 & 149      5,942.259      11.95          71,010     65,380     1
Invesco V.I. Core Equity Fund               30        83,029.131      30.14       2,502,498  2,038,108     1
Oppenheimer Global Strategic Income
  Fund/VA                                31 & 152     97,134.213       5.67         550,751    541,556     1
Oppenheimer Main Street Fund               111       143,228.160      23.97       3,433,179  2,860,487     1
Oppenheimer Capital Appreciation Fund      112        46,320.018      45.06       2,087,180  1,665,836     1
Oppenheimer Main Street Small Cap Fund     113        49,490.715      20.14         996,743    776,173     1
Templeton Foreign Securities Fund          116        32,631.872      14.37         468,920    487,739     1
Invesco V.I. Diversified Income Fund       118        73,729.359       6.54         482,190    469,443     1
VALIC Company I Stock Index Fund           133       151,217.471      26.10       3,946,776  4,073,578     1
VALIC Company I Growth & Income Fund       134       213,572.784      12.86       2,746,546  2,602,677     1
VALIC Company I International Equities
  Fund                                     135       141,088.799       6.16         869,107    975,332     1
VALIC Company I Government Securities
  Fund                                     138       245,791.735      11.13       2,735,662  2,569,691     1
Janus Aspen Portfolio                      141         8,485.075      26.13         221,715    176,008     1
Janus Aspen Overseas Portfolio             142        16,669.889      37.03         617,286    694,482     1
MFS VIT Core Equity Series                 143        52,761.822      17.68         932,829    755,654     1
VALIC Company I Science & Technology
  Fund                                     144         3,826.272      16.90          64,664     48,269     1
VALIC Company II Mid Cap Value Fund        145       102,478.202      18.58       1,904,045  1,600,506     1
VALIC Company II Strategic Bond Fund       146        49,845.721      11.57         576,715    521,762     1
VALIC Company II High Yield Bond Fund      147        24,917.928       7.53         187,632    160,136     1

/(1)/Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     JP MORGAN                 JP MORGAN
                                                                  INSURANCE TRUST           INSURANCE TRUST
                                                                       U.S.                     EQUITY
                                                                 EQUITY PORTFOLIO           INDEX PORTFOLIO
                                                             ------------------------  ------------------------
                                                                    DIVISION 1                DIVISION 2
                                                             ------------------------  ------------------------
                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                 2012         2011         2012         2011
                                                             ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                               $    8,659   $    3,514   $   5,170     $  4,268
   Net Realized Gains (Losses) From Securities Transactions       21,659       39,271      16,187        1,436
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                           341,664     (121,549)     66,761       (2,756)
                                                              ----------   ----------   ---------     --------
Increase (Decrease) In Net Assets From Operations                371,982      (78,764)     88,118        2,948
                                                              ----------   ----------   ---------     --------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                                 170        1,116         102          (92)
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                (585,353)    (575,036)   (169,393)     (98,428)
   Contract Maintenance Charge                                        --           --          --           --
   Amounts Transferred From (To) Other Divisions Or The WNL
     General Account, Net                                        (24,817)     (65,377)    (40,449)      43,311
                                                              ----------   ----------   ---------     --------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     (610,000)    (639,297)   (209,740)     (55,209)
                                                              ----------   ----------   ---------     --------
Total Increase (Decrease) In Net Assets                         (238,018)    (718,061)   (121,622)     (52,261)

NET ASSETS:
Beginning Of Period                                            2,459,737    3,177,798     688,632      740,893
                                                              ----------   ----------   ---------     --------
End Of Period                                                 $2,221,719   $2,459,737   $ 567,010     $688,632
                                                              ==========   ==========   =========     ========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      JP MORGAN                 JP MORGAN                 JP MORGAN
                                                   INSURANCE TRUST           INSURANCE TRUST           INSURANCE TRUST
                                                      INTREPID                   MID CAP             DIVERSIFIED MID CAP
                                                  GROWTH PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO
                                              ------------------------  ------------------------  ------------------------
                                                     DIVISION 3             DIVISION 4 AND 10            DIVISION 5
                                              ------------------------  ------------------------  ------------------------
                                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                  2012         2011         2012         2011         2012         2011
                                              ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                $  (11,563)  $   (2,280)  $   (1,823)  $  (32,011)  $  (19,666)  $  (24,538)
   Net Realized Gains (Losses) From
     Securities Transactions                      264,745      271,707      323,247      304,677       31,110      (49,900)
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period             133,962     (230,479)      92,554     (239,336)     232,219      (70,521)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                      387,144       38,948      413,978       33,330      243,663     (144,959)
                                               ----------   ----------   ----------   ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                  170          252          184          873          159          848
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                (663,551)    (664,139)    (643,400)    (593,877)    (456,174)    (419,478)
   Contract Maintenance Charge                         --           --           --           --           --           --
   Amounts Transferred From (To) Other
     Divisions Or The WNL General Account,
     Net                                          (43,588)    (116,497)     (45,186)     (77,974)     (16,421)     (91,643)
                                               ----------   ----------   ----------   ----------   ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal Transactions       (706,969)    (780,384)    (688,402)    (670,978)    (472,436)    (510,273)
                                               ----------   ----------   ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets          (319,825)    (741,436)    (274,424)    (637,648)    (228,773)    (655,232)

NET ASSETS:
Beginning Of Period                             2,720,460    3,461,896    2,441,166    3,078,814    1,727,537    2,382,769
                                               ----------   ----------   ----------   ----------   ----------   ----------
End Of Period                                  $2,400,635   $2,720,460   $2,166,742   $2,441,166   $1,498,764   $1,727,537
                                               ==========   ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 JP MORGAN                 JP MORGAN
                                              INSURANCE TRUST           INSURANCE TRUST
                                                 INTREPID                  CORE BOND
                                             MID CAP PORTFOLIO             PORTFOLIO
                                         ------------------------  ------------------------
                                                DIVISION 6                DIVISION 8
                                         ------------------------  ------------------------
                                           FOR THE      FOR THE      FOR THE      FOR THE
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2012         2011         2012         2011
                                         ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)           $  (1,934)   $  (1,672)  $   323,727  $   479,936
   Net Realized Gains (Losses) From
     Securities Transactions                (12,134)     (26,075)      215,486      146,782
   Net Change in Unrealized
     Appreciation (Depreciation) During
     The Period                              93,392       13,616      (156,593)      16,241
                                          ---------    ---------   -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                                 79,324      (14,131)      382,620      642,959
                                          ---------    ---------   -----------  -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                             80       (1,136)           53         (309)
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals          (131,793)    (112,030)   (1,584,143)  (1,633,418)
   Contract Maintenance Charge                   --           --            --           --
   Amounts Transferred From (To) Other
     Divisions Or The WNL General
     Account, Net                            (1,857)     (44,627)      (96,008)     (11,598)
                                          ---------    ---------   -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                          (133,570)    (157,793)   (1,680,098)  (1,645,325)
                                          ---------    ---------   -----------  -----------
Total Increase (Decrease) In Net Assets     (54,246)    (171,924)   (1,297,478)  (1,002,366)

NET ASSETS:
Beginning Of Period                         573,849      745,773    10,116,490   11,118,856
                                          ---------    ---------   -----------  -----------
End Of Period                             $ 519,603    $ 573,849   $ 8,819,012  $10,116,490
                                          =========    =========   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                             INVESCO VAN KAMPEN
                                      INVESCO V.I.                  V.I.                    FRANKLIN
                                      INTERNATIONAL            CAPITAL GROWTH         SMALL-MID CAP GROWTH
                                       GROWTH FUND                PORTFOLIO                SECURITIES
                                ------------------------  ------------------------  ------------------------
                                       DIVISION 21           DIVISION 22 AND 136           DIVISION 23
                                ------------------------  ------------------------  ------------------------
                                  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                    2012         2011         2012         2011         2012         2011
                                ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income
     (Loss)                      $    3,723   $    9,369   $  (73,262) $   (74,588)  $  (4,457)   $  (5,556)
   Net Realized Gains
     (Losses) From Securities
     Transactions                   180,707      234,944      277,708      251,707      17,186         (545)
   Net Change in Unrealized
     Appreciation
     (Depreciation) During
     The Period                      22,644     (383,962)     324,987     (553,660)     23,606      (22,462)
                                 ----------   ----------   ----------  -----------   ---------    ---------
Increase (Decrease) In Net
  Assets From Operations            207,074     (139,649)     529,433     (376,541)     36,335      (28,563)
                                 ----------   ----------   ----------  -----------   ---------    ---------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                  2,252        1,875       26,803       23,227       5,179        4,572
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals               (358,001)    (397,664)    (613,041)    (802,043)   (117,945)     (88,712)
   Contract Maintenance Charge           --           --       (3,396)      (3,486)         --           --
   Amounts Transferred From
     (To) Other Divisions Or
     The WNL General Account,
     Net                            (21,951)     (32,956)     720,187     (127,424)      2,159      (21,781)
                                 ----------   ----------   ----------  -----------   ---------    ---------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        (377,700)    (428,745)     130,553     (909,726)   (110,607)    (105,921)
                                 ----------   ----------   ----------  -----------   ---------    ---------
Total Increase (Decrease) In
  Net Assets                       (170,626)    (568,394)     659,986   (1,286,267)    (74,272)    (134,484)

NET ASSETS:
Beginning Of Period               1,616,135    2,184,529    4,647,232    5,933,499     394,910      529,394
                                 ----------   ----------   ----------  -----------   ---------    ---------
End Of Period                    $1,445,509   $1,616,135   $5,307,218  $ 4,647,232   $ 320,638    $ 394,910
                                 ==========   ==========   ==========  ===========   =========    =========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           TEMPLETON
                                                          DEVELOPING                OPPENHEIMER             VALIC COMPANY I
                                                      MARKETS SECURITIES            HIGH INCOME             MONEY MARKET I
                                                             FUND                    FUND /VA                  PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                      DIVISION 24 AND 115       DIVISION 25 AND 114       DIVISION 26 AND 132
                                                   ------------------------  ------------------------  ------------------------
                                                     FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                       2012         2011         2012         2011         2012         2011
                                                   ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                     $     824    $   (3,243)  $  86,072    $  56,479    $  (53,154)  $  (65,802)
   Net Realized Gains (Losses) From Securities
     Transactions                                     (51,293)      (55,160)   (822,402)    (462,861)           --           --
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period                 138,053      (121,184)    800,082      384,984            --           --
                                                    ---------    ----------   ---------    ---------    ----------   ----------
Increase (Decrease) In Net Assets From Operations      87,584      (179,587)     63,752      (21,398)      (53,154)     (65,802)
                                                    ---------    ----------   ---------    ---------    ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                      230         2,167     (67,995)       3,133        27,556       14,179
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                    (171,627)     (130,306)   (118,870)    (104,917)     (719,829)    (980,222)
   Contract Maintenance Charge                           (308)         (365)       (280)        (329)       (2,284)      (2,633)
   Amounts Transferred From (To) Other Divisions
     Or The WNL General Account, Net                    4,969       (34,353)   (469,229)     (29,160)     (167,012)      86,624
                                                    ---------    ----------   ---------    ---------    ----------   ----------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                     (166,736)     (162,857)   (656,374)    (131,273)     (861,569)    (882,052)
                                                    ---------    ----------   ---------    ---------    ----------   ----------
Total Increase (Decrease) In Net Assets               (79,152)     (342,444)   (592,622)    (152,671)     (914,723)    (947,854)

NET ASSETS:
Beginning Of Period                                   814,893     1,157,337     592,624      745,295     4,320,986    5,268,840
                                                    ---------    ----------   ---------    ---------    ----------   ----------
End Of Period                                       $ 735,741    $  814,893   $       2    $ 592,624    $3,406,263   $4,320,986
                                                    =========    ==========   =========    =========    ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     PUTNAM VT               INVESCO V.I.
                                                                   GLOBAL EQUITY              CORE EQUITY
                                                                       FUND                      FUND
                                                             ------------------------  ------------------------
                                                                DIVISION 29 AND 149           DIVISION 30
                                                             ------------------------  ------------------------
                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                 2012         2011         2012         2011
                                                             ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                                $    108     $    636    $   (6,395)  $   (8,378)
   Net Realized Gains (Losses) From Securities Transactions      (8,008)      (5,321)      113,274       80,681
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                           22,110       (3,322)      232,166      (95,788)
                                                               --------     --------    ----------   ----------
Increase (Decrease) In Net Assets From Operations                14,210       (8,007)      339,045      (23,485)
                                                               --------     --------    ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                                350          514           351        1,112
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                (48,529)     (17,725)     (714,640)    (799,416)
   Contract Maintenance Charge                                      (76)         (78)           --           --
   Amounts Transferred From (To) Other Divisions Or The WNL
     General Account, Net                                        (2,056)       9,115       (42,008)     (71,821)
                                                               --------     --------    ----------   ----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     (50,311)      (8,174)     (756,297)    (870,125)
                                                               --------     --------    ----------   ----------
Total Increase (Decrease) In Net Assets                         (36,101)     (16,181)     (417,252)    (893,610)

NET ASSETS:
Beginning Of Period                                             107,111      123,292     2,919,750    3,813,360
                                                               --------     --------    ----------   ----------
End Of Period                                                  $ 71,010     $107,111    $2,502,498   $2,919,750
                                                               ========     ========    ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    OPPENHEIMER               OPPENHEIMER
                                                                 GLOBAL STRATEGIC             MAIN STREET
                                                                  INCOME FUND/VA                 FUND
                                                             ------------------------- ------------------------
                                                                DIVISION 31 AND 152          DIVISION 111
                                                             ------------------------- ------------------------
                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                 2012         2011         2012         2011
                                                             ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                                $ (1,224)      $--       $  (17,147)  $  (20,419)
   Net Realized Gains (Losses) From Securities Transactions         276        --          105,611      123,083
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                            9,195        --          420,355     (161,294)
                                                               --------       ---       ----------   ----------
Increase (Decrease) In Net Assets From Operations                 8,247        --          508,819      (58,630)
                                                               --------       ---       ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                             11,332        --           39,729       19,257
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                (13,270)       --         (355,558)    (566,836)
   Contract Maintenance Charge                                      (16)       --           (2,722)      (3,066)
   Amounts Transferred From (To) Other Divisions Or The WNL
     General Account, Net                                       544,458        --         (191,429)     (54,651)
                                                               --------       ---       ----------   ----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     542,504        --         (509,980)    (605,296)
                                                               --------       ---       ----------   ----------
Total Increase (Decrease) In Net Assets                         550,751        --           (1,161)    (663,926)

NET ASSETS:
Beginning Of Period                                                  --        --        3,434,340    4,098,266
                                                               --------       ---       ----------   ----------
End Of Period                                                  $550,751       $--       $3,433,179   $3,434,340
                                                               ========       ===       ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          TEMPLETON
                                                     OPPENHEIMER               OPPENHEIMER                 FOREIGN
                                                CAPITAL APPRECIATION      MAIN STREET SMALL CAP          SECURITIES
                                                        FUND                      FUND                      FUND
                                              ------------------------  ------------------------  ------------------------
                                                    DIVISION 112              DIVISION 113              DIVISION 116
                                              ------------------------  ------------------------  ------------------------
                                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                  2012         2011         2012         2011         2012         2011
                                              ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                $  (17,464)  $  (26,577)  $   (8,904)  $  (15,444)   $  7,781    $   1,634
   Net Realized Gains (Losses) From
     Securities Transactions                      194,680       93,929       20,357       11,741     (29,961)     (16,701)
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period             100,711     (129,516)     145,371      (37,466)     98,276      (49,761)
                                               ----------   ----------   ----------   ----------    --------    ---------
Increase (Decrease) In Net Assets From
  Operations                                      277,927      (62,164)     156,824      (41,169)     76,096      (64,828)
                                               ----------   ----------   ----------   ----------    --------    ---------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                               13,692       11,842        6,225        8,083       4,724        1,579
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                (335,735)    (256,558)    (155,057)     (42,591)    (32,204)     (44,331)
   Contract Maintenance Charge                     (1,935)      (2,262)        (765)        (844)       (281)        (317)
   Amounts Transferred From (To) Other
     Divisions Or The WNL General Account,
     Net                                         (166,101)     (28,473)     (39,989)       3,997     (54,939)       5,921
                                               ----------   ----------   ----------   ----------    --------    ---------
   Increase (Decrease) In Net Assets
     Resulting From Principal Transactions       (490,079)    (275,451)    (189,586)     (31,355)    (82,700)     (37,148)
                                               ----------   ----------   ----------   ----------    --------    ---------
Total Increase (Decrease) In Net Assets          (212,152)    (337,615)     (32,762)     (72,524)     (6,604)    (101,976)

NET ASSETS:
Beginning Of Period                             2,299,332    2,636,947    1,029,505    1,102,029     475,524      577,500
                                               ----------   ----------   ----------   ----------    --------    ---------
End Of Period                                  $2,087,180   $2,299,332   $  996,743   $1,029,505    $468,920    $ 475,524
                                               ==========   ==========   ==========   ==========    ========    =========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                INVESCO V.I. CAPITAL    INVESCO V.I. DIVERSIFIED       VALIC COMPANY I
                                                    APPRECIATION                 INCOME                  STOCK INDEX
                                                        FUND                      FUND                      FUND
                                              ------------------------  ------------------------  ------------------------
                                                    DIVISION 117              DIVISION 118              DIVISION 133
                                              ------------------------  ------------------------  ------------------------
                                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                  2012         2011         2012         2011         2012         2011
                                              ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)               $    (4,612)  $  (13,975)  $  15,144     $ 23,204    $   11,284   $    6,988
   Net Realized Gains (Losses) From
     Securities Transactions                      111,888       43,103     (56,821)     (33,817)       (1,732)     220,363
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period              25,714     (121,099)     87,514       44,971       506,780     (213,784)
                                              -----------   ----------   ---------     --------    ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                      132,990      (91,971)     45,837       34,358       516,332       13,567
                                              -----------   ----------   ---------     --------    ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                1,066        1,920      11,709        4,869        15,523        8,835
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                 (38,895)    (215,871)   (179,396)     (83,275)     (252,231)    (505,296)
   Contract Maintenance Charge                       (577)      (1,310)       (284)        (382)       (2,532)      (2,786)
   Amounts Transferred From (To) Other
     Divisions Or The WNL General Account,
     Net                                       (1,001,977)     (13,292)        (51)      (3,460)     (148,838)     (62,905)
                                              -----------   ----------   ---------     --------    ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal Transactions     (1,040,383)    (228,553)   (168,022)     (82,248)     (388,078)    (562,152)
                                              -----------   ----------   ---------     --------    ----------   ----------
Total Increase (Decrease) In Net Assets          (907,393)    (320,524)   (122,185)     (47,890)      128,254     (548,585)

NET ASSETS:
Beginning Of Period                               907,390    1,227,914     604,375      652,265     3,818,522    4,367,107
                                              -----------   ----------   ---------     --------    ----------   ----------
End Of Period                                 $        (3)  $  907,390   $ 482,190     $604,375    $3,946,776   $3,818,522
                                              ===========   ==========   =========     ========    ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   VALIC COMPANY I           VALIC COMPANY I           VALIC COMPANY I
                                                   GROWTH & INCOME       INTERNATIONAL EQUITIES     GOVERNMENT SECURITIES
                                                        FUND                      FUND                      FUND
                                              ------------------------  ------------------------  ------------------------
                                                    DIVISION 134              DIVISION 135              DIVISION 138
                                              ------------------------  ------------------------  ------------------------
                                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                  2012         2011         2012         2011         2012         2011
                                              ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                $  (15,111)  $  (20,919)   $ 11,025    $   12,681   $   25,866   $   20,470
   Net Realized Gains (Losses) From
     Securities Transactions                        4,420      (57,059)    (38,905)       (9,809)     110,115       79,595
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period             331,381     (106,932)    150,856      (146,611)     (70,552)     191,763
                                               ----------   ----------    --------    ----------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                      320,690     (184,910)    122,976      (143,739)      65,429      291,828
                                               ----------   ----------    --------    ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                 (155)       2,491       2,083         2,406        6,655        4,756
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                (263,543)    (267,175)    (62,915)      (67,268)    (790,827)    (525,269)
   Contract Maintenance Charge                     (1,754)      (1,896)       (360)         (443)      (1,113)      (1,304)
   Amounts Transferred From (To) Other
     Divisions Or The WNL General Account,
     Net                                          (85,617)     (34,530)    (32,296)      (13,406)      (3,091)     (79,546)
                                               ----------   ----------    --------    ----------   ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal Transactions       (351,069)    (301,110)    (93,488)      (78,711)    (788,376)    (601,363)
                                               ----------   ----------    --------    ----------   ----------   ----------
Total Increase (Decrease) In Net Assets           (30,379)    (486,020)     29,488      (222,450)    (722,947)    (309,535)

NET ASSETS:
Beginning Of Period                             2,776,925    3,262,945     839,619     1,062,069    3,458,609    3,768,144
                                               ----------   ----------    --------    ----------   ----------   ----------
End Of Period                                  $2,746,546   $2,776,925    $869,107    $  839,619   $2,735,662   $3,458,609
                                               ==========   ==========    ========    ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                              JANUS ASPEN
                                                                    JANUS ASPEN                OVERSEAS
                                                                     PORTFOLIO                 PORTFOLIO
                                                             ------------------------  ------------------------
                                                                   DIVISION 141              DIVISION 142
                                                             ------------------------  ------------------------
                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                 2012         2011         2012         2011
                                                             ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                                $ (2,279)   $  (2,829)    $ (5,064)   $   (8,812)
   Net Realized Gains (Losses) From Securities Transactions      13,269       36,482       50,955         4,733
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                           24,384      (48,145)      22,970      (318,355)
                                                               --------    ---------     --------    ----------
Increase (Decrease) In Net Assets From Operations                35,374      (14,492)      68,861      (322,434)
                                                               --------    ---------     --------    ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                                544         (534)       7,066        30,823
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                (18,961)    (108,841)     (40,986)      (73,371)
   Contract Maintenance Charge                                     (492)        (534)        (395)         (506)
   Amounts Transferred From (To) Other Divisions Or The WNL
     General Account, Net                                       (10,622)     (15,807)     (27,924)      (47,586)
                                                               --------    ---------     --------    ----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     (29,531)    (125,716)     (62,239)      (90,640)
                                                               --------    ---------     --------    ----------
Total Increase (Decrease) In Net Assets                           5,843     (140,208)       6,622      (413,074)

NET ASSETS:
Beginning Of Period                                             215,872      356,080      610,664     1,023,738
                                                               --------    ---------     --------    ----------
End Of Period                                                  $221,715    $ 215,872     $617,286    $  610,664
                                                               ========    =========     ========    ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             VALIC COMPANY I
                                                    MFS VIT CORE                SCIENCE &             VALIC COMPANY II
                                                       EQUITY                  TECHNOLOGY                  MID CAP
                                                       SERIES                     FUND                   VALUE FUND
                                              ------------------------  ------------------------  ------------------------
                                                    DIVISION 143              DIVISION 144        DIVISION 145
                                              ------------------------  ------------------------  ------------ ------------
                                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                  2012         2011         2012         2011         2012         2011
                                              ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                 $ (5,796)    $ (3,836)    $ (1,149)    $ (2,045)   $  (19,408)  $  (19,695)
   Net Realized Gains (Losses) From
     Securities Transactions                      15,594        7,852       22,349       10,938       (28,140)     (14,035)
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period            113,089      (27,131)      (9,602)     (17,884)      405,718     (184,655)
                                                --------     --------     --------     --------    ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                     122,887      (23,115)      11,598       (8,991)      358,170     (218,385)
                                                --------     --------     --------     --------    ----------   ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                              15,109       16,892       90,855          (26)       37,548       40,146
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals                (59,538)     (25,728)     (66,049)     (29,517)     (158,088)     (60,102)
   Contract Maintenance Charge                      (511)        (521)         (83)         (96)         (740)        (816)
   Amounts Transferred From (To) Other
     Divisions Or The WNL General Account,
     Net                                         (25,822)      14,802      (91,167)       4,363      (220,474)     (18,956)
                                                --------     --------     --------     --------    ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal Transactions       (70,762)       5,445      (66,444)     (25,276)     (341,754)     (39,728)
                                                --------     --------     --------     --------    ----------   ----------
Total Increase (Decrease) In Net Assets           52,125      (17,670)     (54,846)     (34,267)       16,416     (258,113)

NET ASSETS:
Beginning Of Period                              880,704      898,374      119,510      153,777     1,887,629    2,145,742
                                                --------     --------     --------     --------    ----------   ----------
End Of Period                                   $932,829     $880,704     $ 64,664     $119,510    $1,904,045   $1,887,629
                                                ========     ========     ========     ========    ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 VALIC COMPANY II          VALIC COMPANY II
                                                                  STRATEGIC BOND            HIGH YIELD BOND
                                                                       FUND                      FUND
                                                             ------------------------  ------------------------
                                                                   DIVISION 146              DIVISION 147
                                                             ------------------------  ------------------------
                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                 2012         2011         2012         2011
                                                             ------------ ------------ ------------ ------------
OPERATIONS:
   Net Investment Income (Loss)                               $  13,191     $ 28,685     $  7,170     $ 10,800
   Net Realized Gains (Losses) From Securities Transactions      63,564        5,218        4,096       (2,005)
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                          (12,375)     (11,266)      10,755       (3,422)
                                                              ---------     --------     --------     --------
Increase (Decrease) In Net Assets From Operations                64,380       22,637       22,021        5,373
                                                              ---------     --------     --------     --------
PRINCIPAL TRANSACTIONS:
   Purchase Payments                                                  4        5,143          (49)        (119)
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                               (230,617)     (78,393)     (20,882)     (11,894)
   Contract Maintenance Charge                                     (424)        (409)        (189)        (179)
   Amounts Transferred From (To) Other Divisions Or The WNL
     General Account, Net                                        (9,708)      15,562          170        3,858
                                                              ---------     --------     --------     --------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                    (240,745)     (58,097)     (20,950)      (8,334)
                                                              ---------     --------     --------     --------
Total Increase (Decrease) In Net Assets                        (176,365)     (35,460)       1,071       (2,961)

NET ASSETS:
Beginning Of Period                                             753,080      788,540      186,561      189,522
                                                              ---------     --------     --------     --------
End Of Period                                                 $ 576,715     $753,080     $187,632     $186,561
                                                              =========     ========     ========     ========

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

AG Separate Account A (the "Separate Account") is a segregated investment account that was established by the Western National Life Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. On December 31, 2012, Western National Life Insurance Company merged into an affiliate company, American General Life Insurance Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The rights of contract holders were not affected by the merger. Also on December 31, 2012, the Account name was changed from A.G. Separate Account A to AG Separate Account A. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products: Elite Plus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the Elite Plus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. SunAmerica Asset Management Corp. ("SAAMCO"), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The AIM Variable Insurance Funds, Inc. changed its name to Invesco Variable Insurance Funds, Inc. on April 30, 2010.

The PIMCO Premier VIT Managed Portfolio was closed on April 3, 2010. The JPMIT Balanced Portfolio was closed on April 23, 2010. The Invesco V.I. Capital Appreciation Fund merged into the Invesco Van Kampen V.I. Capital Growth Fund on April 30, 2012. The Oppenheimer High Income Fund/VA merged into the Oppenheimer Global Strategic Income Fund/VA on October 26, 2012.

The Separate Account is divided into thirty-one sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

As of December 31, 2012, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
       Oppenheimer Main Street Fund/VA
       Oppenheimer Capital Appreciation Fund/VA
       Oppenheimer Main Street Small Cap Fund/VA
       Oppenheimer Global Strategic Income Fund/VA
Templeton Variable Products Series - Class 2
       Templeton Developing Markets Securities Fund
       Templeton Foreign Securities Fund
       Franklin Small Cap-Mid Cap Growth Securities Fund
Invesco Variable Insurance Funds, Inc. - Series I
       Invesco V.I. Diversified Income Fund
       Invesco V.I. Core Equity Fund
       Invesco V.I. International Growth Fund
Invesco Van Kampen Life Investment Trust ("LIT") - Class I Shares
       Invesco Van Kampen V.I. Capital Growth Portfolio

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION (CONTINUED)

VALIC Company I
       VALIC Company I Stock Index Fund
       VALIC Company I Growth & Income Fund
       VALIC Company I International Equities Fund
       VALIC Company I Government Securities Fund
       VALIC Company I Science & Technology Fund
       VALIC Company I Money Market I Fund
VALIC Company II
       VALIC Company II Mid Cap Value Fund
       VALIC Company II High Yield Bond Fund
       VALIC Company II Strategic Bond Fund
JP Morgan Insurance Trust
       JP Morgan Insurance Trust U.S. Equity Portfolio
       JP Morgan Insurance Trust Equity Index Portfolio
       JP Morgan Insurance Trust Intrepid Growth Portfolio
       JP Morgan Insurance Trust Mid Cap Value Portfolio
       JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio JP Morgan Insurance Trust Intrepid Mid Cap Portfolio
       JP Morgan Insurance Trust Core Bond Portfolio
Janus Aspen Series Service Shares
       Janus Aspen Portfolio
       Janus Aspen Overseas Portfolio
MFS Variable Insurance Trust ("MFS VIT")
       MFS VIT Core Equity Series
Putnam Variable Trust - Class IB Shares ("Putnam VT")
       Putnam VT Global Equity Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-two divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statement of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2012, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Separate Account assets measured at fair value as of December 31, 2012 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2012. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2012, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2012, is presented.

4. CHARGES AND DEDUCTIONS

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGE: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2012 and 2011, deductions for all divisions of the Separate Account for the optional Death Benefit charges were $4,023 and $4,883, respectively, and mortality and expense risk charges for all divisions of the Separate Account were $447,484 and $502,877, respectively.

These charges are included on the mortality and expense risk charge line of the Statement of Operations.

ACCOUNT MAINTENANCE CHARGE: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges for all divisions in the Separate Account totaled $21,516 and $24,562 for the years ended December 31, 2012 and 2011, respectively. These charges are included on the contract maintenance charge line of the Statement of Changes in Net Assets.

SURRENDER CHARGE: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2012 and 2011, surrender charges totaled $1,395 and $1,983, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investments were:

UNDERLYING FUND                                   DIVISION PURCHASES    SALES
---------------                                   -------- ---------- ----------
JPMIT US Equity Portfolio                            1     $   76,902 $  678,246
JPMIT Equity Index Portfolio                         2         29,830    234,394
JPMIT Intrepid Growth Portfolio                      3         48,984    767,516
JPMIT Mid Cap Value Portfolio                      4 & 10      49,708    739,933
JPMIT Diversified Mid Cap Growth Portfolio           5         40,634    511,458
JPMIT Diversified Mid Cap Portfolio                  6         10,652    146,153
JPMIT Core Bond Portfolio                            8        521,578  1,877,930
Invesco V.I. International Growth Fund               21        37,967    411,949
Invesco Van Kampen V.I. Capital Growth Portfolio  22 & 136  1,040,035    982,739
Franklin Small-Mid Cap Growth Securities             23        31,439    118,939
Templeton Developing Markets Securities Fund      24 & 115     17,938    183,847
Oppenheimer High Income Fund/VA                   25 & 114    106,961    677,264
VALIC Company I Money Market I Fund               26 & 132    266,444  1,181,167
Putnam VT Global Equity Fund                      29 & 149      1,588     51,841
Invesco V.I. Core Equity Fund                        30        57,137    819,829
Oppenheimer Global Strategic Income Fund/VA       31 & 152    857,218    315,938
Oppenheimer Main Street Fund                        111        93,233    620,358
Oppenheimer Capital Appreciation Fund               112        37,000    544,538
Oppenheimer Main Street Small Cap Fund              113        13,468    211,954
Templeton Foreign Securities Fund                   116        22,917     97,833
Invesco V.I. Capital Appreciation Fund              117           758  1,045,750
Invesco V.I. Diversified Income Fund                118        36,565    189,443
VALIC Company I Stock Index Fund                    133       152,420    469,152
VALIC Company I Growth & Income Fund                134        39,037    405,215
VALIC Company I International Equities Fund         135        34,433    116,894
VALIC Company I Government Securities Fund          138       203,981    952,117
Janus Aspen Portfolio                               141         5,740     33,578
Janus Aspen Overseas Portfolio                      142        78,335     79,377
MFS VIT Core Equity Series                          143        32,334    108,884
VALIC Company I Science & Technology Fund           144           113     67,705
VALIC Company II Mid Cap Value Fund                 145        96,227    457,386
VALIC Company II Strategic Bond Fund                146        61,851    284,095
VALIC Company II High Yield Bond Fund               147        10,069     23,849

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                   JP MORGAN       JP MORGAN       JP MORGAN        JP MORGAN
                                                                INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                                                                     U.S.           EQUITY         INTREPID          MID CAP
                                                                    EQUITY           INDEX          GROWTH            VALUE
The accumulation units outstanding and analysis of the increase    PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
(decrease) in units outstanding as of December 31, 2012.        --------------- --------------- --------------- -----------------
                                                                  DIVISION 1      DIVISION 2      DIVISION 3    DIVISION 4 AND 10
                                                                --------------- --------------- --------------- -----------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                     40              --              58               20
   Decrease For Surrendered Contracts                               (51,445)        (15,568)        (79,974)         (28,059)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                       (2,311)         (4,106)         (5,587)          (2,081)
                                                                    -------         -------         -------          -------
   Increase (Decrease) In Units Outstanding                         (53,716)        (19,674)        (85,503)         (30,120)
   Accumulation Units At Beginning Of Period                        240,562          70,446         367,885          118,551
                                                                    -------         -------         -------          -------
   Accumulation Units At End Of Period                              186,846          50,772         282,382           88,431
                                                                    =======         =======         =======          =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                     --              --              --               --
   Decrease For Surrendered Contracts                                    --              --              --               --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                           --              --              --               --
                                                                    -------         -------         -------          -------
   Increase (Decrease) In Units Outstanding                              --              --              --               --
   Accumulation Units At Beginning Of Period                             --              --              --               --
                                                                    -------         -------         -------          -------
   Accumulation Units At End Of Period                                   --              --              --               --
                                                                    =======         =======         =======          =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                     --              --              --               --
   Decrease For Surrendered Contracts                                    --              --              --               --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                           --              --              --               --
                                                                    -------         -------         -------          -------
   Increase (Decrease) In Units Outstanding                              --              --              --               --
   Accumulation Units At Beginning Of Period                             --              --              --               --
                                                                    -------         -------         -------          -------
   Accumulation Units At End Of Period                                   --              --              --               --
                                                                    =======         =======         =======          =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                     --              --              --               --
   Decrease For Surrendered Contracts                                    --              --              --               --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                           --              --              --               --
                                                                    -------         -------         -------          -------
   Increase (Decrease) In Units Outstanding                              --              --              --               --
   Accumulation Units At Beginning Of Period                             --              --              --               --
                                                                    -------         -------         -------          -------
   Accumulation Units At End Of Period                                   --              --              --               --
                                                                    =======         =======         =======          =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                     JP MORGAN          JP MORGAN        JP MORGAN
                                                                  INSURANCE TRUST    INSURANCE TRUST  INSURANCE TRUST
                                                                DIVERSIFIED MID CAP     INTREPID         CORE BOND
The accumulation units outstanding and analysis of the increase  GROWTH PORTFOLIO   MID CAP PORTFOLIO    PORTFOLIO
(decrease) in units outstanding as of December 31, 2012.        ------------------- ----------------- ---------------
                                                                    DIVISION 5         DIVISION 6       DIVISION 8
                                                                ------------------- ----------------- ---------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                       15                 5                11
   Decrease For Surrendered Contracts                                 (25,491)           (6,829)          (83,089)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                           (965)             (109)           (5,126)
                                                                      -------            ------           -------
   Increase (Decrease) In Units Outstanding                           (26,441)           (6,933)          (88,204)
   Accumulation Units At Beginning Of Period                          108,326            32,825           542,042
                                                                      -------            ------           -------
   Accumulation Units At End Of Period                                 81,885            25,892           453,838
                                                                      =======            ======           =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                       --                --                --
   Decrease For Surrendered Contracts                                      --                --                --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                             --                --                --
                                                                      -------            ------           -------
   Increase (Decrease) In Units Outstanding                                --                --                --
   Accumulation Units At Beginning Of Period                               --                --                --
                                                                      -------            ------           -------
   Accumulation Units At End Of Period                                     --                --                --
                                                                      =======            ======           =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                       --                --                --
   Decrease For Surrendered Contracts                                      --                --                --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                             --                --                --
                                                                      -------            ------           -------
   Increase (Decrease) In Units Outstanding                                --                --                --
   Accumulation Units At Beginning Of Period                               --                --                --
                                                                      -------            ------           -------
   Accumulation Units At End Of Period                                     --                --                --
                                                                      =======            ======           =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                       --                --                --
   Decrease For Surrendered Contracts                                      --                --                --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                             --                --                --
                                                                      -------            ------           -------
   Increase (Decrease) In Units Outstanding                                --                --                --
   Accumulation Units At Beginning Of Period                               --                --                --
                                                                      -------            ------           -------
   Accumulation Units At End Of Period                                     --                --                --
                                                                      =======            ======           =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                  VAN KAMPEN                     TEMPLETON
                                                                  AIM V.I.            LIT           FRANKLIN    DEVELOPING
                                                                INTERNATIONAL       CAPITAL       SMALL-MID CAP   MARKETS
                                                                   GROWTH           GROWTH           GROWTH     SECURITIES
The accumulation units outstanding and analysis of the increase     FUND           PORTFOLIO       SECURITIES      FUND
(decrease) in units outstanding as of December 31, 2012.        ------------- ------------------- ------------- -----------
                                                                                                                DIVISION 24
                                                                 DIVISION 21  DIVISION 22 AND 136  DIVISION 23    AND 115
                                                                ------------- ------------------- ------------- -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                   151              287             386            3
   Decrease For Surrendered Contracts                              (23,365)         (23,661)         (8,616)      (5,564)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                      (1,518)          (1,427)            160          115
                                                                   -------          -------          ------       ------
   Increase (Decrease) In Units Outstanding                        (24,732)         (24,801)         (8,070)      (5,446)
   Accumulation Units At Beginning Of Period                       114,078          108,508          31,161       16,774
                                                                   -------          -------          ------       ------
   Accumulation Units At End Of Period                              89,346           83,707          23,091       11,328
                                                                   =======          =======          ======       ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                    --              696              --            5
   Decrease For Surrendered Contracts                                   --          (12,088)             --       (1,583)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                          --           17,859              --           88
                                                                   -------          -------          ------       ------
   Increase (Decrease) In Units Outstanding                             --            6,467              --       (1,490)
   Accumulation Units At Beginning Of Period                            --          150,741              --       16,170
                                                                   -------          -------          ------       ------
   Accumulation Units At End Of Period                                  --          157,208              --       14,680
                                                                   =======          =======          ======       ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                    --               (6)             --           (2)
   Decrease For Surrendered Contracts                                   --           (1,738)             --           (2)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                          --            3,150              --           --
                                                                   -------          -------          ------       ------
   Increase (Decrease) In Units Outstanding                             --            1,406              --           (4)
   Accumulation Units At Beginning Of Period                            --            8,448              --          141
                                                                   -------          -------          ------       ------
   Accumulation Units At End Of Period                                  --            9,854              --          137
                                                                   =======          =======          ======       ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                    --              403              --           (2)
   Decrease For Surrendered Contracts                                   --             (891)             --         (106)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                          --           13,054              --           12
                                                                   -------          -------          ------       ------
   Increase (Decrease) In Units Outstanding                             --           12,566              --          (96)
   Accumulation Units At Beginning Of Period                            --           10,227              --        1,407
                                                                   -------          -------          ------       ------
   Accumulation Units At End Of Period                                  --           22,793              --        1,311
                                                                   =======          =======          ======       ======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                    OPPENHEIMER       VALIC COMPANY I        PUTNAM VT
                                                                    HIGH INCOME       MONEY MARKET I       GLOBAL EQUITY
The accumulation units outstanding and analysis of the increase      FUND /VA            PORTFOLIO             FUND
(decrease) in units outstanding as of December 31, 2012.        ------------------- ------------------- -------------------
                                                                DIVISION 25 AND 114 DIVISION 26 AND 132 DIVISION 29 AND 149
                                                                ------------------- ------------------- -------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                       19                  --                 --
   Decrease For Surrendered Contracts                                 (15,313)             (7,849)              (559)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (80,242)                (62)                --
                                                                      -------             -------             ------
   Increase (Decrease) In Units Outstanding                           (95,536)             (7,911)              (559)
   Accumulation Units At Beginning Of Period                           95,536              52,900              1,325
                                                                      -------             -------             ------
   Accumulation Units At End Of Period                                     --              44,989                766
                                                                      =======             =======             ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                      521                 559                 --
   Decrease For Surrendered Contracts                                 (12,329)            (44,110)            (5,697)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (35,557)            (11,865)              (290)
                                                                      -------             -------             ------
   Increase (Decrease) In Units Outstanding                           (47,365)            (55,416)            (5,987)
   Accumulation Units At Beginning Of Period                           47,365             253,610              8,265
                                                                      -------             -------             ------
   Accumulation Units At End Of Period                                     --             198,194              2,278
                                                                      =======             =======             ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                       (1)                (11)                --
   Decrease For Surrendered Contracts                                      (9)             (3,858)                --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         (1,608)                 --                 --
                                                                      -------             -------             ------
   Increase (Decrease) In Units Outstanding                            (1,618)             (3,869)                --
   Accumulation Units At Beginning Of Period                            1,618              17,889                 --
                                                                      -------             -------             ------
   Accumulation Units At End Of Period                                     --              14,020                 --
                                                                      =======             =======             ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                      (11)              1,588                 39
   Decrease For Surrendered Contracts                                  (2,613)             (1,725)              (318)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (10,569)             (1,360)                10
                                                                      -------             -------             ------
   Increase (Decrease) In Units Outstanding                           (13,193)             (1,497)              (269)
   Accumulation Units At Beginning Of Period                           13,193              20,492              5,914
                                                                      -------             -------             ------
   Accumulation Units At End Of Period                                     --              18,995              5,645
                                                                      =======             =======             ======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                 AIM V.I.      OPPENHEIMER    OPPENHEIMER
                                                                CORE EQUITY GLOBAL STRATEGIC  MAIN STREET
The accumulation units outstanding and analysis of the increase    FUND           FUND            FUND
(decrease) in units outstanding as of December 31, 2012.        ----------- ----------------- ------------
                                                                DIVISION 30 DIVISION 31 & 152 DIVISION 111
                                                                ----------- ----------------- ------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                   41             1              --
   Decrease For Surrendered Contracts                             (60,281)         (614)             --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                     (3,719)       34,329              --
                                                                  -------        ------         -------
   Increase (Decrease) In Units Outstanding                       (63,959)       33,716              --
   Accumulation Units At Beginning Of Period                      268,050            --              --
                                                                  -------        ------         -------
   Accumulation Units At End Of Period                            204,091        33,716              --
                                                                  =======        ======         =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                   --            43           2,858
   Decrease For Surrendered Contracts                                  --          (440)        (23,277)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --        16,139         (10,645)
                                                                  -------        ------         -------
   Increase (Decrease) In Units Outstanding                            --        15,742         (31,064)
   Accumulation Units At Beginning Of Period                           --            --         234,670
                                                                  -------        ------         -------
   Accumulation Units At End Of Period                                 --        15,742         203,606
                                                                  =======        ======         =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                   --            --              (4)
   Decrease For Surrendered Contracts                                  --            --            (445)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --           672             (48)
                                                                  -------        ------         -------
   Increase (Decrease) In Units Outstanding                            --           672            (497)
   Accumulation Units At Beginning Of Period                           --            --           8,566
                                                                  -------        ------         -------
   Accumulation Units At End Of Period                                 --           672           8,069
                                                                  =======        ======         =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                   --            --              92
   Decrease For Surrendered Contracts                                  --          (274)         (4,566)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --         4,374          (4,449)
                                                                  -------        ------         -------
   Increase (Decrease) In Units Outstanding                            --         4,100          (8,923)
   Accumulation Units At Beginning Of Period                           --            --          62,166
                                                                  -------        ------         -------
   Accumulation Units At End Of Period                                 --         4,100          53,243
                                                                  =======        ======         =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                OPPENHEIMER  OPPENHEIMER   TEMPLETON     AIM V.I.
                                                                  CAPITAL    MAIN STREET    FOREIGN      CAPITAL
                                                                APPREICATION  SMALL CAP    SECURITIES  APPRECIATION
The accumulation units outstanding and analysis of the increase     FUND         FUND         FUND         FUND
(decrease) in units outstanding as of December 31, 2012.        ------------ ------------ ------------ ------------
                                                                DIVISION 112 DIVISION 113 DIVISION 116 DIVISION 117
                                                                ------------ ------------ ------------ ------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                   --           --           --           --
   Decrease For Surrendered Contracts                                  --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --           --           --           --
                                                                  -------       ------       ------      -------
   Increase (Decrease) In Units Outstanding                            --           --           --           --
   Accumulation Units At Beginning Of Period                           --           --           --           --
                                                                  -------       ------       ------      -------
   Accumulation Units At End Of Period                                 --           --           --           --
                                                                  =======       ======       ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                  959          241          300           82
   Decrease For Surrendered Contracts                             (22,266)      (6,668)      (1,367)      (3,729)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                     (8,749)        (264)      (3,616)     (62,310)
                                                                  -------       ------       ------      -------
   Increase (Decrease) In Units Outstanding                       (30,056)      (6,691)      (4,683)     (65,957)
   Accumulation Units At Beginning Of Period                      151,487       36,305       27,650       65,957
                                                                  -------       ------       ------      -------
   Accumulation Units At End Of Period                            121,431       29,614       22,967           --
                                                                  =======       ======       ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                   (5)          (2)          --           (4)
   Decrease For Surrendered Contracts                                (526)        (120)        (267)         (66)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (32)          --           77       (8,153)
                                                                  -------       ------       ------      -------
   Increase (Decrease) In Units Outstanding                          (563)        (122)        (190)      (8,223)
   Accumulation Units At Beginning Of Period                        9,487        4,149          753        8,223
                                                                  -------       ------       ------      -------
   Accumulation Units At End Of Period                              8,924        4,027          563           --
                                                                  =======       ======       ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                  (10)          25           (4)          10
   Decrease For Surrendered Contracts                              (2,275)        (118)        (630)        (185)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                     (3,232)      (1,644)          10      (28,958)
                                                                  -------       ------       ------      -------
   Increase (Decrease) In Units Outstanding                        (5,517)      (1,737)        (624)     (29,133)
   Accumulation Units At Beginning Of Period                       26,633       10,622        7,529       29,135
                                                                  -------       ------       ------      -------
   Accumulation Units At End Of Period                             21,116        8,885        6,905            2
                                                                  =======       ======       ======      =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                  AIM V.I.                                   VALIC COMPANY I
                                                                DIVERSIFIED  VALIC COMPANY I VALIC COMPANY I  INTERNATIONAL
                                                                   INCOME      STOCK INDEX   GROWTH & INCOME    EQUITIES
The accumulation units outstanding and analysis of the increase     FUND          FUND            FUND            FUND
(decrease) in units outstanding as of December 31, 2012.        ------------ --------------- --------------- ---------------
                                                                DIVISION 118  DIVISION 133    DIVISION 134    DIVISION 135
                                                                ------------ --------------- --------------- ---------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                   --             --              --             --
   Decrease For Surrendered Contracts                                  --             --              --             --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --             --              --             --
                                                                  -------        -------         -------         ------
   Increase (Decrease) In Units Outstanding                            --             --              --             --
   Accumulation Units At Beginning Of Period                           --             --              --             --
                                                                  -------        -------         -------         ------
   Accumulation Units At End Of Period                                 --             --              --             --
                                                                  =======        =======         =======         ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                  912            370              (2)           148
   Decrease For Surrendered Contracts                             (10,942)       (10,469)        (15,534)        (4,773)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (44)        (6,934)         (5,651)        (2,629)
                                                                  -------        -------         -------         ------
   Increase (Decrease) In Units Outstanding                       (10,074)       (17,033)        (21,187)        (7,254)
   Accumulation Units At Beginning Of Period                       36,396        184,650         186,544         70,468
                                                                  -------        -------         -------         ------
   Accumulation Units At End Of Period                             26,322        167,617         165,357         63,214
                                                                  =======        =======         =======         ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                   --             (5)             (5)            (2)
   Decrease For Surrendered Contracts                                  --           (201)         (2,259)           (63)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         --             --               6             --
                                                                  -------        -------         -------         ------
   Increase (Decrease) In Units Outstanding                            --           (206)         (2,258)           (65)
   Accumulation Units At Beginning Of Period                          263          3,960           7,454          2,811
                                                                  -------        -------         -------         ------
   Accumulation Units At End Of Period                                263          3,754           5,196          2,746
                                                                  =======        =======         =======         ======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                   (7)           554             (10)            (5)
   Decrease For Surrendered Contracts                              (3,523)        (3,341)           (442)          (827)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                         36           (568)             --            (15)
                                                                  -------        -------         -------         ------
   Increase (Decrease) In Units Outstanding                        (3,494)        (3,355)           (452)          (847)
   Accumulation Units At Beginning Of Period                       13,803         30,554          18,986          5,505
                                                                  -------        -------         -------         ------
   Accumulation Units At End Of Period                             10,309         27,199          18,534          4,658
                                                                  =======        =======         =======         ======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                         VALIC
                                                                                       COMPANY I               JANUS     MFS
                                                                                       GOVERNMENT    JANUS     ASPEN     CORE
                                                                                       SECURITIES    ASPEN   OVERSEAS   EQUITY
The accumulation units outstanding and analysis of the increase                           FUND     PORTFOLIO PORTFOLIO  SERIES
(decrease) in units outstanding as of December 31, 2012.                              ------------ --------- --------- --------
                                                                                                   DIVISION  DIVISION  DIVISION
                                                                                      DIVISION 138    141       142      143
                                                                                      ------------ --------- --------- --------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                                         --         --        --        --
   Decrease For Surrendered Contracts                                                        --         --        --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL General
     Account, Net                                                                            --         --        --        --
                                                                                        -------     ------    ------   -------
   Increase (Decrease) In Units Outstanding                                                  --         --        --        --
   Accumulation Units At Beginning Of Period                                                 --         --        --        --
                                                                                        -------     ------    ------   -------
   Accumulation Units At End Of Period                                                       --         --        --        --
                                                                                        =======     ======    ======   =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                                        273         30       437     3,059
   Decrease For Surrendered Contracts                                                   (37,236)    (2,219)   (2,120)   (7,535)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL General
     Account, Net                                                                          (142)    (1,314)   (1,852)   (4,332)
                                                                                        -------     ------    ------   -------
   Increase (Decrease) In Units Outstanding                                             (37,105)    (3,503)   (3,535)   (8,808)
   Accumulation Units At Beginning Of Period                                            158,587     26,984    41,322   109,218
                                                                                        -------     ------    ------   -------
   Accumulation Units At End Of Period                                                  121,482     23,481    37,787   100,410
                                                                                        =======     ======    ======   =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                                         (8)        --        --        (1)
   Decrease For Surrendered Contracts                                                    (2,524)        --        --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL General
     Account, Net                                                                            --         --        --        --
                                                                                        -------     ------    ------   -------
   Increase (Decrease) In Units Outstanding                                              (2,532)        --        --        (1)
   Accumulation Units At Beginning Of Period                                             11,026         --       151     1,366
                                                                                        -------     ------    ------   -------
   Accumulation Units At End Of Period                                                    8,494         --       151     1,365
                                                                                        =======     ======    ======   =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                                         (7)         3        (1)       13
   Decrease For Surrendered Contracts                                                    (2,327)      (264)     (889)       --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL General
     Account, Net                                                                           (24)       (27)       --        --
                                                                                        -------     ------    ------   -------
   Increase (Decrease) In Units Outstanding                                              (2,358)      (288)     (890)       13
   Accumulation Units At Beginning Of Period                                             16,631      4,852     5,524     5,739
                                                                                        -------     ------    ------   -------
   Accumulation Units At End Of Period                                                   14,273      4,564     4,634     5,752
                                                                                        =======     ======    ======   =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                VALIC
                                                                              COMPANY I    VALIC      VALIC      VALIC
                                                                              SCIENCE &  COMPANY II COMPANY II COMPANY II
                                                                              TECHNOLOGY  MID CAP   STRATEGIC  HIGH YIELD
The accumulation units outstanding and analysis of the increase                  FUND    VALUE FUND BOND FUND  BOND FUND
(decrease) in units outstanding as of December 31, 2012.                      ---------- ---------- ---------- ----------
                                                                               DIVISION   DIVISION   DIVISION   DIVISION
                                                                                 144        145        146        147
                                                                              ---------- ---------- ---------- ----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                                --         --         --        --
   Decrease For Surrendered Contracts                                               --         --         --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --         --         --        --
                                                                               -------    -------    -------     -----
   Increase (Decrease) In Units Outstanding                                         --         --         --        --
   Accumulation Units At Beginning Of Period                                        --         --         --        --
                                                                               -------    -------    -------     -----
   Accumulation Units At End Of Period                                              --         --         --        --
                                                                               =======    =======    =======     =====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%                                      --         --        --
   Accumulation Units For Purchase Payments Received                               (14)     2,093         (3)       (7)
   Decrease For Surrendered Contracts                                          (12,050)    (9,093)    (9,937)     (797)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                            4    (12,041)      (438)        9
                                                                               -------    -------    -------     -----
   Increase (Decrease) In Units Outstanding                                    (12,060)   (19,041)   (10,378)     (795)
   Accumulation Units At Beginning Of Period                                    21,799    108,399     33,395     8,367
                                                                               -------    -------    -------     -----
   Accumulation Units At End Of Period                                           9,739     89,358     23,017     7,572
                                                                               =======    =======    =======     =====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                                (1)        (1)        (2)       --
   Decrease For Surrendered Contracts                                               --         --         --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --         --         (4)       --
                                                                               -------    -------    -------     -----
   Increase (Decrease) In Units Outstanding                                         (1)        (1)        (6)       --
   Accumulation Units At Beginning Of Period                                     1,470      2,466      1,590       272
                                                                               -------    -------    -------     -----
   Accumulation Units At End Of Period                                           1,469      2,465      1,584       272
                                                                               =======    =======    =======     =====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                                 7         56         (3)       (2)
   Decrease For Surrendered Contracts                                             (254)       (27)    (1,322)     (248)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           (1)       (10)        (8)       --
                                                                               -------    -------    -------     -----
   Increase (Decrease) In Units Outstanding                                       (248)        19     (1,333)     (250)
   Accumulation Units At Beginning Of Period                                       852      8,287      2,935     1,489
                                                                               -------    -------    -------     -----
   Accumulation Units At End Of Period                                             604      8,306      1,602     1,239
                                                                               =======    =======    =======     =====

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                             JP MORGAN  JP MORGAN
                                                                  JP MORGAN  INSURANCE  INSURANCE
                                                                  INSURANCE    TRUST      TRUST
                                                                  TRUST U.S.   EQUITY    INTREPID
                                                                    EQUITY     INDEX      GROWTH
The accumulation units outstanding and analysis of the            PORTFOLIO  PORTFOLIO  PORTFOLIO
increase (decrease) in units outstanding as of December 31, 2011. ---------- ---------- ----------
                                                                  DIVISION 1 DIVISION 2 DIVISION 3
                                                                  ---------- ---------- ----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                    29         --          42
   Decrease For Surrendered Contracts                              (54,934)   (10,141)    (87,870)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                (6,013)     4,386     (15,635)
                                                                   -------    -------    --------
   Increase (Decrease) In Units Outstanding                        (60,918)    (5,755)   (103,463)
                                                                   =======    =======    ========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                    --         --          --
   Decrease For Surrendered Contracts                                   --         --          --
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                    --         --          --
                                                                   -------    -------    --------
   Increase (Decrease) In Units Outstanding                             --         --          --
                                                                   =======    =======    ========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                    --         --          --
   Decrease For Surrendered Contracts                                   --         --          --
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                    --         --          --
                                                                   -------    -------    --------
   Increase (Decrease) In Units Outstanding                             --         --          --
                                                                   =======    =======    ========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                    --         --          --
   Decrease For Surrendered Contracts                                   --         --          --
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                    --         --          --
                                                                   -------    -------    --------
   Increase (Decrease) In Units Outstanding                             --         --          --
                                                                   =======    =======    ========

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                                          JP MORGAN
                                                                                          INSURANCE  JP MORGAN
                                                                              JP MORGAN     TRUST    INSURANCE  JP MORGAN
                                                                              INSURANCE  DIVERSIFIED   TRUST    INSURANCE
                                                                              TRUST MID    MID CAP    INTREPID  TRUST CORE
                                                                              CAP VALUE    GROWTH     MID CAP      BOND
The accumulation units outstanding and analysis of the increase               PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
(decrease) in units outstanding as of December 31, 2011.                      ---------- ----------- ---------- ----------
                                                                              DIVISION 4
                                                                                AND 10   DIVISION 5  DIVISION 6 DIVISION 8
                                                                              ---------- ----------- ---------- ----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                                15          11          3          7
   Decrease For Surrendered Contracts                                          (28,835)    (25,125)    (6,110)   (89,983)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                       (3,623)     (5,172)    (2,593)      (812)
                                                                               -------     -------     ------    -------
   Increase (Decrease) In Units Outstanding                                    (32,443)    (30,286)    (8,700)   (90,788)
                                                                               =======     =======     ======    =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                                --          --         --         --
   Decrease For Surrendered Contracts                                               --          --         --         --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --          --         --         --
                                                                               -------     -------     ------    -------
   Increase (Decrease) In Units Outstanding                                         --          --         --         --
                                                                               =======     =======     ======    =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                                --          --         --         --
   Decrease For Surrendered Contracts                                               --          --         --         --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --          --         --         --
                                                                               -------     -------     ------    -------
   Increase (Decrease) In Units Outstanding                                         --          --         --         --
                                                                               =======     =======     ======    =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                                --          --         --         --
   Decrease For Surrendered Contracts                                               --          --         --         --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --          --         --         --
                                                                               -------     -------     ------    -------
   Increase (Decrease) In Units Outstanding                                         --          --         --         --
                                                                               =======     =======     ======    =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                                              FRANKLIN   TEMPLETON
                                                                     AIM V.I.    VAN KAMPEN    SMALL-   DEVELOPING
                                                                   INTERNATIONAL LIT CAPITAL  MID CAP     MARKETS   OPPENHEIMER
                                                                      GROWTH       GROWTH      GROWTH   SECURITIES  HIGH INCOME
The accumulation units outstanding and analysis of the increase        FUND       PORTFOLIO  SECURITIES    FUND      FUND /VA
(decrease) in units outstanding as of December 31, 2011.           ------------- ----------- ---------- ----------- -----------
                                                                                 DIVISION 22  DIVISION  DIVISION 24 DIVISION 25
                                                                    DIVISION 21    AND 136       23       AND 115     AND 114
                                                                   ------------- ----------- ---------- ----------- -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                      124          244        328          2           15
   Decrease For Surrendered Contracts                                 (26,109)     (26,381)    (6,815)    (3,030)     (19,808)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                   (2,089)      (3,739)    (1,650)    (1,839)      (7,689)
                                                                      -------      -------     ------     ------      -------
   Increase (Decrease) In Units Outstanding                           (28,074)     (29,876)    (8,137)    (4,867)     (27,482)
                                                                      =======      =======     ======     ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                       --          651         --         32          718
   Decrease For Surrendered Contracts                                      --      (15,376)        --     (1,968)      (4,924)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                       --       (3,397)        --        391         (674)
                                                                      -------      -------     ------     ------      -------
   Increase (Decrease) In Units Outstanding                                --      (18,122)        --     (1,545)      (4,880)
                                                                      =======      =======     ======     ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                       --           (8)        --         (2)          (2)
   Decrease For Surrendered Contracts                                      --       (6,193)        --         (3)         (12)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                       --          (19)        --         --           --
                                                                      -------      -------     ------     ------      -------
   Increase (Decrease) In Units Outstanding                                --       (6,220)        --         (5)         (14)
                                                                      =======      =======     ======     ======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                       --           (7)        --         (3)          (9)
   Decrease For Surrendered Contracts                                      --       (1,276)        --        (68)      (2,079)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                       --         (196)        --        (73)         895
                                                                      -------      -------     ------     ------      -------
   Increase (Decrease) In Units Outstanding                                --       (1,479)        --       (144)      (1,193)
                                                                      =======      =======     ======     ======      =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                      VALIC
                                                                    COMPANY I   PUTNAM VT   AIM V.I.                OPPENHEIMER
                                                                      MONEY      GLOBAL       CORE     OPPENHEIMER    CAPITAL
                                                                    MARKET I     EQUITY      EQUITY    MAIN STREET  APPREICATION
The accumulation units outstanding and analysis of the increase     PORTFOLIO     FUND        FUND         FUND         FUND
(decrease) in units outstanding as of December 31, 2011.           ----------- ----------- ----------- ------------ ------------
                                                                   DIVISION 26 DIVISION 29
                                                                     AND 132     AND 149   DIVISION 30 DIVISION 111 DIVISION 112
                                                                   ----------- ----------- ----------- ------------ ------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                      --         --           28          --           --
   Decrease For Surrendered Contracts                                (25,828)    (1,137)     (71,683)         --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                    (713)        --       (6,145)         --           --
                                                                     -------     ------      -------     -------      -------
   Increase (Decrease) In Units Outstanding                          (26,541)    (1,137)     (77,800)         --           --
                                                                     =======     ======      =======     =======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                     848          9           --       1,513          730
   Decrease For Surrendered Contracts                                (40,911)      (824)          --     (40,894)     (14,406)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                  11,885      1,201           --      (2,340)      (2,202)
                                                                     -------     ------      -------     -------      -------
   Increase (Decrease) In Units Outstanding                          (28,178)       386           --     (41,721)     (15,878)
                                                                     =======     ======      =======     =======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                     (11)        --           --          (5)          (5)
   Decrease For Surrendered Contracts                                (10,083)        --           --        (246)        (294)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                      --         --           --          10           27
                                                                     -------     ------      -------     -------      -------
   Increase (Decrease) In Units Outstanding                          (10,094)        --           --        (241)        (272)
                                                                     =======     ======      =======     =======      =======
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                      11         34           --          82          (14)
   Decrease For Surrendered Contracts                                 (2,150)      (121)          --      (9,376)      (5,733)
   Increase (Decrease) For Transfers - From (To) Other Divisions
     Or The WNL General Account, Net                                  (5,059)        (7)          --      (2,696)         (92)
                                                                     -------     ------      -------     -------      -------
   Increase (Decrease) In Units Outstanding                           (7,198)       (94)          --     (11,990)      (5,839)
                                                                     =======     ======      =======     =======      =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                 OPPENHEIMER   TEMPLETON     AIM V.I.     AIM V.I.      VALIC
                                                                 MAIN STREET    FOREIGN      CAPITAL    DIVERSIFIED   COMPANY I
                                                                  SMALL CAP    SECURITIES  APPRECIATION    INCOME    STOCK INDEX
The accumulation units outstanding and analysis of the increase      FUND         FUND         FUND         FUND         FUND
(decrease) in units outstanding as of December 31, 2011.         ------------ ------------ ------------ ------------ ------------
                                                                 DIVISION 113 DIVISION 116 DIVISION 117 DIVISION 118 DIVISION 133
                                                                 ------------ ------------ ------------ ------------ ------------
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
     Accumulation Units For Purchase Payments Received                  --           --           --           --           --
     Decrease For Surrendered Contracts                                 --           --           --           --           --
     Increase (Decrease) For Transfers - From (To) Other
       Divisions Or The WNL General Account, Net                        --           --           --           --           --
                                                                    ------       ------      -------       ------      -------
     Increase (Decrease) In Units Outstanding                           --           --           --           --           --
                                                                    ======       ======      =======       ======      =======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
     Accumulation Units For Purchase Payments Received                 315          213          243          400          346
     Decrease For Surrendered Contracts                             (1,727)      (2,985)     (16,495)      (5,982)     (26,801)
     Increase (Decrease) For Transfers - From (To) Other
       Divisions Or The WNL General Account, Net                       569          463         (773)        (267)      (3,148)
                                                                    ------       ------      -------       ------      -------
     Increase (Decrease) In Units Outstanding                         (843)      (2,309)     (17,025)      (5,849)     (29,603)
                                                                    ======       ======      =======       ======      =======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
     Accumulation Units For Purchase Payments Received                  (2)          --           (5)          --           (6)
     Decrease For Surrendered Contracts                               (137)         (31)        (313)          --         (105)
     Increase (Decrease) For Transfers - From (To) Other
       Divisions Or The WNL General Account, Net                        --           --           --           --           (6)
                                                                    ------       ------      -------       ------      -------
     Increase (Decrease) In Units Outstanding                         (139)         (31)        (318)          --         (117)
                                                                    ======       ======      =======       ======      =======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
     Accumulation Units For Purchase Payments Received                  21           (4)          21           (9)          --
     Decrease For Surrendered Contracts                               (217)         (82)      (5,350)      (1,111)      (1,120)
     Increase (Decrease) For Transfers - From (To) Other
       Divisions Or The WNL General Account, Net                      (487)         (63)        (685)         (17)        (171)
                                                                    ------       ------      -------       ------      -------
     Increase (Decrease) In Units Outstanding                         (683)        (149)      (6,014)      (1,137)      (1,291)
                                                                    ======       ======      =======       ======      =======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                  VALIC       VALIC       VALIC
                                                                COMPANY I   COMPANY I   COMPANY I              JANUS     MFS
                                                                GROWTH &  INTERNATIONAL GOVERNMENT   JANUS     ASPEN     CORE
                                                                 INCOME     EQUITIES    SECURITIES   ASPEN   OVERSEAS   EQUITY
The accumulation units outstanding and analysis of the increase   FUND        FUND         FUND    PORTFOLIO PORTFOLIO  SERIES
(decrease) in units outstanding as of December 31, 2011.        --------- ------------- ---------- --------- --------- --------
                                                                DIVISION    DIVISION     DIVISION  DIVISION  DIVISION  DIVISION
                                                                   134         135         138        141       142      143
                                                                --------- ------------- ---------- --------- --------- --------
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                  --         --           --         --       --        --
   Decrease For Surrendered Contracts                                 --         --           --         --       --        --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        --         --           --         --       --        --
                                                                 -------     ------      -------    -------   ------    ------
   Increase (Decrease) In Units Outstanding                           --         --           --         --       --        --
                                                                 =======     ======      =======    =======   ======    ======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%
   Accumulation Units For Purchase Payments Received                   3        143          290        165    1,726     2,217
   Decrease For Surrendered Contracts                            (17,881)    (4,845)     (16,162)   (14,442)  (4,099)   (2,794)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                    (2,436)    (1,070)      (4,256)    (2,392)  (3,159)    2,221
                                                                 -------     ------      -------    -------   ------    ------
   Increase (Decrease) In Units Outstanding                      (20,314)    (5,772)     (20,128)   (16,669)  (5,532)    1,644
                                                                 =======     ======      =======    =======   ======    ======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                  (6)        (2)          (9)        --       --        (1)
   Decrease For Surrendered Contracts                               (254)      (101)        (219)        --       --        --
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                        (5)        --           --         --       --        --
                                                                 -------     ------      -------    -------   ------    ------
   Increase (Decrease) In Units Outstanding                         (265)      (103)        (228)        --       --        (1)
                                                                 =======     ======      =======    =======   ======    ======
  CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                 (13)        (6)          (8)         1       (1)       13
   Decrease For Surrendered Contracts                             (2,533)      (866)     (14,301)      (367)    (102)     (532)
   Increase (Decrease) For Transfers - From (To) Other
     Divisions Or The WNL General Account, Net                      (117)        68            5        (11)      82      (614)
                                                                 -------     ------      -------    -------   ------    ------
   Increase (Decrease) In Units Outstanding                       (2,663)      (804)     (14,304)      (377)     (21)   (1,133)
                                                                 =======     ======      =======    =======   ======    ======

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

                                                                                VALIC
                                                                              COMPANY I    VALIC      VALIC      VALIC
                                                                              SCIENCE &  COMPANY II COMPANY II COMPANY II
                                                                              TECHNOLOGY  MID CAP   STRATEGIC  HIGH YIELD
The accumulation units outstanding and analysis of the increase                  FUND    VALUE FUND BOND FUND  BOND FUND
(decrease) in units outstanding as of December 31, 2011.                      ---------- ---------- ---------- ----------
                                                                               DIVISION   DIVISION   DIVISION   DIVISION
                                                                                 144        145        146        147
                                                                              ---------- ---------- ---------- ----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%
   Accumulation Units For Purchase Payments Received                                --         --         --        --
   Decrease For Surrendered Contracts                                               --         --         --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --         --         --        --
                                                                                ------     ------     ------      ----
   Increase (Decrease) In Units Outstanding                                         --         --         --        --
                                                                                ======     ======     ======      ====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.40%                                      --         --        --
   Accumulation Units For Purchase Payments Received                                (5)     2,225        256        (8)
   Decrease For Surrendered Contracts                                           (5,198)    (3,494)    (3,916)     (615)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                          826       (799)       689        (2)
                                                                                ------     ------     ------      ----
   Increase (Decrease) In Units Outstanding                                     (4,377)    (2,068)    (2,971)     (625)
                                                                                ======     ======     ======      ====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%
   Accumulation Units For Purchase Payments Received                                (1)        (1)        (2)       --
   Decrease For Surrendered Contracts                                               --         --         --        --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           --         --         10        --
                                                                                ------     ------     ------      ----
   Increase (Decrease) In Units Outstanding                                         (1)        (1)         8        --
                                                                                ======     ======     ======      ====
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.50%
   Accumulation Units For Purchase Payments Received                                 6         48         (3)       (1)
   Decrease For Surrendered Contracts                                             (272)      (227)       (44)      (43)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The WNL
     General Account, Net                                                           (6)      (410)        91       209
                                                                                ------     ------     ------      ----
   Increase (Decrease) In Units Outstanding                                       (272)      (589)        44       165
                                                                                ======     ======     ======      ====

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2012, follows:

                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
            ------------------------------------------------ -----------------------------------------------
                         UNIT FAIR VALUE        NET           AVERAGE   INVESTMENT  EXPENSE RATIO TOTAL RETURN
            UNITS           LOWEST TO          ASSETS        NET ASSETS   INCOME      LOWEST TO    LOWEST TO
            (000S)           HIGHEST           (000S)          (000S)   RATIO /(1)/ HIGHEST /(2)/ HIGHEST /(3)/
            ------       ---------------          -------    ---------- ----------  ------------- ------------
JP MORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO, DIVISION 1
-----------------------------------------------------------
2012          187            $11.89            $ 2,222        $ 2,369      1.53%        1.15%         16.29%
2011          241             10.22              2,460          2,841      1.28         1.15          -2.99
2010          301             10.54              3,178          3,278      0.95         1.15          12.27
2009          405              9.39              3,800          3,804      2.90         1.15          32.14
2008          663              7.10              4,709          8,481      1.24         1.15         -35.55

JP MORGAN INSURANCE TRUST EQUITY INDEX PORTFOLIO, DIVISION 2
------------------------------------------------------------
2012           51            $11.17            $   567        $   655      1.95%        1.15%         14.25%
2011           70              9.77                689            733      1.74         1.15           0.54
2010           76              9.72                741            724      2.17         1.15          13.09
2009           89              8.60                764            734      2.60         1.15          24.98
2008          140              6.88                960          2,141      2.26         1.15         -37.93

JP MORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO, DIVISION 3
---------------------------------------------------------------
2012          282            $ 8.50            $ 2,401        $ 2,622      0.72%        1.15%         14.96%
2011          368              7.39              2,720          3,177      1.08         1.15           0.68
2010          471              7.34              3,462          3,602      1.04         1.15          14.77
2009          669              6.40              4,280          4,183      0.81         1.15          32.78
2008        1,058              4.82              5,098          9,610      1.06         1.15         -39.92

JP MORGAN INSURANCE TRUST MID CAP VALUE PORTFOLIO, DIVISION 4 AND 10 /(7)/
-------------------------------------------------------------------------
2012           88            $24.50            $ 2,167        $ 2,323      1.08%        1.15%         18.99%
2011          119             20.59              2,441          2,773        --         1.15           0.99
2010          151             20.39              3,079          3,087        --         1.15          22.04
2009          203             16.71              3,399          3,341      2.55         1.15          26.43
2008          328             13.22              4,329          8,042      1.67         1.15         -36.23

JP MORGAN INSURANCE TRUST DIVERSIFIED MID CAP GROWTH PORTFOLIO, DIVISION 5
--------------------------------------------------------------------------
2012           82            $18.30            $ 1,499        $ 1,695      0.00%        1.15%         14.77%
2011          108             15.95              1,728          2,124        --         1.15          -7.23
2010          139             17.19              2,383          2,353        --         1.15          24.19
2009          186             13.84              2,569          2,462        --         1.15          41.39
2008          279              9.79              2,732          5,614        --         1.15         -44.43

JP MORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO, DIVISION 6
----------------------------------------------------------------
2012           26            $20.07            $   520        $   552      0.81%        1.15%         14.79%
2011           33             17.48                574            686      0.91         1.15          -2.65
2010           42             17.96                746            732      1.37         1.15          18.15
2009           54             15.20                826            765      1.58         1.15          34.10
2008           78             11.33                889          1,621      0.61         1.15         -39.52

JP MORGAN INSURANCE TRUST GOVERNMENT BOND PORTFOLIO, DIVISION 7 (CLOSED) /(6)/
-----------------------------------------------------------------------------
2008          673            $16.46            $11,073        $14,762      5.65%        1.15%          8.76%

JP MORGAN INSURANCE TRUST CORE BOND PORTFOLIO, DIVISION 8
---------------------------------------------------------
2012          454            $19.43            $ 8,819        $ 9,368      4.62%        1.15%          4.12%
2011          542             18.66             10,116         10,634      5.67         1.15           6.22
2010          633             17.57             11,119         12,420      4.07         1.15           7.98
2009          852             16.27             13,865         13,023      5.15         1.15           8.39
2008          687             15.01             10,307         13,906      5.98         1.15           0.15

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

               AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
      -------------------------------- ----------------------------------------------------------
              UNIT FAIR VALUE   NET     AVERAGE   INVESTMENT    EXPENSE RATIO       TOTAL RETURN
      UNITS      LOWEST TO     ASSETS  NET ASSETS   INCOME        LOWEST TO          LOWEST TO
      (000S)      HIGHEST      (000S)    (000S)   RATIO /(1)/   HIGHEST /(2)/      HIGHEST /(3)/
      ------ ----------------- ------- ---------- ----------  -----------------  -----------------
JP MORGAN INSTITUTIONAL TRUST BALANCED PORTFOLIO, DIVISION 9 /(8)/
-----------------------------------------------------------------
2009   199   $11.31            $ 2,247  $ 2,274      3.99%          1.15%         23.02%
2008   299     9.19              2,748    4,408      4.00            1.15        -25.18

INVESCO V.I. INTERNATIONAL GROWTH FUND, DIVISION 21
---------------------------------------------------
2012    89   $16.18            $ 1,446  $ 1,515      1.41%          1.15%         14.20%
2011   114    14.17              1,616    1,950      1.64            1.15         -7.81
2010   142    15.37              2,185    2,305      2.17            1.15         11.57
2009   200    13.77              2,758    2,719      1.34            1.15         33.69
2008   320    10.30              3,301    6,276      0.43            1.15        -41.07

INVESCO VAN KAMPEN V.I. CAPITAL GROWTH PORTFOLIO, DIVISION 22 & 136
-------------------------------------------------------------------
2012   274   $11.60 to  $23.87 $ 5,307  $ 5,347      0.00%    1.15%    to  1.50%  12.02% to   12.42%
2011   278    10.32 to   21.29   4,647    5,526        --     1.15     to  1.50   -7.58  to   -7.25
2010   334    11.13 to   23.01   5,933    5,676        --     1.15     to  1.50   18.05  to   18.47
2009   420     9.39 to   19.47   6,092    5,369      0.11     1.15     to  1.50   63.58  to   64.16
2008   596     5.72 to   11.89   5,011    9,852        --     1.15     to  1.50  -49.76  to  -49.58

FRANKLIN SMALL-MID CAP GROWTH SECURITIES, DIVISION 23
-----------------------------------------------------
2012    23   $13.89            $   321  $   384      0.00%          1.15%          9.57%
2011    31    12.67                395      481        --            1.15         -5.92
2010    39    13.47                529      476        --            1.15         26.16
2009    46    10.68                488      446        --            1.15         41.92
2008    64     7.52                482    1,090        --            1.15        -43.16

TEMPLETON DEVELOPING MARKETS SECURITIES FUND, DIVISION 24 & 115
---------------------------------------------------------------
2012    27   $23.18 to  $29.65 $   736  $   813      1.41%    1.15%    to  1.50%  11.46% to   11.86%
2011    34    20.80 to   26.57     815      998      0.97     1.15     to  1.50  -17.12  to  -16.82
2010    41    25.10 to   32.03   1,157    1,166      1.62     1.15     to  1.50   15.83  to   16.23
2009    54    21.67 to   27.63   1,287    1,047      4.86     1.15     to  1.50   70.01  to   70.61
2008    66    12.73 to   16.23     930    1,804     11.28     1.15     to  1.50  -52.26  to  -52.09

OPPENHEIMER HIGH INCOME FUND/VA, DIVISION 25 & 114 /(10)/
--------------------------------------------------------
2011   158   $ 3.69 to  $ 3.77 $593.00  $687.00      9.48%    1.15%    to  1.50%  -3.80% to   -3.46%
2010   191     3.83 to    3.92     745      746      6.19     1.15     to  1.50   13.09  to   13.49
2009   219     3.39 to    3.46     754      728        --     1.15     to  1.50   23.44  to   23.88
2008   303     2.75 to    2.80     842    4,539      8.43     1.15     to  1.50  -78.99  to  -78.92

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
      ------------------------------- ----------------------------------------------------------
              UNIT FAIR VALUE   NET    AVERAGE   INVESTMENT    EXPENSE RATIO       TOTAL RETURN
      UNITS      LOWEST TO     ASSETS NET ASSETS   INCOME        LOWEST TO          LOWEST TO
      (000S)      HIGHEST      (000S)   (000S)   RATIO /(1)/   HIGHEST /(2)/      HIGHEST /(3)/
      ------ ----------------- ------ ---------- ----------  -----------------  -----------------
VALIC COMPANY I MONEY MARKET FUND, DIVISION 26 & 132
----------------------------------------------------
2012   276   $11.26 to  $12.64 $3,406  $ 3,860      0.01%    1.15%    to  1.50%  -1.50% to   -1.14%
2011   345    11.43 to   12.82  4,321    4,820      0.01     1.15     to  1.50   -1.48  to   -1.14
2010   417    11.60 to   13.00  5,269    4,407      0.01     1.15     to  1.50   -1.48  to   -1.13
2009   104    11.78 to   13.18  1,332    1,456      0.31     1.15     to  1.50   -1.20  to   -0.85
2008   110    11.89 to   13.33  1,423    2,160      2.32     1.15     to  1.50    0.69  to    1.05

VAN KAMPEN LIT ENTERPRISE PORTFOLIO, DIVISION 27 (CLOSED) /(6)/
--------------------------------------------------------------
2008    58   $ 5.10            $  294  $   591      1.17%          1.15%        -43.61%

PUTNAM VT GLOBAL EQUITY FUND, DIVISION 29 & 149
-----------------------------------------------
2012     9   $ 7.87 to  $10.90 $   71  $    73      1.59%    1.15%    to  1.50%  18.37% to   18.79%
2011    16     6.65 to    9.18    107      124      1.91     1.15     to  1.50   -6.37  to   -6.04
2010    16     7.10 to    9.77    123      120      1.96     1.15     to  1.50    8.19  to    8.57
2009    18     6.57 to    9.00    127      122        --     1.15     to  1.50   28.03  to   28.48
2008    23     5.13 to    7.00    129      343      3.10     1.15     to  1.50  -46.17  to  -45.98

INVESCO V.I. CORE EQUITY FUND, DIVISION 30 /(5)/
-----------------------------------------------
2012   204   $12.26            $2,502  $ 2,729      0.93%          1.15%         12.57%
2011   268    10.89             2,920    3,474      0.91            1.15         -1.21
2010   346    11.03             3,813    4,060      0.92            1.15          8.30
2009   468    10.18             4,765    4,812      1.62            1.15         26.82
2008   753     8.03             6,043   10,619      1.70            1.15        -30.95

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA , DIVISIONS 31&152
--------------------------------------------------------------
2012    54   $10.15 to  $10.16 $  551  $   377      0.00%    1.15%    to  1.50%   1.51% to    1.58%

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA, DIVISION 111
-------------------------------------------------------------
2012   265   $11.96 to  $13.53 $3,433  $ 3,563      0.95%    1.40%    to  1.50%  15.11% to   15.23%
2011   306    10.39 to   11.75  3,434    3,736      0.88     1.40     to  1.50   -1.51  to   -1.41
2010   360    10.55 to   11.92  4,098    3,973      1.07     1.40     to  1.50   14.37  to   14.48
2009   392     9.22 to   10.42  3,899    3,562      2.04     1.40     to  1.50   26.36  to   26.49
2008   485     7.30 to    8.24  3,806    6,374      1.66     1.40     to  1.50  -39.40  to  -39.33

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, DIVISION 112
------------------------------------------------------
2012   151   $12.84 to  $13.90 $2,087  $ 2,270      0.66%    1.40%    to  1.50%  12.40% to   12.52%
2011   188    11.42 to   12.37  2,299    2,521      0.37     1.40     to  1.50   -2.63  to   -2.53
2010   210    11.72 to   12.70  2,637    2,621      0.18     1.40     to  1.50    7.78  to    7.89
2009   252    10.87 to   11.79  2,929    2,693      0.34     1.40     to  1.50   42.35  to   42.50
2008   317     7.63 to    8.28  2,588    4,737      0.16     1.40     to  1.50  -46.34  to  -46.28

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, DIVISION 113
-------------------------------------------------------
2012    43   $21.39 to  $24.00 $  997  $ 1,032      0.58%    1.40%    to  1.50%  16.21% to   16.33%
2011    51    18.41 to   20.63  1,030    1,080        --     1.40     to  1.50   -3.68  to   -3.58
2010    53    19.11 to   21.40  1,102    1,051        --     1.40     to  1.50   21.56  to   21.68
2009    62    15.72 to   17.58  1,069    1,017      1.04     1.40     to  1.50   35.14  to   35.27
2008    87    11.63 to   13.00  1,104    1,954      0.58     1.40     to  1.50  -38.77  to  -38.70

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

              AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
      ------------------------------- -------------------------------------------------------
              UNIT FAIR VALUE   NET    AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
      UNITS      LOWEST TO     ASSETS NET ASSETS   INCOME      LOWEST TO          LOWEST TO
      (000S)      HIGHEST      (000S)   (000S)   RATIO /(1)/ HIGHEST /(2)/      HIGHEST /(3)/
      ------ ----------------- ------ ---------- ----------  -------------   ------------------
TEMPLETON FOREIGN SECURITIES FUND, DIVISION 116
-----------------------------------------------
2012    30   $14.67 to  $15.62 $  469   $  495      3.01%    1.40% to  1.50%  16.45% to   16.57%
2011    36    12.60 to   13.40    476      555      1.72     1.40  to  1.50  -11.97  to  -11.88
2010    38    14.31 to   15.22    577      568      1.92     1.40  to  1.50    6.78  to    6.89
2009    44    13.40 to   14.24    617      542      3.44     1.40  to  1.50   34.99  to   35.12
2008    51     9.93 to   10.55    535    1,089      2.77     1.40  to  1.50  -41.11  to  -41.05

INVESCO V.I. CAPITAL APPREICATION FUND, DIVISION 117 /(9)/
---------------------------------------------------------
2011   103   $ 8.05 to  $ 9.18 $  907   $1,080      0.14%    1.40% to  1.50%  -9.29% to   -9.20%
2010   127     8.87 to   10.11  1,228    1,231      0.73     1.40  to  1.50   13.76  to   13.87
2009   157     7.80 to    8.88  1,344    1,256      0.62     1.40  to  1.50   19.26  to   19.38
2008   191     6.54 to    7.44  1,373    2,317        --     1.40  to  1.50  -43.36  to  -43.30

INVESCO V.I. DIVERSIFIED INCOME FUND, DIVISION 118
--------------------------------------------------
2012    37   $12.97 to  $13.19 $  482   $  509      4.42%    1.40% to  1.50%   9.04% to    9.16%
2011    51    11.90 to   12.09    604      636      5.08     1.40  to  1.50    5.42  to    5.53
2010    58    11.28 to   11.47    652      648      5.93     1.40  to  1.50    8.40  to    8.51
2009    60    10.41 to   10.57    625      640     10.02     1.40  to  1.50    9.41  to    9.52
2008    74     9.51 to    9.66    702    1,133      6.61     1.40  to  1.50  -17.00  to  -16.91

VALIC COMPANY I STOCK INDEX, DIVISION 133
-----------------------------------------
2012   199   $11.70 to  $21.18 $3,947   $3,960      1.71%    1.40% to  1.50%  13.84% to   13.96%
2011   219    10.28 to   18.59  3,819    4,153      1.58     1.40  to  1.50    0.30  to    0.40
2010   250    10.25 to   18.51  4,367    4,248      1.60     1.40  to  1.50   12.98  to   13.09
2009   290     9.07 to   16.37  4,435    3,923      2.39     1.40  to  1.50   24.27  to   24.39
2008   340     7.30 to   13.16  4,119    6,572      1.97     1.40  to  1.50  -38.15  to  -38.09

VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 134
--------------------------------------------------
2012   189   $ 9.72 to  $15.05 $2,747   $2,842      0.89%    1.40% to  1.50%  11.65% to   11.77%
2011   214     8.70 to   13.47  2,777    3,094      0.74     1.40  to  1.50   -5.78  to   -5.68
2010   237     9.24 to   14.28  3,263    3,300      1.18     1.40  to  1.50   10.58  to   10.69
2009   288     8.35 to   12.90  3,599    3,317      2.37     1.40  to  1.50   19.99  to   20.11
2008   345     6.96 to   10.74  3,582    5,428      1.79     1.40  to  1.50  -37.70  to  -37.64

VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 135
---------------------------------------------------------
2012    71   $ 9.53 to  $12.51 $  869   $  837      2.74%    1.40% to  1.50%  15.27% to   15.39%
2011    79     8.26 to   10.84    840      986      2.70     1.40  to  1.50  -14.40  to  -14.32
2010    86     9.66 to   12.65  1,062    1,073      2.28     1.40  to  1.50    6.84  to    6.95
2009   103     9.04 to   11.83  1,196    1,066      2.67     1.40  to  1.50   27.66  to   27.78
2008   122     7.08 to    9.26  1,106    2,013      2.54     1.40  to  1.50  -44.25  to  -44.19

VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 138
--------------------------------------------------------
2012   144   $16.95 to  $19.20 $2,736   $2,962      2.30%    1.40% to  1.50%   2.15% to    2.25%
2011   186    16.60 to   18.78  3,459    3,646      1.98     1.40  to  1.50    8.14  to    8.25
2010   221    15.35 to   17.35  3,768    4,035      2.87     1.40  to  1.50    2.40  to    2.51
2009   249    14.99 to   16.92  4,152    4,720      3.31     1.40  to  1.50   -5.23  to   -5.13
2008   344    15.81 to   17.84  6,040    6,699      2.01     1.40  to  1.50    8.11  to    8.22

PIMCO ADVISORS VIT OPCAP MANAGED PORTFOLIO, DIVISION 139 /(4)/
-------------------------------------------------------------
2009   428   $10.43 to  $17.18 $7,157   $6,715      2.42%    1.40% to  1.50%  22.83% to   22.96%
2008   496     8.49 to   13.98  6,739    9,759      3.18     1.40  to  1.50  -30.82  to  -30.75

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

              AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
      ------------------------------- -------------------------------------------------------
              UNIT FAIR VALUE   NET    AVERAGE   INVESTMENT   EXPENSE RATIO     TOTAL RETURN
      UNITS      LOWEST TO     ASSETS NET ASSETS   INCOME       LOWEST TO        LOWEST TO
      (000S)      HIGHEST      (000S)   (000S)   RATIO /(1)/  HIGHEST /(2)/    HIGHEST /(3)/
      ------ ----------------- ------ ---------- ----------  --------------  -----------------
JANUS ASPEN PORTFOLIO, DIVISION 141
-----------------------------------
2012    28   $ 7.82 to  $ 7.92 $  222   $  229      0.44%    1.40% to  1.50%  16.50% to   16.62%
2011    32     6.72 to    6.79    216      282      0.42     1.40  to  1.50   -6.95  to   -6.86
2010    49     7.22 to    7.29    356      361      0.36     1.40  to  1.50   12.55  to   12.66
2009    59     6.41 to    6.47    378      351      0.37     1.40  to  1.50   33.98  to   34.11
2008    85     4.79 to    4.83    406      784      0.56     1.40  to  1.50  -40.77  to  -40.71

JANUS ASPEN OVERSEAS PORTFOLIO, DIVISION 142
--------------------------------------------
2012    43   $14.34 to  $14.52 $  617   $  618      0.61%    1.40% to  1.50%  11.48% to   11.59%
2011    47    12.87 to   13.01    611      849      0.38     1.40  to  1.50  -33.35  to  -33.28
2010    52    19.30 to   19.50  1,024      891      0.57     1.40  to  1.50   23.15  to   23.27
2009    44    15.68 to   15.82    702      560      0.41     1.40  to  1.50   76.39  to   76.57
2008    47     8.89 to    8.96    422      850      2.73     1.40  to  1.50  -52.95  to  -52.90

MFS VIT CORE EQUITY SERIES, DIVISION 143
----------------------------------------
2012   108   $ 8.58 to  $ 8.68 $  933   $  901      0.78%    1.40% to  1.50%  14.48% to   14.60%
2011   116     7.49 to    7.58    881      894      0.98     1.40  to  1.50   -2.50  to   -2.40
2010   115     7.68 to    7.76    898      697      1.28     1.40  to  1.50   15.46  to   15.57
2009    32     6.65 to    6.72    220      198      1.80     1.40  to  1.50   30.45  to   30.58
2008    42     5.10 to    5.14    216      421      0.84     1.40  to  1.50  -40.07  to  -40.01

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 144
-------------------------------------------------------
2012    12   $ 5.41 to  $ 5.48 $   65   $   81      0.00%    1.40% to  1.50%  10.45% to   10.57%
2011    24     4.90 to    4.96    120      145        --     1.40  to  1.50   -7.40  to   -7.30
2010    29     5.29 to    5.35    154      154        --     1.40  to  1.50   20.26  to   20.38
2009    35     4.40 to    4.44    157      150      0.10     1.40  to  1.50   63.03  to   63.20
2008    49     2.70 to    2.72    132      317        --     1.40  to  1.50  -46.80  to  -46.75

VALIC COMPANY II MID CAP VALUE FUND, DIVISION 145
-------------------------------------------------
2012   100   $18.81 to  $19.04 $1,904   $1,901      0.40%    1.40% to  1.50%  19.94% to   20.07%
2011   119    15.68 to   15.86  1,888    2,058      0.46     1.40  to  1.50  -10.15  to  -10.06
2010   122    17.45 to   17.63  2,146    1,863      0.72     1.40  to  1.50   20.38  to   20.50
2009   101    14.50 to   14.63  1,474    1,268      1.23     1.40  to  1.50   34.72  to   34.86
2008   116    10.76 to   10.85  1,257    2,006      0.38     1.40  to  1.50  -39.62  to  -39.55

VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 146
--------------------------------------------------
2012    26   $21.76 to  $22.03 $  577   $  611      3.58%    1.40% to  1.50%  10.71% to   10.83%
2011    38    19.66 to   19.88    753      776      5.11     1.40  to  1.50    2.77  to    2.87
2010    41    19.13 to   19.33    789      800      5.11     1.40  to  1.50    9.33  to    9.44
2009    48    17.50 to   17.66    846      731      5.52     1.40  to  1.50   24.11  to   24.24
2008    40    14.10 to   14.21    572      841      6.24     1.40  to  1.50  -15.48  to  -15.40

VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 147
---------------------------------------------------
2012     9   $20.44 to  $20.70 $  188   $  192      5.16%    1.40% to  1.50%  12.04% to   12.16%
2011    10    18.25 to   18.45    187      191      7.07     1.40  to  1.50    2.85  to    2.95
2010    10    17.74 to   17.92    190      209      6.80     1.40  to  1.50   11.82  to   11.93
2009    13    15.87 to   16.01    215      172     10.39     1.40  to  1.50   41.35  to   41.49
2008    10    11.22 to   11.32    114      286      4.81     1.40  to  1.50  -32.33  to  -32.26

                             AG SEPARATE ACCOUNT A
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

             AT DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
      ----------------------------- -------------------------------------------------------
             UNIT FAIR VALUE  NET    AVERAGE   INVESTMENT   EXPENSE RATIO     TOTAL RETURN
      UNITS     LOWEST TO    ASSETS NET ASSETS   INCOME       LOWEST TO        LOWEST TO
      (000S)     HIGHEST     (000S)   (000S)   RATIO /(1)/  HIGHEST /(2)/    HIGHEST /(3)/
      ------ --------------- ------ ---------- ----------  --------------  -----------------
PUTNAM VT DISCOVERY GROWTH FUND, DIVISION 148 (CLOSED) /(6)/
-----------------------------------------------------------
2008    57   $3.84 to  $3.88  $222     $399        --      1.40% to  1.50% -44.15% to  -44.09%

/(1)/These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
/(3)/These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
/(4)/Fund closed on April 3, 2010.
/(5)/The Invesco V.I. Premier Equity Fund was merged with Invesco V.I. Core
     Equity Fund as of May 1, 2006.
/(6)/Fund closed on April 24, 2009.
/(7)/Division 4 merged into Division 10 on April 24, 2009.
/(8)/Fund closed on April 23, 2010.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                 Page
                                                                                                Numbers
                                                                                                -------
Report of Independent Registered Public Accounting Firm                                               1
Consolidated Balance Sheets - December 31, 2012 and 2011                                         2 to 3
Consolidated Statements of Income - Years Ended December 31, 2012, 2011 and 2010                      4
Consolidated Statements of Comprehensive Income - Years Ended December 31, 2012, 2011 and 2010        5
Consolidated Statements of Equity - Years Ended December 31, 2012, 2011 and 2010                      6
Consolidated Statements of Cash Flows - Years Ended December 31, 2012, 2011 and 2010             7 to 8
Notes to Consolidated Financial Statements                                                      9 to 82

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, effective December 31, 2012, the Company merged with several AIG affiliated insurance companies, with the Company being the surviving legal entity.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2013

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                              December 31,
                                                                                         ----------------------
                                                                                           2012       2011
                                                                                         -------- -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                             (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost: 2012 - $92,439; 2011 - $92,072)                                    $104,320   $ 99,585
   Fixed maturity securities, trading, at fair value                                           --        953
   Hybrid securities, at fair value
     (cost: 2012 - $1,326; 2011 - $210)                                                     1,327        186
   Equity securities, available for sale, at fair value
     (cost: 2012 - $54; 2011 - $82)                                                            83        155
   Equity securities, trading, at fair value                                                  562         --
   Mortgage and other loans receivable
     (net of allowance: 2012 - $155; 2011 - $233)                                           8,245      8,418
   Policy loans                                                                             1,587      1,642
   Investment real estate
     (net of accumulated depreciation of: 2012 - $176; 2011 - $166)                           519        328
   Partnerships and other invested assets                                                   6,750      6,736
   Aircraft
     (net of accumulated depreciation and impairment of: 2012 - $1,158; 2011 - $1,056)        984      1,095
   Short-term investments
     (portion measured at fair value: 2012 - $3,193; 2011 - $1,450)                         4,793      3,206
   Derivative assets, at fair value                                                           756        672
                                                                                         --------   --------
Total investments                                                                         129,926    122,976
Cash                                                                                          325        292
Restricted cash                                                                                72         95
Investment in AIG
  (cost: 2012 - $10; 2011 - $10)                                                                4          3
Accrued investment income                                                                   1,117      1,137
Amounts due from related parties                                                              241         91
Reinsurance receivables                                                                     1,758      1,842
Deferred policy acquisition costs and value of business acquired                            4,497      5,095
Deferred sales inducements                                                                    354        555
Income taxes receivable                                                                       438         --
Other assets                                                                                  954        830
Separate account assets, at fair value                                                     27,942     25,103
                                                                                         --------   --------
TOTAL ASSETS                                                                             $167,628   $158,019
                                                                                         ========   ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)


                                                                                           December 31,
                                                                                      -------------------------
                                                                                        2012          2011
                                                                                       --------   -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                      (In Millions, except share
                                                                                               data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits                                                             $ 29,642      $ 28,148
   Policyholder contract deposits                                                       72,925        74,445
   Policy claims and benefits payable                                                      738           821
   Other policyholders' funds                                                            2,007         2,026
   Income taxes payable to parent                                                           --             2
   Deferred income taxes payable                                                         1,706         1,184
   Notes payable - to affiliates, net                                                      142           201
   Notes payable - to third parties, net                                                   158           175
   Amounts due to related parties                                                          135           111
   Securities lending payable                                                            1,466            --
   Derivative liabilities, at fair value                                                   967           717
   Other liabilities                                                                     3,639         2,424
   Separate account liabilities                                                         27,942        25,103
                                                                                       --------     --------
TOTAL LIABILITIES                                                                      141,467       135,357
                                                                                       --------     --------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 13)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding          1             1
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding            6             6
   Additional paid-in capital                                                           25,368        27,250
   Accumulated deficit                                                                  (5,274)       (8,291)
   Accumulated other comprehensive income                                                5,893         3,536
                                                                                       --------     --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                              25,994        22,502
                                                                                       --------     --------
NONCONTROLLING INTERESTS                                                                   167           160
                                                                                       --------     --------
TOTAL EQUITY                                                                            26,161        22,662
                                                                                       --------     --------
TOTAL LIABILITIES AND EQUITY                                                          $167,628      $158,019
                                                                                       ========     ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                              Years ended December 31,
                                                                                        -----------------------------------
                                                                                          2012       2011          2010
                                                                                        -------  ------------- -------------
                                                                                                 (as adjusted, (as adjusted,
                                                                                                  see Note 1)   see Note 1)
                                                                                                   (In Millions)
REVENUES:
   Premiums and other considerations                                                    $ 1,616     $ 1,615       $ 1,632
   Net investment income                                                                  7,001       6,440         7,213
   Net realized investment gains (losses):
       Total other-than-temporary impairments on available for sale securities             (127)       (434)         (615)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in accumulated other comprehensive income          (170)        (32)         (145)
                                                                                        -------     -------       -------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income                                                          (297)       (466)         (760)
       Other realized investment gains                                                      844         248           356
                                                                                        -------     -------       -------
          Total net realized investment gains (losses)                                      547        (218)         (404)
   Insurance charges                                                                      1,334       1,365         1,416
   Other income:
       Variable annuity fees                                                                629         517           471
       Commissions                                                                          540         507           450
       Investment advisory fees                                                             316         297           259
       Rental income from aircraft operating leases                                         192         197           196
       Other                                                                                633         452           483
                                                                                        -------     -------       -------
TOTAL REVENUES                                                                           12,808      11,172        11,716
                                                                                        -------     -------       -------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                  4,247       3,875         3,507
   Interest credited on policyholder contract deposits                                    2,820       2,575         2,697
   Amortization of deferred policy acquisition costs and value of business acquired         665         982           992
   Amortization of deferred sales inducements                                               114         205           179
   General and administrative expenses, net of deferrals                                  1,666       1,528         1,579
   Commissions, net of deferrals                                                            894         758           699
                                                                                        -------     -------       -------
TOTAL BENEFITS AND EXPENSES                                                              10,406       9,923         9,653
                                                                                        -------     -------       -------
INCOME BEFORE INCOME TAX BENEFIT                                                          2,402       1,249         2,063
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                   29        (170)          (15)
   Deferred                                                                                (651)       (543)       (1,115)
                                                                                        -------     -------       -------
TOTAL INCOME TAX BENEFIT                                                                   (622)       (713)       (1,130)
                                                                                        -------     -------       -------
NET INCOME                                                                                3,024       1,962         3,193
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                              7         (35)            7
                                                                                        -------     -------       -------
NET INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                              $ 3,017     $ 1,997       $ 3,186
                                                                                        =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                           Years ended December 31,
                                                                                     -----------------------------------
                                                                                       2012       2011          2010
                                                                                     -------  ------------- -------------
                                                                                              (as adjusted, (as adjusted,
                                                                                               see Note 1)   see Note 1)
                                                                                                (In Millions)
NET INCOME                                                                           $ 3,024     $ 1,962       $ 3,193
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of reclassification
     adjustments                                                                       1,452         325         1,267
   Deferred income tax expense on above changes                                         (545)       (111)         (447)
   Net unrealized gains on all other invested assets arising during the current
     period - net of reclassification adjustments                                      3,143       3,087         3,012
   Deferred income tax expense on above changes                                       (1,015)     (1,104)       (1,096)
   Adjustment to deferred policy acquisition costs, value of business acquired and
     deferred sales inducements                                                         (716)       (385)         (615)
   Deferred income tax benefit on above changes                                          257         134           216
   Insurance loss recognition                                                           (336)     (1,478)         (234)
   Deferred income tax benefit on above changes                                          119         519            81
   Foreign currency translation adjustments                                               (3)          3             7
   Deferred income tax (expense) benefit on above changes                                  1          (1)           (3)
                                                                                     -------     -------       -------
OTHER COMPREHENSIVE INCOME                                                             2,357         989         2,188
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME                                                                   5,381       2,951         5,381
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                       7         (35)            7
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                 $ 5,374     $ 2,986       $ 5,374
                                                                                     =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY

                                                                              Years ended December 31,
                                                                        -----------------------------------
                                                                          2012       2011          2010
                                                                        -------  ------------- -------------
                                                                                 (as adjusted, (as adjusted,
                                                                                  see Note 1)   see Note 1)
                                                                                   (In Millions)
PREFERRED STOCK:
   Balance at beginning and end of year                                 $     1    $      1      $      1
COMMON STOCK:
   Balance at beginning and end of year                                       6           6             6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                          27,250      29,026        29,170
       Capital contributions from Parent (see Note 14)                       --          16             6
       Return of capital                                                 (1,882)     (1,792)         (150)
                                                                        -------    --------      --------
   Balance at end of year                                                25,368      27,250        29,026
                                                                        -------    --------      --------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                          (8,291)    (10,290)      (12,533)
       Cumulative effect of accounting change, net of tax                    --          --          (943)
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                 (8,291)    (10,290)      (13,476)
       Net income attributable to AGL                                     3,017       1,997         3,186
       Other                                                                 --           2            --
                                                                        -------    --------      --------
   Balance at end of year                                                (5,274)     (8,291)      (10,290)
                                                                        -------    --------      --------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                           3,536       2,547           338
       Cumulative effect of accounting change, net of tax                    --          --            21
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                  3,536       2,547           359
       Other comprehensive income                                         2,357         989         2,188
                                                                        -------    --------      --------
   Balance at end of year                                                 5,893       3,536         2,547
                                                                        -------    --------      --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY               25,994      22,502        21,290
                                                                        -------    --------      --------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                             160         195           188
       Net income (loss) attributable to noncontrolling interests             7         (35)            7
                                                                        -------    --------      --------
   Balance at end of year                                                   167         160           195
                                                                        -------    --------      --------
TOTAL EQUITY                                                            $26,161    $ 22,662      $ 21,485
                                                                        =======    ========      ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                         Years ended December 31,
                                                                                   ------------------------------------
                                                                                     2012        2011          2010
                                                                                   --------  ------------- -------------
                                                                                             (as adjusted, (as adjusted,
                                                                                              see Note 1)   see Note 1)
                                                                                               (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $  3,024    $  1,962      $  3,193
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                                   2,820       2,575         2,697
Fees charged for policyholder contract deposits                                      (1,137)     (1,191)       (1,140)
Amortization of deferred policy acquisition costs and value of business acquired        665         982           992
Amortization of deferred sales inducements                                              114         205           179
Net realized investment (gains) losses                                                 (547)        218           404
Foreign exchange transaction (gains) losses                                              (1)         --            --
Equity in income of partnerships and other invested assets                             (314)       (201)         (316)
Depreciation and amortization                                                            31          39            43
Flight equipment depreciation                                                           102         110           121
Amortization (accretion) of net premium/discount on investments                        (774)       (638)         (828)
Provision for deferred income taxes                                                    (651)       (581)       (1,551)
Unrealized (gains) losses in earnings - net                                             102          (4)         (349)
Capitalized interest                                                                    (36)       (138)         (162)
CHANGE IN:
   Trading securities, at fair value                                                     --           2            --
   Accrued investment income                                                             20         (83)          (32)
   Amounts due to/from related parties                                                 (126)        220             2
   Reinsurance receivables                                                               84          64            69
   Deferral of deferred policy acquisition costs and value of business acquired        (604)       (679)         (537)
   Deferral of sales inducements                                                         (5)        (10)           (9)
   Income taxes currently receivable/payable                                           (449)       (155)          855
   Other assets                                                                         (71)         13          (176)
   Future policy benefits                                                               922         865           346
   Other policyholders' funds                                                           (19)        (56)          (74)
   Other liabilities                                                                    266          (8)          514
Other, net                                                                              152         (82)          135
                                                                                   --------    --------      --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                      3,568       3,429         4,376
                                                                                   --------    --------      --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities, available for sale                                    (18,902)    (28,181)      (26,248)
   Equity securities                                                                   (562)        (17)          (28)
   Mortgage and other loans                                                            (961)     (1,224)         (831)
   Flight equipment                                                                     (11)        (14)           (9)
   Acquired businesses, net                                                             (48)         --            --
   Other investments, excluding short-term investments                               (4,215)     (1,469)       (1,498)
Sales of:
   Fixed maturity securities, available for sale                                     15,386      10,505        19,160
   Equity securities                                                                     36         133           130
   Mortgage and other loans                                                             397          --           200
   Flight equipment                                                                       7         102            --
   Divested businesses, net                                                              35          --            --
   Other investments, excluding short-term investments                                2,167       2,067         1,304
Redemptions and maturities of:
   Fixed maturity securities, available for sale                                      6,043       7,677         6,390
   Mortgage and other loans                                                             875         572         1,137
   Other investments, excluding short-term investments                                  598         274           313
Purchases of property, equipment and software                                           (24)        (24)          (23)
Sales of property, equipment and software                                                 1           1            --
Change in restricted cash                                                                23           4           (22)
Change in short-term investments                                                     (1,587)      8,879        (2,816)
                                                                                   --------    --------      --------
       NET CASH USED IN INVESTING ACTIVITIES                                       $   (742)   $   (715)     $ (2,841)
                                                                                   --------    --------      --------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)


                                                                    Years ended December 31,
                                                              -----------------------------------
                                                                2012       2011          2010
                                                              -------  ------------- -------------
                                                                       (as adjusted, (as adjusted,
                                                                        see Note 1)   see Note 1)
                                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                 $ 5,011     $ 8,243       $ 5,909
Policyholder account withdrawals                               (4,830)     (5,798)       (4,694)
Net exchanges to/(from) separate accounts                        (756)       (361)         (211)
Claims and annuity payments                                    (2,572)     (2,723)       (2,259)
Proceeds from repurchase agreements                               857          --            --
Repayment of notes payable                                       (202)       (159)         (232)
Federal Home Loan Bank borrowings                                  60          --            --
Security deposits on flight equipment                             (12)        (11)           39
Change in securities lending payable                            1,466          --            --
Cash overdrafts                                                    67          28            68
Return of capital                                              (1,882)     (1,792)         (150)
                                                              -------     -------       -------
   NET CASH USED IN FINANCING ACTIVITIES                       (2,793)     (2,573)       (1,530)
                                                              -------     -------       -------
INCREASE IN CASH                                                   33         141             5
CASH AT BEGINNING OF PERIOD                                       292         151           146
                                                              -------     -------       -------
CASH AT END OF PERIOD                                         $   325     $   292       $   151
                                                              =======     =======       =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                             $   132     $   201       $   164
Interest (received) paid                                      $    25     $   (11)      $  (157)
Non-cash activity:
Sales inducements credited to policyholder contract deposits  $    66     $   110       $   108
Other various non-cash contributions                          $    --     $    15       $     3

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly-owned subsidiaries, is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a leading provider of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider of fixed deferred annuities to bank customers. Primary products include term life insurance, universal and whole life insurance, accident and health insurance, fixed and variable annuities, indexed deferred annuities, fixed payout annuities, private placement variable annuities, structured settlement contracts, terminal funding annuities, immediate annuities, corporate-owned life insurance, bank-owned life insurance, guaranteed investment contracts ("GICs") and group benefits. The Company distributes its products through Matrix Direct and various independent marketing organizations, independent and career insurance agents, financial institutions, structured settlement brokers and benefit consultants. The Company, through its subsidiaries Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), SunAmerica Asset Management Corp. ("SAAMCo") and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies.

SAAMCo and its wholly owned distributor, SunAmerica Capital Services, Inc. ("SACS"), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. ("SFS"), represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

On December 31, 2012, the Company merged with several other insurance companies within AIG's Life and Retirement segment, with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. The merged companies, American General Life Insurance Company of Delaware ("AGLD"), American General Assurance Company ("AGAC"), American General Life and Accident ("AGLA"), Western National Life Insurance Company ("WNL"), SunAmerica Annuity and Life Assurance Company ("SAAL") and SunAmerica Life Insurance Company ("SALIC") were also indirect, wholly-owned subsidiaries of AIG. Also on December 31, 2012, the ownership of The Variable Annuity Life Insurance Company ("VALIC") was transferred from AGL to AGC Life. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results and cash flows of AGLD, AGAC, AGLA, WNL, SAAL and SALIC and exclude VALIC for all periods presented.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


On November 30, 2012, AIG, as the ultimate parent, finalized a stock purchase agreement with a third party and sold all of the common stock of American General Property Insurance Company ("AGPIC"), a subsidiary of AGLA, and American General Indemnity Company ("AGIC"), a subsidiary of AGAC, for approximately $35 million cash. The operating results of AGPIC and AGIC are included in the statements of income through the date of the sale.

On November 30, 2012, AIG Advisor Group Inc., an indirect, wholly-owned subsidiary of SALIC, acquired Woodbury Financial Services from the Hartford Financial Services Group Inc. Woodbury Financial Services is a leading independent broker-dealer. The purchase price was approximately $48 million.

Effective December 31, 2011, American General Life Companies ("AGLC"), a subsidiary of AGL, merged with AGL, the surviving entity. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements were not impacted by this transaction as AGLC was previously consolidated with AGL prior to this merger.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  policyholder contract deposits;

    . recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    . income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets; and

    .  fair value measurement of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2012, the Company recorded the effect of out of period adjustments which decreased pre-tax income by $109 million. The out of period adjustments are primarily related to certain GIC contracts being incorrectly set up at issuance in the Company's administration system. The Company also recorded the net effect of an out of period adjustment which decreased equity by $30 million. The out of period adjustment was related to an update in the methodology which the company uses to calculate the shadow DAC amortization on a certain block of business. As a result of this correction, shadow DAC was previously understated by $46 million. The Company has evaluated these corrections taking into account both qualitative and quantitative factors and considered the impact of these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

corrections to 2012 as well as the materiality to the prior periods in which they originated. Management believes these corrections are not material to the accompanying 2012 financial statements.

Consolidation of Variable Interest Entities

The consolidated financial statements include the accounts of AGL, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and VIEs in which we are the primary beneficiary. Equity investments in corporate entities that we do not consolidate, but in which we hold 20 percent to 50 percent of the voting rights and investments in partnership and partnership-like entities for which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003. In 2004, the Company purchased
80.1 percent of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware statutory trust established on November 21, 2003. See Notes 6 and 16.

The business of Castle 1 Trust, Castle 2 Trust and their wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust and Castle 2 Trust have been included in these consolidated financial statements.

The Company also consolidates its investment in various limited partnerships.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life, fixed and variable annuities, equity-indexed annuities, single premium immediate annuities, structured settlements, terminal funding annuities, and GICs. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, accident and health and credit insurance policies. These contracts provide insurance protection for a fixed period of short-duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2012 or 2011.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income, net of deferred taxes and an adjustment to DAC and deferred sales inducements, in shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired ("PCI") securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's previous economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Impairment Policy

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income).

When estimating future cash flows for a structured fixed maturity security (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and the timing of such defaults;

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    .  Loss severity and the timing of any recovery; and

    .  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income. Non-refundable loan origination fees and certain incremental direct origination

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

The Company does not currently hold any loans classified as held for sale.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a three percent interest (five percent in 2011) are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income. With respect to partnerships in which AIG holds in the aggregate a three percent or greater interest or less than three percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other invested assets include the Company's carrying value of its ownership in the Federal Home Loan Bank ("FHLB") of Dallas and mutual funds. Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

Aircraft

Aircraft owned by Castle 1 Trust and Castle 2 Trust are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company issues or has issued certain variable annuity products that offer optional guaranteed living benefits which are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

See Note 5 for further discussion of embedded derivatives.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The fair value of the bifurcated embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives, with the exception of those which hedge the Company's GIC liabilities, are reported as part of net realized investment gains and losses in the consolidated statements of income. The change in fair value of derivatives which hedge the GIC liabilities are reported in policyholder benefits.

See Notes 3 and 5 for additional disclosures.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CASH

Cash represents cash on hand and non-interest bearing demand deposits.

RESTRICTED CASH

Castle 1 Trust and Castle 2 Trust maintain various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash primarily consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds. Restricted cash also includes cash which is segregated under provisions of the Securities Exchange Act of 1934 and represents estimated breakpoint refund reserves.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses.

DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. For long-duration traditional business, if such reinvestment would not be sufficient to recover DAC, and meet policyholder obligations, an adjustment to DAC and additional future policy benefits for those products is recorded using best estimates that incorporate a review of assumptions regarding mortality, morbidity, persistency, maintenance expenses and investment returns. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income.

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life and investment-oriented products, VOBA is amortized in relation to the EGPs for each period. Similar to DAC, VOBA is adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported with the same financial statement line items.

With respect to the variable annuity contracts, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

With respect to the Company's variable universal life policies and variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is
8.3 percent and 7.5 percent, respectively.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policyholders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues or has issued variable annuities and variable universal life contracts, for which the investment risk lies solely with the policyholder, except with respect to amounts invested in the fixed-rate account option and minimum guarantees made by the Company with respect to certain policies. The assets supporting the variable portion of variable annuities and variable universal life contracts are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheets. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the consolidated statements of income.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts and are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the policyholder's beneficiary will receive the greater of (i) the policyholder's account value, or (ii) a guaranteed

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

minimum benefit that varies by product and type of benefit elected by the policyholder. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed policyholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to policyholder benefits in the consolidated statements of income if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional disclosure.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life insurance and annuity products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum account value ("GMAV"), accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gains (losses) in the consolidated statements of income.

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the policyholder at time of contract issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or better than expected longevity could result in higher GMWB benefits being higher than the underlying policyholder account balance and the risk that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of policyholder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives incorporates an additional spread to the swap curve used to value those embedded policy derivatives.

Equity-indexed annuities and equity-indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience-rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized as revenue when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in policyholder benefits in the consolidated statements of income.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums within future policy benefits in the consolidated balance sheets. The Company estimates and accrues group premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income from common and preferred stock and distributions from other investments.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value and investments for which the fair value option has been elected.

    . Earnings from private equity funds and hedge funds investments accounted for under the equity method.

    .  Interest income on mortgage, policy and other loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected), real estate, investments in private equity funds and hedge funds and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected) and other invested assets for other-than-temporary impairments.

    . Changes in fair value of derivative assets and liabilities, except for those instruments that are designated as economic hedges of financial instruments for which the fair value option has been elected.

    .  Exchange gains and losses resulting from foreign currency transactions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


INSURANCE CHARGES AND OTHER

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the consolidated statements of income. As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees and asset management fees are recorded as income in other revenue when earned.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the Financial Accounting Standards Board ("FASB") issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired.

The standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. While early adoption was permitted, the Company adopted the standard on its required effective date of January 1, 2013. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In February 2013, the FASB issued guidance that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement.

The standard is effective for fiscal years and interim periods beginning on or after January 1, 2013, and will be applied retrospectively to all comparative periods presented. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Comprehensive Income

In February 2013, the FASB issued guidance on the presentation requirements for items reclassified out of accumulated other comprehensive income. Companies will be required to disclose the effect of significant items reclassified out of accumulated other comprehensive income on the respective line items of net income or provide a cross-reference to other disclosures currently required under GAAP for relevant items.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for annual and interim reporting periods beginning after December 15, 2012. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2012:

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The Company adopted the standard retrospectively on January 1, 2012.

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

The method the Company uses to amortize DAC did not change as a result of the adoption of the standard.

The adoption of the standard resulted in an increase to beginning of period accumulated deficit for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. Accordingly, the Company revised its historical financial statements and accompanying notes in the financial statements for the changes in DAC and associated changes in acquisitions expenses and income taxes.

The following table presents amounts as of December 31, 2011 as if the Company had previously reported merged financial statements, to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated balance sheet.

                                                                     As Previously Effect of As Currently
                                                                       Reported     Change     Reported
DECEMBER 31, 2011                                                    ------------- --------- ------------
                                                                                (in Millions)
Balance Sheet:
   Deferred policy acquisition cost and value of business acquired     $  6,298     $(1,203)   $  5,095
   Deferred sales inducements                                               516          39         555
   Income tax receivable                                                   (280)        280          --
   Total assets                                                         158,903        (884)    158,019
   Deferred income tax payable                                            1,311        (127)      1,184
   Total liabilites                                                     135,484        (127)    135,357
   Accumulated deficit                                                   (7,345)       (946)     (8,291)
   Accumulated other comprehensive income                                 3,347         189       3,536
   Total AGL shareholder's equity                                        23,259        (757)     22,502
   Total equity                                                          23,419        (757)     22,662
   Total laibilities and equity                                         158,903        (884)    158,019

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present amounts for the years ended December 31, 2011 and 2010 as if the Company had previously reported merged financial statements to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated statements of income and consolidated statements of cash flows.

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $1,234       $(252)     $  982
   Amortization of deferred sales inducements                             183          22         205
   General and administrative expenses, net of deferrals                1,310         218       1,528
   Commissions, net of deferrals                                          731          27         758
   Total benefits and expenses                                          9,908          15       9,923
   Income before income tax benefit                                     1,264         (15)      1,249
   Income tax benefit                                                    (709)         (4)       (713)
   Net income                                                           1,973         (11)      1,962
   Net income attributable to AGL                                       2,008         (11)      1,997

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $ 1,231      $(239)    $   992
   Amortization of deferred sales inducements                              177          2         179
   General and administrative expenses, net of deferrals                 1,393        186       1,579
   Commissions, net of deferrals                                           670         29         699
   Total benefits and expenses                                           9,675        (22)      9,653
   Income before income tax benefit                                      2,041         22       2,063
   Income tax benefit                                                   (1,136)         6      (1,130)
   Net income                                                            3,177         16       3,193
   Net income attributable to AGL                                        3,170         16       3,186

Adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by operating activities.

                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $1,973       $ (11)     $1,962
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                       1,234        (252)        982
   Amortization of deferred sales inducements                                  183          22         205
   Provision for deferred income taxes                                        (577)         (4)       (581)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                 (924)        245        (679)
   Income taxes currently receivable/payable                                  (161)          6        (155)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $ 3,177      $  16     $ 3,193
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                        1,231       (239)        992
   Amortization of deferred sales inducements                                   177          2         179
   Provision for deferred income taxes                                       (1,557)         6      (1,551)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                  (752)       215        (537)
   Income taxes currently receivable/payable                                    848          7         855

Reconsideration of Effective Control for Secured Borrowings

In April 2011, the FASB issued an accounting standard that amends the criteria used to determine effective control for repurchase agreements and other similar agreements such as securities lending transactions. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings (i.e., financings) instead of sales of the securities.

The standard removes from the assessment of effective control the requirement that the transferor have the ability to repurchase or redeem the financial assets on substantially agreed terms, even in the event of default by the transferee. The removal of this requirement makes the level of collateral received by the transferor in a repurchase agreement or similar agreement irrelevant in determining whether the transaction should be accounted for as a sale. Consequently, more repurchase agreements, securities lending transactions and similar arrangements will be accounted for as secured borrowings.

The guidance in the standard was required to be applied prospectively to transactions or modifications that occur on or after January 1, 2012. There are no repurchase agreements that continue to be accounted for as sales as of December 31, 2012.

Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. The measurement and disclosure requirements under GAAP and IFRS are now generally consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value measurement and disclosure guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. The guidance clarifies existing guidance on the application of fair value measurements, changes certain principles or requirements for measuring fair value, and requires significant additional disclosures for Level 3 valuation inputs. The new disclosure requirements were applied prospectively. The standard became effective for the Company beginning January 1, 2012. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The standard became

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effective beginning January 1, 2012 with retrospective application required. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011. See Note 3.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.
See Note 4.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of VIEs

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

    . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

    . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

    . The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

    . Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market--observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types,

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income and comprehensive income by changes in separate account liabilities, which are not carried at fair value.

Derivative Assets and Liabilities

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment also reflects a market participant's view of the Company's claims-paying ability and incorporates an additional spread to the swap curve used to value embedded policy derivatives.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the levels of the inputs used:

                                                                              Counterparty      Cash
At December 31, 2012                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b) Total Fair Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------------
                                                                                 (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   515 $    --    $  --         $  --          $    515
   Foreign government                                       7   2,545      --       --            --             2,552
   States, territories & political subdivisions            --   1,621     633       --            --             2,254
   Corporate debt                                          --  74,506   1,240       --            --            75,746
   RMBS                                                    --   9,972   4,957       --            --            14,929
   CMBS                                                    --   1,720   2,205       --            --             3,925
   CDO/ABS                                                 --   1,745   2,654       --            --             4,399
                                                     -------- ------- -------    -----         -----          --------
Total fixed maturity securities, available for sale         7  92,624  11,689       --            --           104,320
                                                     -------- ------- -------    -----         -----          --------
Hybrid securities:
   U.S. government obligations                             48     858      --       --            --               906
   RMBS                                                    --     117     127       --            --               244
   CMBS                                                    --      15      41       --            --                56
   CDO/ABS                                                 --       8     113       --            --               121
                                                     -------- ------- -------    -----         -----          --------
Total hybrid securities                                    48     998     281       --            --             1,327
                                                     -------- ------- -------    -----         -----          --------
Equity securities, available for sale:
   Common stocks                                           17      --       9       --            --                26
   Preferred stocks                                        --      31      26       --            --                57
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, available for sale                17      31      35       --            --                83
                                                     -------- ------- -------    -----         -----          --------
Equity securities, trading:
   Common stocks                                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, trading                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Partnerships and other invested assets (c)                  1     404   1,905       --            --             2,310
Short-term investments (d)                                 90   3,103      --       --            --             3,193
Derivative assets:
   Interest rate contracts                                  1   1,283      --       --            --             1,284
   Foreign exchange contracts                              --      16      --       --            --                16
   Equity contracts                                        64      32      21       --            --               117
   Other contracts                                         --      --       2       --            --                 2
   Counterparty netting and cash collateral                --      --      --     (230)         (433)             (663)
                                                     -------- ------- -------    -----         -----          --------
Total derivative assets                                    65   1,331      23     (230)         (433)              756
                                                     -------- ------- -------    -----         -----          --------
Separate account assets                                26,642   1,300      --       --            --            27,942
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $ 27,432 $99,791 $13,933    $(230)        $(433)         $140,493
                                                     ======== ======= =======    =====         =====          ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    76 $ 1,040    $  --         $  --          $  1,116
Derivative liabilities:
   Interest rate contracts                                 --   1,144       2       --            --             1,146
   Foreign exchange contracts                              --      43      --       --            --                43
   Counterparty netting and cash collateral                --      --      --     (230)            8              (222)
                                                     -------- ------- -------    -----         -----          --------
Total derivative liabilities                               --   1,187       2     (230)            8               967
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $     -- $ 1,263 $ 1,042    $(230)        $   8          $  2,083
                                                     ======== ======= =======    =====         =====          ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                              Counterparty      Cash      Total Fair
At December 31, 2011                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b)   Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------
                                                                        (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   547 $    --    $  --         $  --       $    547
   Foreign government                                      --   1,900      --       --            --          1,900
   States, territories & political subdivisions            --   1,201     482       --            --          1,683
   Corporate debt                                          --  72,596     978       --            --         73,574
   RMBS                                                    --   8,940   5,939       --            --         14,879
   CMBS                                                    --   1,699   1,900       --            --          3,599
   CDO/ABS                                                 --   1,452   1,951       --            --          3,403
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, available for sale        --  88,335  11,250       --            --         99,585
                                                     -------- ------- -------    -----         -----       --------
Fixed maturity securities, trading:
   CDO/ABS                                                 --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, trading                   --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Hybrid securities:
   RMBS                                                    --      20     138       --            --            158
   CMBS                                                    --       8      --       --            --              8
   CDO/ABS                                                 --       7      13       --            --             20
                                                     -------- ------- -------    -----         -----       --------
Total hybrid securities                                    --      35     151       --            --            186
                                                     -------- ------- -------    -----         -----       --------
Equity securities, available for sale:
   Common stocks                                           18       4      36       --            --             58
   Preferred stocks                                        --      37      60       --            --             97
                                                     -------- ------- -------    -----         -----       --------
Total equity securities, available for sale                18      41      96       --            --            155
                                                     -------- ------- -------    -----         -----       --------
Partnerships and other invested assets (c)                  1     364   2,398       --            --          2,763
Short-term investments (d)                                146   1,304      --       --            --          1,450
Derivative assets:
   Interest rate contracts                                 --     159      --       --            --            159
   Foreign exchange contracts                              --   1,068      --       --            --          1,068
   Equity contracts                                        85      76       9       --            --            170
   Counterparty netting and cash collateral                --      --      --     (284)         (441)          (725)
                                                     -------- ------- -------    -----         -----       --------
Total derivative assets                                    85   1,303       9     (284)         (441)           672
                                                     -------- ------- -------    -----         -----       --------
Separate account assets                                23,732   1,371      --       --            --         25,103
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $ 23,982 $92,753 $14,857    $(284)        $(441)      $130,867
                                                     ======== ======= =======    =====         =====       ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    -- $   800    $  --         $  --       $    800
Derivative liabilities:
   Interest rate contracts                                 --     433      10       --            --            443
   Foreign exchange contracts                              --     698      --       --            --            698
   Counterparty netting and cash collateral                --      --      --     (284)         (140)          (424)
                                                     -------- ------- -------    -----         -----       --------
Total derivative liabilities                               --   1,131      10     (284)         (140)           717
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $     -- $ 1,131 $   810    $(284)        $(140)      $  1,517
                                                     ======== ======= =======    =====         =====       ========

(a)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)Represents cash collateral posted and received.
(c)Amounts presented for partnerships and other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(d)Amounts exclude short-term investments that are carried at cost, which approximate fair value of $1.6 billion and $1.8 billion at December 31, 2012 and 2011, respectively.
(e)Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, Level 3 assets were 8.3 percent and 9.4 percent of total assets, respectively, and Level 3 liabilities were 0.7 percent and 0.6 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2012 and 2011 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income during 2012 and 2011 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2012 and 2011:





                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2012             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions             $   482         $  40          $   (4)         $   153          $   41          $   (79)
   Corporate debt                 978           (10)             63              (42)            796             (545)
   RMBS                         5,939           174             944             (514)            297           (1,883)
   CMBS                         1,900            36             275               45              34              (85)
   CDO/ABS                      1,951           120              89              679             367             (552)
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, available for
  sale                         11,250           360           1,367              321           1,535           (3,144)
                              -------         -----          ------          -------          ------          -------
Fixed maturity securities,
  trading:
   CDO/ABS                        953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, trading             953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Hybrid securities:
   RMBS                           138            35              --              (44)             --               (2)
   CMBS                            --             3              --               38              --               --
   CDO/ABS                         13            62              --               38              --               --
                              -------         -----          ------          -------          ------          -------
Total hybrid securities           151           100              --               32              --               (2)
                              -------         -----          ------          -------          ------          -------
Equity securities,
  available for sale:
   Common stocks                   36            15             (24)             (23)              5               --
   Preferred stocks                60             9             (25)             (17)              1               (2)
                              -------         -----          ------          -------          ------          -------
Total equity securities,
  available for sale               96            24             (49)             (40)              6               (2)
                              -------         -----          ------          -------          ------          -------
Partnerships and other
  invested assets               2,398           (26)            113             (125)            416             (871)
Derivative assets
   Equity contracts                 9             2              --                5               5               --
   Other contracts                 --            --              --                2              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative assets             9             2              --                7               5               --
                              -------         -----          ------          -------          ------          -------
       Total                  $14,857         $ 635          $1,431          $  (933)         $1,962          $(4,019)
                              -------         -----          ------          -------          ------          -------
LIABILITIES:
Policyholder contract
  deposits                    $  (800)        $(181)         $  (72)         $    13          $   --          $    --
Derivative liabilities, net
   Interest rate
     contracts                    (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative
  liabilities, net                (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
       Total                  $  (810)        $(173)         $  (72)         $    13          $   --          $    --
                              -------         -----          ------          -------          ------          -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2012                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions                 $   633           $ --
   Corporate debt                   1,240             --
   RMBS                             4,957             --
   CMBS                             2,205             --
   CDO/ABS                          2,654             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,689             --
                                  -------           ----
Fixed maturity securities,
  trading:
   CDO/ABS                             --             --
                                  -------           ----
Total fixed maturity
  securities, trading                  --             --
                                  -------           ----
Hybrid securities:
   RMBS                               127             31
   CMBS                                41              4
   CDO/ABS                            113              1
                                  -------           ----
Total hybrid securities               281             36
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                        9             --
   Preferred stocks                    26             --
                                  -------           ----
Total equity securities,
  available for sale                   35             --
                                  -------           ----
Partnerships and other
  invested assets                   1,905             --
Derivative assets
   Equity contracts                    21             --
   Other contracts                      2             --
                                  -------           ----
Total derivative assets                23             --
                                  -------           ----
       Total                      $13,933           $ 36
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $(1,040)          $196
Derivative liabilities, net
   Interest rate
     contracts                         (2)            --
                                  -------           ----
Total derivative
  liabilities, net                     (2)            --
                                  -------           ----
       Total                      $(1,042)          $196
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)






                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2011             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government         $    --         $  --           $  --          $    1           $    --         $    (1)
   States, territories &
     political
     subdivisions                 289            --              75             179                --             (61)
   Corporate debt               1,411             7             (52)             79             1,360          (1,827)
   RMBS                         3,831           (45)            269           1,402               498             (16)
   CMBS                         1,722             1              92              71                51             (37)
   CDO/ABS                      2,007            22              90            (256)              508            (420)
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, available for
  sale                          9,260           (15)            474           1,476             2,417          (2,362)
                              -------         -----           -----          ------           -------         -------
Fixed maturity securities,
  trading:
   Corporate debt                  --            --              --              (2)                2              --
   CDO/ABS                        922            31              --              --                --              --
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, trading             922            31              --              (2)                2              --
                              -------         -----           -----          ------           -------         -------
Hybrid securities:
   RMBS                            --           (15)             --             153                --              --
   CDO/ABS                         --            --              --              20                --              (7)
                              -------         -----           -----          ------           -------         -------
Total hybrid securities            --           (15)             --             173                --              (7)
                              -------         -----           -----          ------           -------         -------
Equity securities,
  available for sale:
   Common stocks                   49            23              (6)            (33)                8              (5)
   Preferred stocks                31            (1)             27              --                 3              --
                              -------         -----           -----          ------           -------         -------
Total equity securities,
  available for sale               80            22              21             (33)               11              (5)
                              -------         -----           -----          ------           -------         -------
Partnerships and other
  invested assets               2,576           (13)             78            (154)                3             (92)
Derivative assets
   Interest rate
     contracts                      1           (11)             --              10                --              --
   Equity contracts                22            (3)             --               5                --             (15)
                              -------         -----           -----          ------           -------         -------
Total derivative assets            23           (14)             --              15                --             (15)
                              -------         -----           -----          ------           -------         -------
       Total                  $12,861         $  (4)          $ 573          $1,475           $ 2,433         $(2,481)
                              -------         -----           -----          ------           -------         -------
LIABILITIES:
Policyholder contract
  deposits                    $  (361)        $(426)          $  --          $  (13)          $    --         $    --
Derivative liabilities, net
   Interest rate
     contracts                     --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
Total derivative
  liabilities, net                 --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
       Total                  $  (361)        $(426)          $  --          $  (23)          $    --         $    --
                              -------         -----           -----          ------           -------         -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2011                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government             $    --           $ --
   States, territories &
     political
     subdivisions                     482             --
   Corporate debt                     978             --
   RMBS                             5,939             --
   CMBS                             1,900             --
   CDO/ABS                          1,951             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,250             --
                                  -------           ----
Fixed maturity securities,
  trading:
   Corporate debt                      --             --
   CDO/ABS                            953              5
                                  -------           ----
Total fixed maturity
  securities, trading                 953              5
                                  -------           ----
Hybrid securities:
   RMBS                               138            (22)
   CDO/ABS                             13             (1)
                                  -------           ----
Total hybrid securities               151            (23)
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                       36             --
   Preferred stocks                    60             --
                                  -------           ----
Total equity securities,
  available for sale                   96             --
                                  -------           ----
Partnerships and other
  invested assets                   2,398             --
Derivative assets
   Interest rate
     contracts                         --             --
   Equity contracts                     9             --
                                  -------           ----
Total derivative assets                 9             --
                                  -------           ----
       Total                      $14,857           $(18)
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $  (800)          $ --
Derivative liabilities, net
   Interest rate
     contracts                        (10)            --
                                  -------           ----
Total derivative
  liabilities, net                    (10)            --
                                  -------           ----
       Total                      $  (810)          $ --
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2012                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale      $ 447          $ (87)     $ 360
Fixed maturity securities, trading                   175             --        175
Hybrid securities                                    100             --        100
Equity securities, available for sale                 --             24         24
Partnerships and other invested assets                28            (54)       (26)
Derivative assets                                     --              2          2
Policyholder contract deposits                        --           (181)      (181)
Derivative liabilities                                --             (8)        (8)


                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2011                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale       $335          $(350)     $ (15)
Fixed maturity securities, trading                    31             --         31
Hybrid securities                                    (15)            --        (15)
Equity securities, available for sale                 --             22         22
Partnerships and other invested assets                26            (39)       (13)
Derivative assets                                    (11)            (3)       (14)
Policyholder contract deposits                        --           (426)      (426)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                     Purchases,
                                                                                       Sales,
                                                                                     Issuances
                                                                                        and
                                                                                    Settlements,
December 31, 2012                                    Purchases  Sales   Settlements   Net (a)
-----------------                                    --------- -------  ----------- ------------
                                                                    (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions       $  372   $  (201)   $   (18)    $   153
   Corporate debt                                        225      (169)       (98)        (42)
   RMBS                                                  628      (193)      (949)       (514)
   CMBS                                                  277      (131)      (101)         45
   CDO/ABS                                             1,379        --       (700)        679
                                                      ------   -------    -------     -------
Total fixed maturity securities, available for sale    2,881      (694)    (1,866)        321
                                                      ------   -------    -------     -------
Fixed maturity securities, trading:
   CDO/ABS                                                --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Total fixed maturity securities, trading                  --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Hybrid securities:
   RMBS                                                   --       (16)       (28)        (44)
   CMBS                                                   57       (19)        --          38
   CDO/ABS                                             1,133      (981)      (114)         38
                                                      ------   -------    -------     -------
Total hybrid securities                                1,190    (1,016)      (142)         32
                                                      ------   -------    -------     -------
Equity securities, available for sale:
   Common stocks                                          --       (23)        --         (23)
   Preferred stocks                                       60       (75)        (2)        (17)
                                                      ------   -------    -------     -------
Total equity securities, available for sale               60       (98)        (2)        (40)
                                                      ------   -------    -------     -------
Partnerships and other invested assets                   296        --       (421)       (125)
Derivative assets
   Equity contracts                                        5        --         --           5
   Other contracts                                         2        --         --           2
                                                      ------   -------    -------     -------
Total derivative assets                                    7        --         --           7
                                                      ------   -------    -------     -------
       Total                                          $4,434   $(1,808)   $(3,559)    $  (933)
                                                      ------   -------    -------     -------
LIABILITIES:
Policyholder contract deposits                        $   --   $   (22)   $    35     $    13
                                                      ------   -------    -------     -------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                   Purchases,
                                                                                     Sales,
                                                                                   Issuances
                                                                                      and
                                                                                  Settlements,
December 31, 2011                                    Purchases Sales  Settlements   Net (a)
-----------------                                    --------- -----  ----------- ------------
                                                                   (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   Foreign government                                 $    1   $  --    $    --      $    1
   States, territories & political subdivisions          179      --         --         179
   Corporate debt                                        350    (119)      (152)         79
   RMBS                                                2,476    (317)      (757)      1,402
   CMBS                                                  244     (21)      (152)         71
   CDO/ABS                                               397      (7)      (646)       (256)
                                                      ------   -----    -------      ------
Total fixed maturity securities, available for sale    3,647    (464)    (1,707)      1,476
                                                      ------   -----    -------      ------
Fixed maturity securities, trading:
   Corporate debt                                         --      --         (2)         (2)
                                                      ------   -----    -------      ------
Total fixed maturity securities, trading                  --      --         (2)         (2)
                                                      ------   -----    -------      ------
Hybrid securities:
   RMBS                                                  178      --        (25)        153
   CDO/ABS                                                20      --         --          20
                                                      ------   -----    -------      ------
Total hybrid securities                                  198      --        (25)        173
                                                      ------   -----    -------      ------
Equity securities, available for sale:
   Common stocks                                          --     (31)        (2)        (33)
   Preferred stocks                                       19     (19)        --          --
                                                      ------   -----    -------      ------
Total equity securities, available for sale               19     (50)        (2)        (33)
                                                      ------   -----    -------      ------
Partnerships and other invested assets                   238    (126)      (266)       (154)
Derivative assets
   Interest rate contracts                                10      --         --          10
   Equity contracts                                        5      --         --           5
                                                      ------   -----    -------      ------
Total derivative assets                                   15      --         --          15
                                                      ------   -----    -------      ------
       Total                                          $4,117   $(640)   $(2,002)     $1,475
                                                      ------   -----    -------      ------
LIABILITIES:
Policyholder contract deposits                        $   --   $ (18)   $     5      $  (13)
Derivative liabilities, net
   Interest rate contracts                               (10)     --         --         (10)
                                                      ------   -----    -------      ------
Total derivative liabilities, net                        (10)     --         --         (10)
                                                      ------   -----    -------      ------
       Total                                          $  (10)  $ (18)   $     5      $  (23)
                                                      ------   -----    -------      ------

(a)There were no issuances during the years ended December 31, 2012 and 2011.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2012 and 2011 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


During the year ended December 31, 2012, transfers into Level 3 included certain RMBS, CMBS, CDO/ABS, private placement corporate debt and certain private equity funds and hedge funds. Transfers of certain RMBS and certain CDO/ABS into Level 3 were related to decreased observations of market transactions and price information for those securities. The transfers of investments in certain other RMBS and CMBS into Level 3 were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers of private placement corporate debt and certain other ABS into Level 3 were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity. Certain private equity fund and hedge fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting, consistent with the changes to the Company's influence over the respective investments. Other hedge fund investments were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2012, transfers out of Level 3 assets primarily related to certain RMBS, ABS, investments in private placement corporate debt and private equity funds and hedge funds. Transfers of certain RMBS out of Level 3 assets were based on consideration of the market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of ABS and private placement corporate debt out of Level 3 assets were primarily the result of the Company using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The removal of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting based on our level of influence over the respective investments, resulted in the transfer of certain hedge fund and private equity fund investments out of Level 3.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from pricing vendors and from internal valuation models. Because input information with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                  Fair Value at                                                                Range
                                December 31, 2012 Valuation Technique     Unobservable Input (a)       (Weighted Average)(a)
                                ----------------- -------------------- ------------------------------ -------------------------
                                  (In Millions)
ASSETS:
RMBS                                 $4,500       Discounted cash flow  Constant prepayment rate (c)    0.00% - 11.22% (5.46%)
                                                                                   Loss severity (c)  39.40% - 78.75% (59.08%)
                                                                           Constant default rate (c)    3.45% - 12.63% (8.04%)
                                                                                           Yield (c)    2.99% - 10.08% (6.53%)
Certain CDO/ABS                         568       Discounted cash flow  Constant prepayment rate (c)   0.00% - 50.61% (18.40%)
                                                                           Constant default rate (c)     0.00% - 0.31% (0.02%)
                                                                                           Yield (c)     0.30% - 5.51% (2.91%)
CMBS                                  1,454       Discounted cash flow                     Yield (b)    0.00% - 17.57% (8.33%)
LIABILITIES:
Policyholder contract deposits        1,040       Discounted cash flow Equity implied volatility (b)            6.00% - 39.00%
                                                                                Base lapse rates (b)            1.00% - 40.00%
                                                                             Dynamic lapse rates (b)            0.20% - 60.00%
                                                                                 Mortality rates (b)            0.50% - 40.00%
                                                                               Utilization rates (b)            0.50% - 25.00%

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of +/--one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), constant default rates ("CDR"), loss severity, and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in yield, CPR, CDR, and loss severity, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

The significant unobservable inputs used for embedded derivatives in policyholder contract deposits measured at fair value, mainly GMWB for variable annuity products, are equity volatility, mortality rates, lapse rates and utilization rates. Mortality, lapse and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value, while increases in lapse rates and mortality rates will decrease the fair value of the liability associated with the GMWB.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.




                                    Investment Category Includes
                            ---------------------------------------------

INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets of
                            mature companies are acquired from the
                            current shareholders, typically with the use
                            of financial leverage.
   Non-U.S.                 Investments that focus primarily on Asian
                            and European based buyouts, expansion
                            capital, special situations, turnarounds,
                            venture capital, mezzanine and distressed
                            opportunities strategies.
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection, or
                            troubled.
   Other                    Real estate, energy, multi-strategy,
                            mezzanine, and industry-focused strategies.

Total private equity funds

Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations.
   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection or
                            troubled.
   Other                    Non-U.S. companies, futures and
                            commodities, macro and multi-strategy and
                            industry-focused strategies.

Total hedge funds

Total

                                 December 31, 2012            December 31, 2011
                            ---------------------------- ----------------------------
                            Fair Value Using  Unfunded   Fair Value Using  Unfunded
                            Net Asset Value  Commitments Net Asset Value  Commitments
                            ---------------- ----------- ---------------- -----------
                                                  (In Millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout              $1,020         $224          $1,042         $263




   Non-U.S.                           7            1              12            8




   Venture capital                   55            9             141           11




   Distressed                        63           12             117           35


   Other                            116           32             468          126

                                 ------         ----          ------         ----
Total private equity funds        1,261          278           1,780          443
                                 ------         ----          ------         ----
Hedge funds:
   Event-driven                     319            2             338            2



   Long-short                       395           --             242           --


   Distressed                       261           --             192            5


   Other                             52           --             173           --


                                 ------         ----          ------         ----
Total hedge funds                 1,027            2             945            7
                                 ------         ----          ------         ----
Total                            $2,288         $280          $2,725         $450
                                 ======         ====          ======         ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2012, assuming average original expected lives of 10 years for the funds, 49 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 49 percent between three and seven years and 2 percent between seven and 10 years.

At December 31, 2012, hedge fund investments included above are redeemable quarterly (34 percent), semi-annually (17 percent) and annually (49 percent), with redemption notices ranging from 30 days to 180 days. More than 73 percent require redemption notices of less than 90 days. Investments representing approximately 100 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The restrictions that have pre-defined end dates are generally expected to be lifted by the end of 2013. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

Fair Value Option - Fixed Maturity Securities, Trading, Hybrid Securities and Policyholder Contract Deposits

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains of $177 million, $30 million and $375 million in the years ended December 31, 2012, 2011 and 2010, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

The Company has elected fair value accounting for its hybrid securities. Net unrealized gains (losses) included in net investment income on the consolidated statements of income were $206 million and $(24) million for the years ended December 31, 2012 and 2011, respectively. The Company did not invest in any hybrid securities in 2010.

In 2011, the Company assumed GIC liabilities, which are reported in policyholder contract deposits on the balance sheets, from AIG Matched Funding Corp. ("AIGMFC"). AIGMFC had elected fair value accounting for its GIC liabilities and the Company will maintain this election. The change in the fair value of the GIC liabilities were $(3) million and $78 million in the years ended December 31, 2012 and 2011, respectively, and were reported in policyholder benefits in the statements of income. The change in the value of the GIC liabilities was partially offset with swaps used to hedge the Company's interest rate risk. See Note 16 for additional information.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date, or in some cases, based on the present value of the loans using a discounted cash flow model.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Partnerships and Other Invested Assets

The majority of partnerships and other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                             Estimated Fair Value
                                        -------------------------------
                                                                        Carrying
                                        Level 1 Level 2 Level 3  Total   Value
                                        ------- ------- ------- ------- --------
                                                     (In Millions)
December 31, 2012
ASSETS
Mortgage and other loans receivable      $ --   $  189  $ 8,906 $ 9,095 $ 8,245
Policy loans                               --       --    1,587   1,587   1,587
Partnerships and other invested assets     --       54       --      54      54
Short-term investments                     --    1,600       --   1,600   1,600
Cash                                      325       --       --     325     325
LIABILITIES
Policyholder contract deposits (a)         --      245   64,115  64,360  57,452
Notes payable                              --       --      224     224     240
December 31, 2011 (b)
ASSETS
Mortgage and other loans receivable                             $ 9,137 $ 8,418
Policy loans                                                      1,920   1,642
Partnerships and other invested assets                               59      59
Short-term investments                                            1,756   1,756
Cash                                                                292     292
LIABILITIES
Policyholder contract deposits (a)                               58,139  52,352
Notes payable                                                       349     376

(a)Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.
(b)Estimated fair value measurement based on the levels of the inputs used is not required for 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                 Other-Than-
                                                                    Gross      Gross              Temporary
                                                      Amortized   Unrealized Unrealized  Fair    Impairments
                                                     Cost or Cost   Gains      Losses    Value   in AOCI (a)
                                                     ------------ ---------- ---------- -------- -----------
                                                                          (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   413     $   102     $  --    $    515    $  --
   Foreign government                                    2,243         317        (8)      2,552       --
   States, territories & political subdivisions          2,015         245        (6)      2,254       --
   Corporate debt                                       66,448       9,607      (309)     75,746       79
   RMBS                                                 13,641       1,506      (218)     14,929      469
   CMBS                                                  3,462         546       (83)      3,925      185
   CDO/ABS                                               4,217         256       (74)      4,399       43
                                                       -------     -------     -----    --------    -----
Total fixed maturity securities, available for sale     92,439      12,579      (698)    104,320      776
Equity securities, available for sale:
   Common stocks                                            12          14        --          26       --
   Preferred stocks                                         42          15        --          57       --
                                                       -------     -------     -----    --------    -----
Total equity securities, available for sale                 54          29        --          83       --
Investment in AIG                                           10          --        (6)          4       --
                                                       -------     -------     -----    --------    -----
Total                                                  $92,503     $12,608     $(704)   $104,407    $ 776
                                                       =======     =======     =====    ========    =====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                Other-Than-
                                                                    Gross      Gross             Temporary
                                                      Amortized   Unrealized Unrealized  Fair   Impairments
                                                     Cost or Cost   Gains      Losses    Value  in AOCI (a)
                                                     ------------ ---------- ---------- ------- -----------
                                                                         (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   422      $  125    $    --   $   547    $  --
   Foreign government                                    1,704         204         (8)    1,900       --
   States, territories & political subdivisions          1,491         198         (6)    1,683       --
   Corporate debt                                       66,654       7,780       (860)   73,574       66
   RMBS                                                 14,929         774       (824)   14,879     (228)
   CMBS                                                  3,475         352       (228)    3,599      120
   CDO/ABS                                               3,397         213       (207)    3,403       14
                                                       -------      ------    -------   -------    -----
Total fixed maturity securities, available for sale     92,072       9,646     (2,133)   99,585      (28)
Equity securities, available for sale:
   Common stocks                                            28          33         (3)       58       --
   Preferred stocks                                         54          43         --        97       --
                                                       -------      ------    -------   -------    -----
Total equity securities, available for sale                 82          76         (3)      155       --
Investment in AIG                                           10          --         (7)        3       --
                                                       -------      ------    -------   -------    -----
Total                                                  $92,164      $9,722    $(2,143)  $99,743    $ (28)
                                                       -------      ------    -------   -------    -----

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011:

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ----------------  ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
                                                     Value     Losses    Value    Losses   Value    Losses
                                                     ------  ----------  ------ ---------- ------ ----------
                                                                         (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   Foreign government                                $  378    $  (8)    $    3   $  --    $  381   $  (8)
   States, territories & political subdivisions         326       (6)         1      --       327      (6)
   Corporate debt                                     4,111     (131)     2,048    (178)    6,159    (309)
   RMBS                                                 142       (2)       959    (216)    1,101    (218)
   CMBS                                                  86       (2)       278     (81)      364     (83)
   CDO/ABS                                              882      (22)       716     (52)    1,598     (74)
                                                     ------    -----     ------   -----    ------   -----
Total fixed maturity securities, available for sale   5,925     (171)     4,005    (527)    9,930    (698)
Investment in AIG                                        --       --          4      (6)        4      (6)
                                                     ------    -----     ------   -----    ------   -----
Total                                                $5,925    $(171)    $4,009   $(533)   $9,934   $(704)
                                                     ------    -----     ------   -----    ------   -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                     Less than 12 Months 12 Months or More       Total
                                                     -----------------   ----------------  -----------------
                                                                Gross             Gross              Gross
                                                      Fair    Unrealized Fair   Unrealized  Fair   Unrealized
                                                      Value     Losses   Value    Losses    Value    Losses
                                                     -------  ---------- ------ ---------- ------- ----------
                                                                          (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   Foreign government                                $   233    $  (8)   $   --  $    --   $   233  $    (8)
   States, territories & political subdivisions           12       (1)       40       (5)       52       (6)
   Corporate debt                                      7,152     (433)    3,069     (427)   10,221     (860)
   RMBS                                                3,562     (281)    1,975     (543)    5,537     (824)
   CMBS                                                  809      (81)      425     (147)    1,234     (228)
   CDO/ABS                                               676      (21)      884     (186)    1,560     (207)
                                                     -------    -----    ------  -------   -------  -------
Total fixed maturity securities, available for sale   12,444     (825)    6,393   (1,308)   18,837   (2,133)
Equity securities, available for sale:
   Common stocks                                           8       (3)       --       --         8       (3)
                                                     -------    -----    ------  -------   -------  -------
Total equity securities, available for sale                8       (3)       --       --         8       (3)
Investment in AIG                                          2       (7)       --       --         2       (7)
                                                     -------    -----    ------  -------   -------  -------
Total                                                $12,454    $(835)   $6,393  $(1,308)  $18,847  $(2,143)
                                                     =======    =====    ======  =======   =======  =======

As of December 31, 2012, the Company held 1,337 individual fixed maturity and equity securities that were in an unrealized loss position, of which 678 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2012, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2012:

                                                             Total Fixed Maturity Available
                                                             for Sale Securities
                                                             ------------------------------
                                                             Amortized
                                                               Cost         Fair Value
                                                             ---------      ----------
                                                                   (In Millions)
Due in one year or less                                       $ 2,827        $  2,898
Due after one year through five years                          10,806          11,742
Due after five years through ten years                         27,555          30,897
Due after ten years                                            29,931          35,530
Mortgage-backed, asset-backed and collateralized securities    21,320          23,253
                                                              -------        --------
Total fixed maturity securities available for sale            $92,439        $104,320
                                                              =======        ========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

The Company's investments at December 31, 2012 and 2011 did not include any investments in a single issuer that exceeded 10 percent of the Company's consolidated shareholder's equity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Trading Securities

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $157 million on March 1, 2012 and additional cash receipts of $972 million on March 15, 2012 from ML II that consisted of $563 million, $82 million, and $327 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received of $1.13 billion by the Company from ML II was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

Net unrealized gains (losses) included in the consolidated statements of income from fixed maturity securities classified as trading securities in 2012, 2011 and 2010 were $(155) million, $5 million, and $350 million, respectively.

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and other securities.

                                                                  December 31, December 31,
                                                                      2012         2011
                                                                  ------------ ------------
                                                                        (In Millions)
Invested assets on deposit:
   Regulatory agencies                                                $ 87         $95
Invested assets pledged as collateral:
   Advance agreements - Federal Home Loan Bank of Dallas                15          20
   Advance agreements - Federal Home Loan Bank of Cincinnati            15          14
   Advance agreements - Federal Home Loan Bank of San Francisco         25          25
   FHLB collateral                                                     283          --

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these programs, the Company lends securities to financial institutions and receives collateral equal to 102 percent of the fair value of the loaned securities. Reinvestment of cash collateral received is restricted to highly liquid short-term investments. The Company is obligated to return the cash collateral received to its counterparties. Elements of the securities lending program are presented below as of December 31:

                                                               2012
                                                           -------------
                                                           (In Millions)
       Securities on loan: (a)
          Amortized cost..................................    $1,234
          Estimated fair value............................     1,420
       Cash collateral on deposit from counterparties (b)      1,466
       Reinvestment portfolio - estimated fair value           1,466

(a)Included within Fixed maturity securities, available for sale on the consolidated balance sheets.
(b)Included within Short-term investments on the consolidated balance sheets. Liability is reported in securities lending payable.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2012, the Company had direct U.S. commercial mortgage loan exposure of $7.9 billion. At that date, substantially all of the U.S. loans were current.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2012, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ In Millions)
California       138      $1,736     $ 58    $  481  $  193     $431      $221   $352     22.0%
New York          64       1,075      157       658      74       29        44    113     13.6%
New Jersey        51         729      373       150     164        3        --     39      9.2%
Texas             37         464       27       196      51      115        53     22      5.9%
Pennsylvania      51         425       54        95     145      107        17      7      5.4%
Other states     321       3,475      281     1,375     813      192       356    458     43.9%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         662      $7,904     $950    $2,955  $1,440     $877      $691   $991    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The following table presents the credit quality indicators for commercial mortgage loans:

                                                                            Class
                                                     ----------------------------------------------------
                                          # of Loans Apartments Offices Retails Industrials Hotels Others Total  % of Total
December 31, 2012                         ---------- ---------- ------- ------- ----------- ------ ------ ------ ----------
                                                                           ($ In Millions)
Credit Quality Indicator:
   In good standing                          646        $941    $2,835  $1,414     $875      $691   $912  $7,668    97.0%
   Restructured (a)                           12           9       107      --        2        --     27     145     1.8%
   90 days or less delinquent                 --          --        --      --       --        --     --      --     0.0%
   >90 days delinquent or in process of
     foreclosure                               4          --        13      26       --        --     52      91     1.2%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----
Total (b)                                    662        $950    $2,955  $1,440     $877      $691   $991  $7,904   100.0%
                                             ===        ====    ======  ======     ====      ====   ====  ======   =====
Valuation allowance                                     $  2    $   39  $   13     $  1      $  1   $ 23  $   79     1.0%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company owns mortgages with a carrying value of $82 million and $84 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation at December 31, 2012 and 2011, respectively.

As discussed in Note 2 - Summary of Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement, and a general reserve for probable incurred but not specifically identified losses.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                                         2012  2011   2010
                                                         ----  ----  -----
                                                           (In Millions)
     Allowance, beginning of year                        $233  $319  $ 330
        Additions (reductions) to allowance for losses    (62)  (32)   179
        Charge-offs, net of recoveries                    (16)  (54)  (190)
                                                         ----  ----  -----
     Allowance, end of year                              $155  $233  $ 319
                                                         ----  ----  -----

The Company's impaired mortgage loans are as follows:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
         Impaired loans with valuation allowances     $ 75  $108  $288
         Impaired loans without valuation allowances     7    69   179
                                                      ----  ----  ----
            Total impaired loans                        82   177   467
         Valuation allowances on impaired loans        (27)  (18)  (58)
                                                      ----  ----  ----
            Impaired loans, net                       $ 55  $159  $409
                                                      ====  ====  ====

The Company recognized $4 million, $10 million and $15 million in interest income on the above impaired mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively.

Troubled Debt Restructurings

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $11 million and $153 million of commercial mortgage loans that had been modified in a TDR at December 31, 2012 and 2011, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2012 these commercial mortgage loans had no related total allowances for credit losses. At December 31, 2011, these commercial mortgage loans had related total allowances for credit losses of $23 million.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, as they are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their 2012 and 2011 restructurings, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

PARTNERSHIPS

Investments in partnerships totaled $6.6 billion and $6.5 billion at December 31, 2012 and 2011, respectively, and were comprised of 492 partnerships and 518 partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                   2012    2011    2010
                                                  ------  ------  ------
                                                       (In Millions)
      Investment income:
         Fixed maturities                         $5,792  $5,404  $5,970
         Equity securities                            67       2       6
         Mortgage and other loans                    526     540     535
         Policy loans                                102     106     111
         Investment real estate                       73      59      39
         Partnerships and other invested assets      650     508     648
         Securities Lending                            2      --       3
         Other investment income                      12      12      35
                                                  ------  ------  ------
      Gross investment income                      7,224   6,631   7,347
      Investment expenses                           (223)   (191)   (134)
                                                  ------  ------  ------
      Net investment income                       $7,001  $6,440  $7,213
                                                  ======  ======  ======

The carrying value of investments that produced no investment income during 2012 was $178 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                          2012    2011   2010
                                                         ------  -----  -----
                                                             (In Millions)
 Sales of fixed maturity securities, available for sale  $1,506  $ 760  $ 747
 Sales of equity securities, available for sale              25     30     58
 Mortgage and other loans                                    73     55   (139)
 Investment real estate                                      12     15      1
 Partnerships and other invested assets                     (21)  (144)     5
 Derivatives                                               (669)  (336)  (226)
 Securities lending collateral, including other-than-
   temporary impairments                                     --     --    112
 Other-than-temporary impairments                          (379)  (598)  (962)
                                                         ------  -----  -----
 Net realized investment gains (losses) before taxes     $  547  $(218) $(404)
                                                         ======  =====  =====

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                 2012              2011              2010
                           ----------------  ----------------  ----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
                            Gains    Losses   Gains    Losses   Gains    Losses
                           -------- -------- -------- -------- -------- --------
                                               (In Millions)
Fixed maturity securities   $1,598    $(92)    $821     $(61)    $833     $(86)
Equity securities               31      (6)      37       (7)      61       (3)
                            ------    ----     ----     ----     ----     ----
Total                       $1,629    $(98)    $858     $(68)    $894     $(89)
                            ======    ====     ====     ====     ====     ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                        2012    2011    2010
                                                                       ------  ------  ------
                                                                            (In Millions)
Balance, beginning of year                                             $2,775  $2,762  $2,371
Increases due to:
   Credit impairments on new securities subject to impairment losses       96     177     364
   Additional credit impairments on previously impaired securities        194     278     509
Reductions due to:
   Credit impaired securities fully disposed for which there
     was no prior intent or requirement to sell                          (520)   (160)   (343)
   Credit impaired securities for which there is a current intent
     or anticipated requirement to sell                                    --      --      (6)
   Accretion on securities previously impaired due to credit             (422)   (272)   (133)
Other                                                                       3     (10)     --
                                                                       ------  ------  ------
Balance, end of year                                                   $2,126  $2,775  $2,762
                                                                       ======  ======  ======

PURCHASED CREDIT IMPAIRED SECURITIES

In 2011, the Company began purchasing certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest and considering the effects of prepayments,. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                               At Date of
                                                               Acquisition
                                                              -------------
                                                              (In Millions)
    Contractually required payments (principal and interest)     $6,789
    Cash flows expected to be collected (a)                       5,338
    Recorded investment in acquired securities                    3,427

(a)Represents undiscounted expected cash flows, including both principal and interest.

                                      December 31, 2012 December 31, 2011
                                      ----------------- -----------------
                                                 (In Millions)
       Outstanding principal balance       $4,262            $3,941
       Amortized cost                       2,794             2,693
       Fair value                           3,189             2,523

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                                 2012    2011
                                                                ------  ------
                                                                 (In Millions)
 Balance, beginning of year                                     $1,695  $   --
    Newly purchased PCI securities                                 486   1,574
    Accretion                                                     (244)   (141)
    Decreases due to disposal                                     (175)     --
    Effect of changes in interest rate indices                     (84)    (23)
    Net reclassification from (to) non-accretable difference,
      including effects of prepayments                              56     285
                                                                ------  ------
 Balance, end of year                                           $1,734  $1,695
                                                                ======  ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2012
Derivatives not designated as hedging instruments:
   Interest rate contracts                           $ 5,159    $1,284    $ 5,687     $1,146
   Foreign exchange contracts                            108        16        165         43
   Equity contracts                                    3,550       117         --         --
   Other contracts (c)                                10,323         2     18,235      1,040
                                                     -------    ------    -------     ------
Total derivatives, gross                             $19,140     1,419    $24,087      2,229
                                                     =======    ------    =======     ------
   Counterparty netting (d)                                       (230)                 (230)
   Cash collateral (e)                                            (433)                    8
                                                                ------                ------
Total derivatives, net                                             756                 2,007
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                 1,040
                                                                ------                ------
Total derivatives on balance sheets                             $  756                $  967
                                                                ======                ======

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2011
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $1,523    $  159    $ 2,734     $  443
   Foreign exchange contracts                          4,069     1,068      4,474        698
   Equity contracts                                    3,580       170         --         --
   Other contracts (c)                                    --        --     14,636        800
                                                      ------    ------    -------     ------
Total derivatives, gross                              $9,172     1,397    $21,844      1,941
                                                      ======    ------    =======     ------
   Counterparty netting (d)                                       (284)                 (284)
   Cash collateral (e)                                            (441)                 (140)
                                                                ------                ------
Total derivatives, net                                             672                 1,517
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                   800
                                                                ------                ------
Total derivatives on balance sheets                             $  672                $  717
                                                                ======                ======

(a)Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b)See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c)Included in Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.
(d)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)Represents cash collateral posted and received.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific equity-indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issues or has issued certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income:

                                                        2012   2011   2010
                                                       -----  -----  -----
                                                          (In Millions)
    Derivatives not designated as hedging instruments
       Interest rate contracts                         $  (8) $(173) $(128)
       Foreign exchange contracts                        (46)   156   (257)
       Equity contracts                                 (101)   118   (146)
       Other contracts                                  (514)  (437)   305
                                                       -----  -----  -----
    Total                                              $(669) $(336) $(226)
                                                       =====  =====  =====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $231 million and $155 million of net derivative assets at December 31, 2012 and 2011, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvement with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $55 million and $80 million at December 31, 2012 and 2011, respectively.

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                               At December 31,
                                         --------------------------------------------------------
                                          VIE Assets   VIE Liabilities Off-Balance Sheet Exposure
                                         ------------- --------------- --------------------------
                                          2012   2011  2012    2011    2012          2011
                                         ------ ------ ----    ----    ----          ----
                                                               (In Millions)
     Castle 1 Trust                      $  632 $  720 $324    $419    $--           $--
     Castle 2 Trust                         634    730  274     389     --            --
     Investment in limited partnerships     665    710   23      50     --            --
                                         ------ ------  ----    ----   ---           ---
     Total                               $1,931 $2,160 $621    $858    $--           $--
                                         ====== ======  ====    ====   ===           ===

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                               -----------------------------
                                     Total VIE On-Balance Off-Balance
   December 31, 2012                  Assets     Sheet       Sheet    Total
   -----------------                 --------- ---------- ----------- ------
                                                  (In Millions)
   Real estate and investment funds   $ 5,448    $  779       $55     $  834
                                      -------    ------       ---     ------
   Total                              $ 5,448    $  779       $55     $  834
                                      =======    ======       ===     ======
   December 31, 2011
   -----------------
   Real estate and investment funds   $ 5,725    $  830       $80     $  910
   Maiden Lane II                       9,254       953        --        953
                                      -------    ------       ---     ------
   Total                              $14,979    $1,783       $80     $1,863
                                      =======    ======       ===     ======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                                    At December 31,
                                               ----------------------------
                                               Consolidated  Unconsolidated
                                                   VIEs         VIEs
                                               ------------- --------------
                                                2012   2011  2012    2011
                                               ------ ------ ----   ------
                                                     (In Millions)
       Assets:
          Cash and short-term investments      $  182 $  208 $ --   $   --
          Restricted cash                          70     93   --       --
          Fixed maturity securities, trading       --     --   --      953
          Aircraft                                984  1,095   --       --
          Other invested assets                   513    716  779      830
          Other asset accounts                    182     48   --       --
                                               ------ ------  ----  ------
       Total assets                            $1,931 $2,160 $779   $1,783
                                               ====== ======  ====  ======
       Liabilities:
          Amounts due to related parties       $  281 $  432 $ --   $   --
          Other liability accounts                340    426   --       --
                                               ------ ------  ----  ------
       Total liabilities                       $  621 $  858 $ --   $   --
                                               ====== ======  ====  ======

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2012 or 2011.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust and Castle 2 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and Castle 2 Trust and fully consolidates these entities. See Note 16 herein for additional information on these entities.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. Prior to the March 2012 liquidation of ML II by the New York Fed, the Company had a significant variable economic interest in ML II, which was a VIE. See Note 4 for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                    2012    2011    2010
                                                   ------  ------  ------
                                                        (In Millions)
     Balance at January 1                          $4,704  $5,315  $6,202
        Deferrals                                     584     663     528
        Accretion of interest/amortization           (592)   (722)   (709)
        Effect of unlocking assumptions used in
          estimating future gross profits              45      28     (68)
        Effect of realized gains on securities        (85)   (245)   (160)
        Effect of unrealized gains on securities     (498)   (335)   (478)
                                                   ------  ------  ------
     Balance at December 31                        $4,158  $4,704  $5,315
                                                   ======  ======  ======

The following table summarizes the activity in value of business acquired:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
        Balance at January 1                          $391  $443  $521
           Accretion of interest/amortization          (15)  (39)  (33)
           Effect of unlocking assumptions used in
             estimating future gross profits             5     1    --
           Effect of realized gains on securities      (23)   (5)  (22)
           Effect of unrealized gains on securities    (19)   (9)  (23)
                                                      ----  ----  ----
        Balance at December 31                        $339  $391  $443
                                                      ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $28 million, $24 million, $23 million, $20 million and $21 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                      2012   2011   2010
                                                     -----  -----  -----
                                                        (In Millions)
       Balance at January 1                          $ 555  $ 667  $ 831
          Deferrals                                    112    134    129
          Accretion of interest/amortization          (140)  (167)  (164)
          Effect of unlocking assumptions used in
            estimating future gross profits             27      8     --
          Effect of realized gains on securities        (1)   (46)   (15)
          Effect of unrealized gains on securities    (199)   (41)  (114)
                                                     -----  -----  -----
       Balance at December 31                        $ 354  $ 555  $ 667
                                                     -----  -----  -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional DAC adjustments are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company reduced DAC by $147 million and $152 million in 2012 and 2011, respectively.

The Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2012, unlocking decreased amortization primarily due to decreased surrenders, partially offset by decreased interest spreads. In 2011, the Company recorded lower amortization primarily due to three unlocking events. First, a refinement was made to the estimated crediting rate. Second, base lapse and withdrawal rates were lowered to reflect recent experience. Third, the future interest spread was modified to incorporate additional spread compression. In 2010, unlocking increased amortization primarily due to unfavorable anticipated mortality for life insurance products, offset by improved surrender rates and higher than anticipated interest crediting spreads on deferred annuity products. Unlocking also reduced reserves on certain interest sensitive products.

8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                    2012    2011
                                                   ------- -------
                                                    (In Millions)
              Future policy benefits:
                 Ordinary life                     $11,359 $11,105
                 Group life                             74      78
                 Life contingent group annuities       330     340
                 Life contingent annuities          15,882  14,710
                 Terminal funding                    1,324   1,294
                 Accident and health                   673     621
                                                   ------- -------
              Total                                $29,642 $28,148
                                                   ======= =======
              Policyholder contract deposits:
                 Annuities                         $52,435 $53,608
                 Guaranteed investment contracts     6,252   6,925
                 Corporate-owned life insurance      2,181   2,174
                 Universal life                     11,263  10,901
                 Other contract deposits               794     837
                                                   ------- -------
              Total                                $72,925 $74,445
                                                   ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Fixed-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
11.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products, which includes among other things the impact of investment returns and mortality, may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of this review, the Company recognized a $336 million and $1.5 billion pre-tax decrease to accumulated other comprehensive income as a consequence of the recognition of additional policyholder benefit reserves in 2012 and 2011, respectively. A $119 million and $519 million deferred tax benefit was recorded related to this adjustment in 2012 and 2011, respectively, resulting in a $217 million and $959 million decrease to comprehensive income and total equity in 2012 and 2011, respectively.

For the year ended December 31, 2012, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $807 million as a consequence of actual loss recognition and a $61 million strengthening of long-term care reserves for updated morbidity assumptions. There was no actual loss recognition recorded in 2011 or 2010.

The liability for future policy benefits has been established on the basis of the following assumptions for 2012:

    . Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to
       11.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than zero.

    . Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately
       6.5 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions for 2012:

    . Interest credited on deferred annuities, which vary by year of issuance, range from a rate of 1.0 percent to 9.0 percent, including bonuses. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20.0 percent grading to zero over a period of zero to 15 years.

    . GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.5 percent to 8.5 percent and the maturity ranges from 4 years to 21 years.

    . Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2012 was 4.6 percent.

    . The universal life policies have credited interest rates of 1.0 percent to 6.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 8.3 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 0.8 percent of life insurance in force at December 31, 2012.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $35 million, $41 million and $43 million in 2012, 2011 and 2010, respectively, and were included as part of policyholders' benefits in the consolidated statements of income.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                             2012                               2011
                                              ---------------------------------- ----------------------------------
                                                                     Highest                            Highest
                                              Net Deposits Plus a Contract Value Net Deposits Plus a Contract Value
                                                Minimum Return       Attained      Minimum Return       Attained
                                              ------------------- -------------- ------------------- --------------
                                                                         ($ In Millions)
In the event of death (GMDB)
   Account value                                 $      13,943       $13,688        $      10,928       $13,128
   Net amount at risk (a)                                  955         1,093                1,348         2,132
   Average attained age of contract holders                 66            66                   66            67
   Range of guaranteed minimum return rates       0.00%-10.00%                       0.00%-10.00%
At annuitization (GMIB)
   Account value                                 $       2,981                      $       3,130
   Net amount at risk (b)                                  233                                271
   Weighted average period remaining until
     earliest annuitization                          0.1 years                          0.3 years
   Range of guaranteed minimum return rates        0.00%-6.50%                        0.00%-6.50%
Annual withdrawals at specified date (GMWB)
   Account value                                 $      14,587                      $      10,592
   Net amount at risk (c)                                  899                              1,358
   Weighted average period remaining until
     guaranteed payment                             16.7 years                         16.6 years
Accumulation at specified date (GMAV)
   Account value                                 $         826                      $         961
   Net amount at risk (d)                                    9                                 23
   Weighted average period remaining until
     guaranteed payment                              2.1 years                          3.0 years

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b)Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value if all contract holders annuitized at their respective eligibility date.
(c)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.
(d)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders reached the specified date at the same balance sheet date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB/GMAV) on the consolidated balance sheets:

                                            GMDB  GMIB GMWB GMAV
                                            ----  ---- ---- ----
                                                (In Millions)
              2012
              ----
              Balance at January 1          $378  $61  $543 $ 63
              Guaranteed benefits incurred    36   (6)  226  (32)
              Guaranteed benefits paid       (63)  (5)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $351  $50  $769 $ 31
                                            ====  ===  ==== ====
              2011
              ----
              Balance at January 1          $350  $52  $125 $ 49
              Guaranteed benefits incurred   107   13   418   14
              Guaranteed benefits paid       (79)  (4)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $378  $61  $543 $ 63
                                            ====  ===  ==== ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2012:

    . Data used was 50 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 7.5 percent.

    .  Volatility assumption was 16 percent.

    . Mortality was assumed to be 50.0 percent to 80.0 percent of the 1975-80 SOA Ultimate, 1983a and Ult. M tables.

    . Lapse rates vary by contract type and duration and range from zero to 37 percent.

    .  The discount rate used ranged from 5.5 percent to 10.0 percent.

There is a guaranteed minimum withdrawal benefit rider that is available on certain equity-indexed annuities. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                               2012 2011 2010
                                                               ---- ---- ----
                                                               (In Millions)
  Balance as of January 1, net of reinsurance recoverable      $ 48 $ 43 $ 48
  Add: Incurred losses related to:
  Current year                                                   82   90   78
  Prior years                                                    60   71   62
                                                               ---- ---- ----
  Total incurred losses                                         142  161  140
                                                               ---- ---- ----
  Deduct: Paid losses related to:
  Current year                                                   85   91   82
  Prior years                                                    59   65   63
                                                               ---- ---- ----
  Total paid losses                                             144  156  145
                                                               ---- ---- ----
  Balance as of December 31, net of reinsurance recoverable      46   48   43
  Reinsurance recoverable                                         8   14   15
                                                               ---- ---- ----
  Balance as of December 31, gross of reinsurance recoverable  $ 54 $ 62 $ 58
                                                               ==== ==== ====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2012, 2011 and 2010 were as follows:

                                                                          Percentage
                                            Ceded to   Assumed            of Amount
                                    Gross     Other   From Other   Net     Assumed
                                    Amount  Companies Companies   Amount    to Net
                                   -------- --------- ---------- -------- ----------
                                               (In Millions)
December 31, 2012
Life insurance in force            $793,874 $108,760    $2,728   $687,842    0.40%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,228 $    847    $   21   $  1,402    1.50%
   Accident and health insurance        228       13        (1)       214   -0.47%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    860    $   20   $  1,616    1.24%
                                   ======== ========    ======   ========
December 31, 2011
Life insurance in force            $785,904 $117,210    $3,080   $671,774    0.46%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,210 $    846    $   22   $  1,386    1.59%
   Accident and health insurance        246       17        --        229    0.00%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    863    $   22   $  1,615    1.36%
                                   ======== ========    ======   ========
December 31, 2010
Life insurance in force            $788,672 $130,808    $3,252   $661,116    0.49%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,202 $    815    $   23   $  1,410    1.63%
   Accident and health insurance        252       27        (3)       222   -1.35%
                                   -------- --------    ------   --------
Total premiums                     $  2,454 $    842    $   20   $  1,632    1.23%
                                   ======== ========    ======   ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $111 million and $54 million at December 31, 2012 and 2011, respectively. Reinsurance recoverable on unpaid losses was approximately $108 million and $155 million at December 31, 2012 and 2011, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $694 million, $579 million and $625 million for the years ended 2012, 2011 and 2010, respectively.

The Company identified an alternative internal funding solution for its XXX/AXXX reserves. This alternative solution involves fully recapturing the coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate, and simultaneously reinsuring this in-force, together with new business (term and universal life), to another affiliate, AGC Life, under a new coinsurance/modified coinsurance agreement. This new agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. Management received approvals of the recapture and reinsurance transactions on behalf of legacy AGL and AGC Life from the Texas and Missouri Departments of Insurance, respectively, in March 2011, with January 1, 2011 effective dates.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement had an effective date of March 1, 2002. Under the agreement, AIGB reinsured 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

dates on or after March 1, 2002. The agreement was unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement did not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting was applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. This agreement was recaptured for legacy AGL effective
January 1, 2011, as discussed above.

The agreements, between the Company and AIGB and AGC Life, also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $66 million, $59 million and $59 million, respectively, representing the risk charge associated with the reinsurance agreements.

On October 1, 2003, the Company entered into a coinsured/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $3 million in each year and represented the risk charge associated with the reinsurance agreement.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures a 100 percent quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $4 million, $3 million and $5 million, respectively, representing the risk charge associated with the coinsurance agreement.

11. NOTES PAYABLE

On September 23, 2003 and January 14, 2004, Castle 1 Trust and Castle 2 Trust, respectively, issued five classes of notes payable.

The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on May 15, 2027 and November 15, 2026 for Castle 1 Trust and Castle 2 Trust, respectively. Each Trust has the right to make an optional redemption of any class of the notes. Should either Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, each Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

The notes are obligations solely of Castle 1 Trust and Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 1 Trust, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 1 Trust, Castle 2 Trust, or any other person.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The outstanding principal balances and the unamortized hedge accounting fair value adjustments were as follows:

                                                     December 31, 2012 December 31, 2011
                                                     ----------------  ----------------
                                                     Castle   Castle   Castle   Castle
                                                     1 Trust  2 Trust  1 Trust  2 Trust
                                                     -------  -------  -------  -------
                                                              (In Millions)
Outstanding principal                                  $86     $162     $130     $257
Unamortized hedge accounting fair value adjustments     (3)      (5)      (4)      (7)
                                                       ---     ----     ----     ----
Notes payable, net                                     $83     $157     $126     $250
                                                       ===     ====     ====     ====

The weighted average interest rate on the notes during the twelve months ended December 31, 2012 and 2011 was 6.6 percent and 6.3 percent, respectively for Castle 1 Trust and 6.4 percent and 6.0 percent, respectively for Castle 2 Trust.

The Notes of Castle 1 Trust and Castle 2 Trust are payable to affiliates and third parties as follows:

                                            December 31, 2012 December 31, 2011
                                            ----------------- -----------------
                                            Castle   Castle   Castle   Castle
                                            1 Trust  2 Trust  1 Trust  2 Trust
                                            -------  -------  -------  -------
                                                     (In Millions)
     Notes payable - to affiliates, net       $54     $ 88     $ 79     $122
     Notes payable - to third parties, net     29       69       47      128
                                              ---     ----     ----     ----
     Notes payable, net                       $83     $157     $126     $250
                                              ===     ====     ====     ====

Included within Notes payable - to third parties, net on the consolidated balance sheets are outstanding borrowings taken by the Company from the FHLB as described in Note 12.

12. DEBT

In 2011, the Company became a member of the FHLB of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

On December 31, 2012, several life insurance companies were merged into the Company. Refer to Note 1 for further discussion. Each of the companies listed below were members in their respective FHLBs. In conjunction with the merger described in Note 1, WNL, AGLA and SALIC withdrew their membership from their respective FHLBs, and their interest in shares of the FHLB stock will be redeemed by the respective FHLBs over time.

Company                                Domiciliary State                      FHLB Bank
-------                                -----------------                      ---------
AGL                                    Texas                                  FHLB - Dallas
WNL                                    Texas                                  FHLB - Dallas
AGLA                                   Tennessee                              FHLB - Cincinnati
SALIC                                  Arizona                                FHLB - San Francisco

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the carrying value of the Company's ownership in the FHLB of Dallas was $54 million and $59 million, respectively, which was reported in partnership and other invested assets. At December 31, 2012, the fair value of collateral pledged to secure advances was $372 million. As of December 31, 2012, the Company had outstanding borrowings of $60 million. There were no advances taken during 2011.

Advances taken by the Company which were outstanding at December 31, 2012 mature at various dates through 2015 and have stated interest rates which range from 0.24 percent to 0.54 percent.

13. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2012, the future minimum lease payments under the operating leases are as follows:

                                       (In Millions)
                           2013             $ 6
                           2014               4
                           2015               3
                           2016               2
                           2017               2
                           Thereafter         1
                                            ---
                           Total            $18
                                            ===

Rent expense was $7 million, $34 million and $39 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The leasing operations of Castle 1 Trust and Castle 2 Trust consist of leasing aircraft under operating leases which expire on various dates through 2018. At December 31, 2012, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2012, to be received by Castle 1 Trust and Castle 2 Trust under operating leases for the years ended December 31 are as follows:

                                       (In Millions)
                           2013            $119
                           2014              81
                           2015              50
                           2016              23
                           2017               9
                           Thereafter         1
                                           ----
                           Total           $283
                                           ====

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $595 million and $841 million for the periods ended December 31, 2012 and 2011, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. $444 million of the total commitments at December 31, 2012 are currently expected to expire by 2013, and the remaining by 2017 based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

Mortgage Loan Commitments

The Company had $142 million in commitments relating to mortgage loans at December 31, 2012.

Other Commitments

In the ordinary course of business, the Company is obligated to purchase approximately $23 million of asset-backed securities in future periods at December 31, 2012. The expiration date of this commitment is in 2016.

The Company has entered into credit and short-term financing agreements under which the Company agreed to make loans to various affiliates (See Note 16).

The Company's wholly owned subsidiary, SA Affordable Housing, LLC ("SAAH LLC"), has invested and indirectly acquired low-income housing tax credits pursuant to
Section 42 of the Internal Revenue Code, as amended (the "federal tax credits"). In July 2010, SAAH LLC sold approximately $745 million in federal tax credits to unaffiliated investors through transactions that involved formation of investment limited partnerships in which SAAH LLC is the general partner. At the time of these transactions, SAAH LLC was a wholly owned subsidiary of SALIC, which merged with and into the Company on December 31, 2012 (see Note 1 for description of the merger). In connection with the sales of these federal tax credits, SALIC guaranteed, in favor of the unaffiliated investors, all payment obligations of SAAH LLC in its capacity as the general partner of the investment limited partnerships. Upon SALIC's merger with and into the Company, the Company assumed all of SALIC's obligations under these guarantees. SAAH LLC has retained proceeds from sales of the tax credits in an amount reasonably expected to meet its payment obligations as the general partner. Accordingly, the Company currently believes that any calls on its guarantees would be immaterial.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value ("NAV") per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2012.

CONTINGENT LIABILITIES

Legal Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company invested a total of $491 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions (October 2000 and June 2004). The Company received back a total amount of $567 million from these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments. In August 2010, a court-appointed receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. Robb, Evans & Associates LLC ("The Receiver") asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from this lawsuit will have a material adverse effect on the on the Company's consolidated financial condition, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $17 million and $26 million for these guaranty fund assessments at December 31, 2012, and 2011, respectively, which is reported within other liabilities in the accompanying consolidated balance sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

The Company recorded an increase of approximately $58 million and $179 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. The Company paid $7 million of this amount. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by AGLA (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

14. TOTAL EQUITY

Capital contributions received by the Company were $265 thousand, $16 million and $6 million in 2012, 2011 and 2010, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income are as follows:

                                                             2012     2011     2010
                                                           -------  -------  -------
                                                                 (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $12,608  $ 9,722  $ 6,541
   Gross unrealized losses                                    (704)  (2,143)  (2,289)
Net unrealized gains on other invested assets                  925      655      570
Adjustments to DAC, VOBA and deferred sales inducements     (1,804)  (1,088)    (703)
Insurance loss recognition                                  (2,048)  (1,712)    (234)
Foreign currency translation adjustments                        12       15       12
Deferred federal and state income tax expense               (3,096)  (1,913)  (1,350)
                                                           -------  -------  -------
   Accumulated other comprehensive income                  $ 5,893  $ 3,536  $ 2,547
                                                           =======  =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                                             Unrealized gains
                                             (losses) of fixed                    Adjustment to
                                                 maturity                        deferred policy
                                              investments on                    acquisition costs,
                                             which other-than  Unrealized gains value of business
                                             temporary credit  (losses) on all     acquired and
                                             impairments were   other invested    deferred sales   Insurance loss
                                                   taken            assets         inducements      recognition
                                             ----------------- ---------------- ------------------ --------------
                                                                                     (In Millions)
DECEMBER 31, 2012
Unrealized change arising during period           $1,682           $ 1,787            $(817)          $(1,143)
Less: Reclassification adjustments included
  in net income                                      230            (1,356)            (101)             (807)
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,452             3,143             (716)             (336)
Less: Income tax (expense) benefit                  (545)           (1,015)             257               119
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  907           $ 2,128            $(459)          $  (217)
                                                  ======           =======            =====           =======
DECEMBER 31, 2011
Unrealized change arising during period           $  616           $ 3,082            $(465)          $(1,478)
Less: Reclassification adjustments included
  in net income                                      291                (5)             (80)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                       325             3,087             (385)           (1,478)
Less: Income tax (expense) benefit                  (111)           (1,104)             134               519
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  214           $ 1,983            $(251)          $  (959)
                                                  ======           =======            =====           =======
DECEMBER 31, 2010
Unrealized change arising during period           $1,793           $ 2,737            $(722)          $  (234)
Less: Reclassification adjustments included
  in net income                                      526              (275)            (107)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,267             3,012             (615)             (234)
Less: Income tax (expense) benefit                  (447)           (1,096)             216                81
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  820           $ 1,916            $(399)          $  (153)
                                                  ======           =======            =====           =======





                                             Foreign currency
                                               translation
                                                adjustment     Total
                                             ---------------- -------

DECEMBER 31, 2012
Unrealized change arising during period            $(3)       $ 1,506
Less: Reclassification adjustments included
  in net income                                     --         (2,034)
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                      (3)         3,540
Less: Income tax (expense) benefit                   1         (1,183)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $(2)       $ 2,357
                                                   ===        =======
DECEMBER 31, 2011
Unrealized change arising during period            $ 3        $ 1,758
Less: Reclassification adjustments included
  in net income                                     --            206
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       3          1,552
Less: Income tax (expense) benefit                  (1)          (563)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 2        $   989
                                                   ===        =======
DECEMBER 31, 2010
Unrealized change arising during period            $ 7        $ 3,581
Less: Reclassification adjustments included
  in net income                                     --            144
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       7          3,437
Less: Income tax (expense) benefit                  (3)        (1,249)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 4        $ 2,188
                                                   ===        =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum dividend payout that may be made in 2013 without prior approval of the TDI is $2.4 billion.

In 2012 and 2011, the Company paid dividends totaling $1.9 billion and $1.8 billion, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The TDI has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the TDI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. The effective date was September 30, 2010. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income and capital and surplus of AGL at December 31 were as follows:

                                             2012    2011    2010
                                            ------- ------- -------
                                                 (In Millions)
             Statutory net income           $ 3,641 $   924 $   778
             Statutory capital and surplus  $11,514 $15,626 $15,717

15. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                           2012   2011    2010
                                          -----  -----  -------
                                              (In Millions)
                Current                   $  29  $(170) $   (15)
                Deferred                   (651)  (543)  (1,115)
                                          -----  -----  -------
                Total income tax benefit  $(622) $(713) $(1,130)
                                          =====  =====  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2012, 2011 and 2010. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2012     2011     2010
                                                     -------  -------  -------
                                                           (In Millions)
U.S. federal income tax (benefit) at statutory rate  $   845  $   464  $   721
Adjustments:
   Valuation allowance                                (1,457)  (1,225)  (1,679)
   State income tax                                       (2)      91      (84)
   Dividends received deduction                          (24)     (27)     (14)
   Audit corrections                                      12        1        4
   Prior year corrections                                 (3)      (8)     (21)
   Other credits, taxes and settlements                    7       (9)     (57)
                                                     -------  -------  -------
Total income tax benefit                             $  (622) $  (713) $(1,130)
                                                     =======  =======  =======

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2012     2011
                                                                           -------  -------
                                                                             (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $ 3,829  $ 5,213
   Basis differential of investments                                         1,085    1,075
   Policy reserves                                                           1,758    1,767
   Other                                                                       271      185
                                                                           -------  -------
   Total deferred tax assets before valuation allowance                      6,943    8,240
   Valuation allowance                                                      (3,467)  (5,018)
                                                                           -------  -------
   Total deferred tax assets                                                 3,476    3,222
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,074)  (1,969)
   Net unrealized gains on debt and equity securities available for sale    (3,081)  (2,429)
   State deferred tax liabilities                                              (21)      (5)
   Capitalized EDP                                                              (6)      (3)
                                                                           -------  -------
   Total deferred tax liabilities                                           (5,182)  (4,406)
                                                                           -------  -------
Net deferred tax liability                                                 $(1,706) $(1,184)
                                                                           =======  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012, the Company had the following net operating losses carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008        $ 2          2023
                       2009         --          2024
                       2010         24          2025
                       2011         10          2026
                       2012         17          2027
                                   ---
                       Total       $53
                                   ===

At December 31, 2012, the Company had the following foreign tax credit carryovers:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005        $ 1          2015
                       2006          6          2016
                       2007          1          2017
                       2008          2          2018
                       2009          3          2019
                       2010          9          2020
                       2011          7          2021
                       2012          7          2022
                                   ---
                       Total       $36
                                   ===

At December 31, 2012, the Company had the following capital loss carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008      $ 9,947        2013
                       2009          579        2014
                                 -------
                       Total     $10,526
                                 =======

At December 31, 2012, the Company had the following general business credit carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005       $ 18          2025
                       2006          7          2026
                       2007         90          2027
                       2008         15          2028
                       2009         27          2029
                       2010         38          2030
                       2011          7          2031
                       2012          7          2032
                                  ----
                       Total      $209
                                  ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

    . the nature, frequency and severity of cumulative financial reporting losses in recent years;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences;

    . prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2012, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration.

For the year ended December 31, 2012, the Company released $1.6 billion of its deferred tax asset valuation allowance associated with capital loss carryforwards, of which $1.5 billion was allocated to net income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may results in a reduction in projected taxable gains and reestablishment of a valuation allowance.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                              December 31,
                                                              ------------
                                                              2012   2011
                                                              ----  -----
                                                              (In Millions)
      Gross unrecognized tax benefits at beginning of period  $65   $ 345
         Increases in tax positions for prior years            20       1
         Decreases in tax positions for prior years            --    (281)
                                                              ---   -----
      Gross unrecognized tax benefits at end of period        $85   $  65
                                                              ===   =====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2012, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the Company's unrecognized tax benefits, excluding interest and penalties, were $67 million and $58 million, respectively. As of December 31, 2012 and 2011, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $11 million and $18 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2012 and 2011, the Company had accrued $18 million and $3 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2012, 2011 and 2010, the Company recognized an expense of $11 million, $1 million and $1 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2006. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001 to 2012 remain subject to examination by major tax jurisdictions.

16. RELATED-PARTY TRANSACTIONS

Events Related to AIG

Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG common stock, and the U.S. Department of the Treasury (the "Department of the Treasury") became AIG's majority shareholder, with approximately 92 percent of outstanding AIG common stock at that time.

The Department of the Treasury, as selling shareholder, sold all of its shares of AIG common stock through six registered public offerings completed in May 2011 and in March, May, August, September and December 2012 (the 2012 offerings collectively referred to as "the 2012 Offerings"). In the 2012 Offerings, the Department of the Treasury sold approximately 1.5 billion shares of AIG common stock for aggregate proceeds of approximately $45.8 billion. AIG purchased approximately 421 million shares of AIG common stock at an average price of $30.86 per share, for an aggregate purchase amount of approximately $13.0 billion, in the first four of the 2012 Offerings. AIG did not purchase any shares in the December 2012 offering. The Department of the Treasury still owns warrants to purchase 2.7 million shares of AIG common stock which expire in 2018.

AIG is currently regulated by the Board of Governors of the Federal Reserve System ("FRB") and subject to its examination, supervision and enforcement authority and reporting requirements as a savings and loan holding company ("SLHC"). In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank"), AIG may separately become subject to the examination, enforcement and supervisory authority of the FRB. In October 2012, AIG received a notice that it is under consideration by the Financial Stability Oversight Council created by Dodd-Frank for a proposed determination that it is a systemically important financial institution ("SIFI"). Changes mandated by Dodd-Frank include directing the FRB to promulgate minimum capital requirements for both SLHCs and SIFIs.

Additional information on AIG is publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"), which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The Company paid approximately $198 million, $278 million and $190 million for such services in 2012, 2011 and 2010, respectively. Accounts payable for such services were $172 million and $71 million at December 31, 2012 and 2011, respectively. The Company rents facilities and provides services on an allocated cost basis to various

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

affiliates. The Company also provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $282 million, $151 million and $144 million for such services and rent in 2012, 2011 and 2010, respectively. Accounts receivable for rent and services were $226 million and $47 million at December 31, 2012 and 2011, respectively.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $39 million, $36 million and $32 million for the years ended December 31, 2012, 2011 and 2010, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 8 percent, 10 percent and 15 percent of premiums received in 2012, 2011 and 2010, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 14 percent and 16 percent of sales in 2012, 2011 and 2010, respectively.

On February 1, 2004, SAAMCo. entered into an administrative services agreement with The United States Life Insurance Company in the City of New York ("USL") (as successor by merger of First SunAmerica Life Insurance Company ("FSA") with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $3 million, $2 million and $2 million in 2012, 2011 and 2010, respectively, and are included in the Company's consolidated statements of income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, VALIC, whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $15 million, $14 million and $13 million in 2012, 2011 and 2010, respectively, and are net of certain administrative costs incurred by VALIC of $4 million, $4 million and $4 million, respectively. The net amounts earned by SAAMCo are included in other revenue in the Company's consolidated statements of income.

Notes of Affiliates

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $201 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $513 million of fixed-rate asset-backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

In 2004, the Company purchased 80.1 percent of the non-voting preferred equity issued by Castle 2 Trust for $242 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by affiliates of the Company. In 2004, the Company purchased $60 million of fixed-rate asset-backed notes issued by Castle 2 Trust, which mature on November 15, 2026. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 2 Trust is consolidated in the Company's financial statements.

Castle 1 Trust, which is fully consolidated, recognized impairment losses of $4 million, $86 million and $5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Castle 2 Trust, which is fully consolidated, recognized impairment losses of $9 million and $87 million for the years ended December 31, 2012 and 2011, respectively. There were no impairments recognized in 2010.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million during 2010. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 15, 2020, issued by AGC Life. The Note was redeemed by AGC Life on December 28, 2011. The Company recognized interest income of $7 million and $314 thousand on the Note during 2011 and 2010, respectively.

On September 15, 2006, the Company invested $560 million in a 5.57 percent fixed rate Senior Promissory Note issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."), which matured on September 15, 2011. The Company recognized interest income of $22 million and $31 million on the Note during 2011 and 2010, respectively. Upon maturity, the Company reinvested $300 million in a
5.57 percent Senior Promissory Note due September 30, 2014, issued by SAFG, Inc. The Company recognized interest income of $16 million and $5 million on the Note during 2012 and 2011, respectively.

American Home and National Union Guarantees

American Home Assurance Company ("American Home") and National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), indirect wholly owned subsidiaries of AIG, have terminated the General Guarantee Agreements ("the Guarantees") with respect to prospectively issued policies and contracts issued by the Company. The Guarantees terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG will maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to Board of Directors and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Financing Agreements

On July 1, 2011, the Company entered into a short-term financial arrangement with SAFG Retirement Services, Inc. ("SAFGRS"), whereby SAFGRS has the right to borrow up to $100 million from the Company. Principal amounts borrowed under the arrangement may be repaid and re-borrowed, in whole or in part, at any time and from time to time, without penalty. All advances made shall be repaid by SAFGRS in full no later than the stated maturity date of December 31, 2012. There was no outstanding balance under this arrangement at December 31, 2012 or 2011. This short-term financing arrangement expired by its terms on December 31, 2012.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. All terms and conditions set forth in the arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 or 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 and 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On January 20, 2004 and February 15, 2004, the Company entered into separate short-term financing arrangements with USL, whereby the Company has the right to borrow up to $15 million under each agreement from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2012 and 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL, dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2012 and 2011.

On September 15, 2006, the Company amended and restated a short-term financial arrangement with SAAH LLC, whereby SAAH LLC has the right to borrow up to $200 million from the Company. Outstanding borrowings bear interest at a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to the daily Federal Commercial Paper rate, formally known as the Fed H.15 Financial CP 1 day (yield) (the "Fed H.15") (ticker H15F001Y), as calculated every business day by the Federal Reserve Bank and published by Bloomberg. The interest rate for each Advance shall equal the average daily rate of the Fed H.15 for the period in which the relevant Advance is outstanding. There was no outstanding balance under this agreement at December 31, 2012 or 2011.

On April 10, 2010, the Company amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS has the right to borrow up to $520 million from the Company. The principal amount of the note was originally for $950 million. Interest under the note is payable on the outstanding daily unpaid principal amount of each advance from the date the advance is made until payment in full, and accrues on a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to three-month USD-LIBOR plus 300 basis points (3.0 percent) for each interest period under the note; provided however, that at any given time, the three-month USD-LIBOR rate shall not be less than 3.5 percent. Interest accrued is payable on January 10, April 10, July 10, and October 10 of each year, commencing on
July 10, 2010 and ending on and including April 10, 2011 (unless the short-term financing arrangement is extended in accordance with its terms). On January 10, 2009, as required under AIG's credit facility agreement with the New York Fed, the Company and SAFGRS executed an affiliate subordination agreement in respect to the amended and restated short-term financing arrangement (the "Subordination Agreement"), pursuant to which the Company agreed to subordinate its rights under the short-term financing arrangement in favor of the New York Fed in limited circumstances. As a result of the complete repayment by AIG of all amounts owing under AIG's revolving credit facility with the New York Fed on January 14, 2011, the Subordination Agreement was terminated by the Company and SAFGRS on February 22, 2011. On April 11, 2011, SAFGRS repaid the amount borrowed under the note of $218 million, and by its terms the note expired. There was no outstanding balance at December 31, 2011.

GIC Assumption

On June 3, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, U.S. Bank National Association, as trustee ("US Bank"), and the Salt Verde Financial Corporation ("Salt Verde"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by Salt Verde. As part of this assignment and assumption, the Company received from AIGMFC approximately $312 thousand, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets, Inc. ("AIG Markets") in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On June 30, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, US Bank, as trustee, and the Southern California Public Power Authority ("SCPPS"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by SCPPA. As part of this assignment and assumption, the Company received from AIGMFC approximately $14 million, representing the then outstanding principal amount of

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments under the investment agreement plus accrued by unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On September 22, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, The Bank of New York Mellon Trust Company, N.A., as the trustee ("BONY"), and the Long Beach Bond Finance Authority ("Long Beach"), pursuant to which the Company assumed all of the AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and BONY relating to certain bonds issued by Long Beach. As part of this assignment and assumption, the Company received from AIGMFC approximately $20 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insurers, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $405 thousand at December 31, 2012 and $445 thousand at December 31, 2011. The Company believes the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $1.2 billion and $1.1 billion at December 31, 2012 and 2011, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

17. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

Ambrose Transactions

On February 6, 2013, the Company acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 2") with a fair market value of $159 million in exchange for an intraday Demand Note that was subsequently extinguished. The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 2 with a combined carrying value of approximately $2.0 billion to a newly formed special purpose entity, Ambrose 2013-2 ("Ambrose 2"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 2 in three tranches, (Class A1, B and X), with a fair value of approximately $2.0 billion. The Class X notes ($67 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $159 million Demand Note resulting in a $92 million capital contribution to the Company. Ambrose 2 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 2 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 2 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 2 is a VIE and the Company maintains the power to direct the activities of Ambrose 2 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 2 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity. The Class A1 and Class B structured securities issued by Ambrose 2 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 2 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 2 transaction resulted in an increase in the Company's assets (Secondary Portfolio 2 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

On April 10, 2013, the Company executed a similar transaction to Ambrose 2 in which it acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 3") with a fair market value of $179 million in exchange for an intraday Demand Note. that was subsequently extinguished The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 3 with a combined carrying value of approximately $2.1 billion to a newly formed special purpose entity, Ambrose 2013-3 ("Ambrose 3"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 3 in three tranches, (Class A1, B and X), with a fair value of approximately $2.1 billion. The Class X notes ($58 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $179 million Demand Note resulting in a $121 million capital contribution to the Company. Ambrose 3 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 3 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 3 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 3 is a VIE and the Company maintains the power to direct the activities of Ambrose 3 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 3 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Class A1 and Class B structured securities issued by Ambrose 3 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 3 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 3 transaction resulted in an increase in the Company's assets (Secondary Portfolio 3 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Dividend to AGC Life

The Company paid a $571 million dividend to AGC Life on March 28, 2013.

                                ELITEPLUS BONUS
                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements.

       The following financial statements are incorporated by reference or included herein, as indicated below, to thei Registration Statement:

         (1) Audited Financial Statements of AG Separate Account A of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2109 are included in Part B of the registration statement.

         (2) Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2010 are filed herewith.

(b)Exhibits

         (1)(a)       American General Annuity Insurance Company Board of Directors
                      resolution, authorizing the establishment of A. G. Separate Account
                      A. (1)
         (1)(b)       Section 5, the "Governing Law and Name of Surviving Corporation" of
                      the Agreement and Plan of Merger. (2)
         (2)          None.
         (3)          Principal Underwriter's Agreement. (3)
         (4)(i)       Individual Fixed and Variable Deferred Annuity Contract. (3)
         (4)(ii)      Annual Step-Up Death Benefit. (3)
         (4)(iii)     Persistency Bonus Endorsement. (4)
         (4)(iv)      Guaranteed Minimum Income Benefit Rider. (5)
         (4)(v)       Gain Preservation Death Benefit Rider. (5)
         (4)(vi)      Extended Care Waiver Endorsement. (5)
         (4)(vii)     MarketValue Adjustment Endorsement. (5)
         (4)(viii)    Tax Sheltered Annuity Endorsement. (5)
         (5)(i)       Application Form. (6)
         (5)(ii)      Investor Allocation Form. (6)
         (5)(iii)     Specimen form of Merger Endorsement for owners and participants residing in Texas. (2)
         (6)          Corporate Documents
         (6) (a)      By-Laws of American General Life Insurance Company, restated as of
                      June 8, 2005. (7)


         (6)(b)         Amended and Restated Articles of Incorporation of American General Life Insurance Company,
                        effective December 31, 1991. (8)

         (6)(c)         Amendment to the Amended and Restated Articles of Incorporation of American General Life
                        Insurance Company, effective July 13, 1995. (9)

         (7) (a)        Unconditional Capital Maintenance Agreement between American International Group, Inc. and
                        American General Life Insurance Company. (10)

         (7)(b)         Specimen form of Agreement and Plan of Merger, including the Articles of Incorporation of
                        American General Life Insurance Company as the Surviving Corporation. (2)

         (8)(a)(i)      Participation Agreement by and among A I M Variable Insurance Funds, Inc., A I M Distributors,
                        Inc., American General Annuity Insurance Company and AGA Brokerage Services, Inc. dated
                        November 23, 1998. (11)

         (8)(a)(ii)     Form of Administrative Services Agreement between American General Annuity Insurance Company and A I M Advisors, Inc. (12)

         (8)(a)(iii)    Form of Amendment No. 1 to Participation Agreement between A I M Variable Insurance Funds,
                        Inc., A I M Distributors, Inc., American General Annuity Insurance Company and AG
                        Distributors, Inc. (formerly known as AGA Brokerage Services, Inc.). (11)

         (8)(a)(iv)     Form of Amendment No. 2 to Participation Agreement between A I M Variable Insurance Funds,
                        Inc., A I M Distributors, Inc., American General Annuity Insurance Company and American
                        General Distributors, Inc. (formerly known as AG Distributors, Inc. and AGA Brokerage
                        Services, Inc.). (13)

         (8)(b)(i)      Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                        American General Annuity Insurance Company. (3)

         (8)(b)(ii)     First Amendment to Participation Agreement among Oppenheimer Variable Account Funds,
                        OppenheimerFunds, Inc. and American General Annuity Insurance Company. (3)

         (8)(b)(iii)    Form of Administrative Services Agreement between American General Annuity Insurance Company and OppenheimerFunds, Inc. (12)

         (8)(c)(i)      Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust,
                        Franklin Templeton Distributors, Inc. and American General Annuity Insurance Company, dated
                        May 1, 2000. (14)

         (8)(c)(ii)     Form of Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (12)

         (8)(c)(iii)    Form of First Amendment to Administrative Services Agreement between American General Annuity
                        Insurance Company and Franklin Templeton Services, Inc. (13)

         (8)(d)(i)      Form of Participation Agreement between American General Annuity Insurance Company, VALIC
                        Company I, formerly known as American General Series Portfolio Company and The Variable
                        Annuity Life Insurance Company. (11)

         (8)(d)(ii)     Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance
                        Company, VALIC Company I, formerly known as American General


                        Series Portfolio Company and The Variable Annuity Life Insurance Company dated August 6, 2010. (6)

         (8)(e)         Form of Participation Agreement among American General Annuity Insurance Company, OpCap Advisors and
                        OCC Accumulation Trust. (14)

         (8)(f)         Form of Participation Agreement among MFS Variable Insurance Trust, American General Annuity Insurance
                        Company and Massachusetts Financial Services Company, dated November 15, 2000. (6)

         (8)(g)         Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds, Corp. and American
                        General Annuity Insurance Company, dated November 15, 2000. (6)

         (8)(h)(i)      Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and
                        American General Annuity Insurance Company, dated October 2, 2000. (6)

         (8)(h)(ii)     Form of Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and American
                        General Annuity Insurance Company, dated October 2, 2000. (6)

         (8)(h)(iii)    Form of amendment to Fund Participation Agreement by and between Janus Aspen Series, Janus Distribuors,
                        LLc and American General Life Insurance Company dated January 1, 2013. (16)

         (8)(h)(iv)     Form of Amendment to Distribution and Shareholder Services Agreement by and between Janus Distributors, dated January 1, 2012. (16)

         (8)(i)         Form of Participation Agreement among Western National Life Insurance Company, The Variable Annuity Life
                        Insurance Company, VALIC Company II and American General Distribuors, Inc., dated May 12, 2010. (16)

         (8)(j)         Form of Consents to Assignment of the Fund Participation and Other Agreements (16)

         (9)(a)         Opinions. (16)

         (10)           Consents. (Filed herewith)

         (11)           None.

         (12)           None.

         (13)           Calculation of standard and nonstandard Performance Information. (15)

         (14)(a)        Power of Attorney-American Genral Life Insurance Company. (17)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-185761) of American General Life Insurance Company Separate Account II filed on January 2, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 033-86464) of AG Separate Account A filed on April 29, 1999, accession number 0000950129-99- 001838.


         (4)    Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 033-
                86464) of AG Separate Account A filed on March 2, 1998, accession number 0000928389-98-000039.

         (5)    Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-
                86464) of AG Separate Account A filed on June 5, 2001, accession number 0000950129-01- 501192.

         (6)    Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-
                86464) of AG Separate Account A filed on November 3, 2000, accession number 0000950129-00- 005239.

         (7)    Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-
                43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

         (8)    Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American
                General Life Insurance Company Separate Account D filed on October 16, 1991.


         (9)    Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-
                53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.


         (10)   Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-
                151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.


         (11)   Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-
                70801) of AG Separate Account A filed on July 16, 1999, accession number 0000950129-99- 003204


         (12)   Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-
                70801) of AG Separate Account A filed on April 18, 2000, accession number 0000950129-00- 001880.


         (13)   Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-
                67605) of AG Separate Account A filed on June 29, 2000, accession number 0000950129-00- 003490.


         (14)   Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-
                86464) of AG Separate Account A filed on December 22, 1999, accession number 0000950129- 99-005515.


         (15)   Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 033-
                86464) of AG Separate Account A filed on September 29, 1998, accession number 0000950129- 98-004072.


         (16)   Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-
                185792) of AG Separate Account A filed on December 31, 2012, accession number 0001193125- 12-519319.


         (17)   Incorporated by reference to Post-Effective Amendment No. 5 of Form N-6 Registration Statement (File No. 333-
                151576) of American General Life Insurance Company Separate Account VL-R filed April 30, 2013.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR

   Jay S. Wintrob (2)                   Director, Chairman, President and
                                        Chief Executive Officer
   Bruce R. Abrams                      Director and President - Fixed
                                        Annuities
   Thomas J. Diemer                     Director, Senior Vice President and
                                        Chief Risk Officer
   Jeffrey M. Farber (5)                Director
   Mary Jane B. Fortin                  Director, Executive Vice President
                                        and Chief Financial Officer
   Deborah A. Gero (2)                  Director, Senior Vice President and
                                        Chief Investment Officer
   Jana W. Greer (3)                    Director and President - Retirement
                                        Income Solutions
   Stephen A. Maginn (3)                Director, Senior Vice President and
                                        Chief Distribution Officer
   James A. Mallon                      Director and President - Life and
                                        Accident & Health
   Jonathan J. Novak (2)                Director and President -
                                        Institutional Markets
   Curtis W. Olson (1)                  Director and President - Group
                                        Benefits
   Robert M. Beuerlein                  Senior Vice President and Chief and
                                        Appointed Actuary
   Randall W. Epright                   Senior Vice President and Chief
                                        Information Officer
   Christine A. Nixon (2)               Senior Vice President and Chief Legal
                                        Officer
   Tim W. Still                         Senior Vice President and Chief
                                        Operations Officer
   Steven D. Anderson                   Vice President and Controller
   Jim A. Coppedge                      Vice President and Assistant Secretary
   Julie Cotton Hearne                  Vice President and Secretary
   David H. den Boer                    Vice President and Chief Compliance
                                        Officer
   John B. Deremo                       Vice President, Distribution
   William T. Devanney, Jr.             Vice President and Tax Officer
   Gavin D. Friedman (2)                Vice President and Litigation Officer
   Leo W. Grace                         Vice President, Product Filings
   Tracy E. Harris                      Vice President, Product Filings
   Mallary L. Reznik (2)                Vice President and Assistant Secretary
   T. Clay Spires                       Vice President and Tax Officer
   Michael E. Treske                    Vice President, Distribution
   William C. Wolfe                     Vice President and Treasurer
   Manda Ghaferi (2)                    Vice President
   David S. Jorgensen                   Vice President
   Melissa H. Cozart                    Privacy Officer
   Craig M. Long                        Anti-Money Laundering and Office of
                                        Foreign Asset Control Officer
   David J. Kumatz (4)                  Assistant Secretary
   Virginia N. Puzon (2)                Assistant Secretary
   Larry E. Blews                       38a-1 Compliance Officer

   (1)  3600 Route 66, Neptune, NJ 07753

   (2)  1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067

   (3)  21650 Oxnard Street, Woodland Hills, CA 91367

   (4)  200 American General Way, Brentwood, TN 37027

   (5)  1 New York Plaza, New York, NY 10004

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-13-001390, filed
February 21, 2013. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there were 1,268 contract owners of which 8640 were qualified contracts offered by this Registration Statement and 428 owned non-qualified contracts offered by this Registration Statement.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a)Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of American General Life Insurance Company.

    (b)The directors and principal officers of the principal underwriter are shown below. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

    NAME AND PRINCIPAL                  POSITION AND OFFICES WITH UNDERWRITER
    BUSINESS ADDRESS                    AMERICAN GENERAL DISTRIBUTORS, INC

    Kurt W. Bernlohr                    Director, Chief Executive Officer and
                                        President
    Jim Coppedge                        Director and Secretary
    David H. den Boer                   Director and Senior Vice President
    Thomas G. Norwood                   Executive Vice President
    Tom Ward                            Vice President
    Krien VerBerkmoes                   Chief Compliance Officer
    John Reiner                         Chief Financial Officer and Treasurer
    Daniel R. Cricks                    Tax Officer
    Robert C. Bauman                    Assistant Vice President
    Paul Hoepfl                         Assistant Treasurer
    Louis V. McNeal                     Assistant Treasurer
    Linda L. Pinney                     Assistant Treasurer

    Debra L. Herzog                     Assistant Secretary
    Paula G. Payne                      Assistant Secretary

   (c) American General Distributors, Inc. is the principal underwriter for AG Separate Account A. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by American General Life Insurance Company. These commissions do not result in any charge to AG Separate Account A or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of American General Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019 and at our Annuity Service Center, located at 205 E. 10th Avenue, Amarillo, Texas 79101.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.
   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
   d. American General Life Insurance Company, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company AG Separate Account A, has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2013.

                                    AG SEPARATE ACCOUNT A OF AMERICAN GENERAL
                                    LIFE INSURANCE COMPANY
                                    (Registrant)

                               BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                    (On behalf of the Registrant and itself)

                               BY:  MARY JANE B. FORTIN
                                    --------------------------------------------
                                    MARY JANE B. FORTIN
                                    EXECUTIVE VICE PRESIDENT
                                       AND CHIEF FINANCIAL OFFICER

                                     AGL-1

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE                           TITLE               DATE
---------                           -----               ----

*JAY S. WINTROB       Director, Chairman, President and
---------------------
JAY S. WINTROB        Chief Executive Officer           April 29, 2013

*BRUCE R. ABRAMS      Director and President - Fixed
---------------------
BRUCE R. ABRAMS       Annuities                         April 29, 2013

*THOMAS J. DIEMER     Director, Senior Vice
--------------------- President and
THOMAS J. DIEMER      Chief Risk Officer                April 29, 2013

*JEFFREY M. FARBER    Director
---------------------
JEFFREY M. FARBER                                       April 29, 2013

MARY JANE B. FORTIN   Director, Executive Vice
--------------------- President
*MARY JANE B. FORTIN  and Chief Financial Officer       April 29, 2013

                      Director, Senior Vice
--------------------- President and
DEBORAH A. GERO       Chief Investment Officer          April   , 2013

*JANA W. GREER        Director and President -
--------------------- Retirement
JANA W. GREER         Income Solutions                  April 29, 2013

*STEPHEN A. MAGINN    Director, Senior Vice
--------------------- President and
STEPHEN A. MAGINN     Chief Distribution Officer        April 29, 2013

*JAMES A. MALLON      Director and President - Life
--------------------- and
JAMES A. MALLON       Accident & Health                 April 29, 2013

*JONATHAN J. NOVAK    Director and President -
--------------------- Institutional
JONATHAN J. NOVAK     Markets                           April 29, 2013

*CURTIS W. OLSON      Director and President - Group
---------------------
CURTIS W. OLSON       Benefits                          April 29, 2013

*STEVEN D. ANDERSON   Vice President and Controller
---------------------
STEVEN D. ANDERSON                                      April 29, 2013

JENNIFER POWELL       Attorney-In-Fact
---------------------
*JENNIFER POWELL                                        April 29, 2013

                                     AGL-2

                                 EXHIBIT INDEX

ITEM 26. EXHIBITS

    (10) Consents

                                      E-1